UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:
BlackRock Funds
SM
BlackRock Total Factor Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds
SM
, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2021

Date of reporting period: 07/31/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

 Not Applicable
July 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Funds
SM
BlackRock Total Factor Fund

Dear Shareholder,
The 12-month reporting period as of July 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, eventually regaining the output lost from the pandemic.
Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets rebounded substantially.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the likelihood of less bond purchasing and the possibility of higher rates in 2023.
Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta variant remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals.
The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term credit, but inflation-protected U.S. Treasuries,
Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of July 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
19.19% 36.45%
U.S. small cap equities
(Russell 2000
®
Index)
7.86 51.97
International equities
(MSCI Europe, Australasia,
Far East Index)
10.83 30.31
Emerging market equities
(MSCI Emerging Markets
Index)
(2.76) 20.64
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.02 0.08
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(0.59) (5.12)
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
0.21 (0.70)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
1.38 3.47
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
3.66 10.62
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Consolidated Financial Statements:

Fund Summary
as of July 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock Total Factor Fund
Investment Objective
BlackRock Total Factor Fund’s (the “Fund”) investment objective is to seek total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended July 31, 2021, the Fund underperformed its reference benchmark, a blend of 60% MSCI World Index Hedged USD Net/40% Bloomberg
Barclays U.S. Aggregate Bond Index. For the same period, the Fund outperformed its secondary benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.
What factors influenced performance?
The Fund targets a total return in the form of capital appreciation and income over the long-term. The Fund utilizes a factor investing approach to provide a diversified engine for growth. The Fund targets multiple return drivers, or factors, across many asset classes and geographies. By leveraging a long/short implementation framework, the strategy seeks to isolate broad and persistent sources of returns, while maintaining a low correlation to equity and fixed-income markets in seeking to be resilient to market shocks and drawdowns.
Both the macro factor/risk parity and market-neutral style factor components of the Fund proved additive to performance over the 12 months, as the reflation trade sparked by the announcements of vaccine efficacy against the novel coronavirus provided a boost for the strategy. On the macro factor side, the Fund’s pro-cyclical economic growth exposure (risk-balanced allocation across equities, commodities and credit) drove substantial outperformance as a push toward global reopening ignited strong tailwinds for risk assets, with all three of the underlying asset classes contributing notably. Long/short style factors provided the strongest contributions across currencies and fixed income, with performance benefiting, respectively, from a tilt toward commodity-sensitive currencies over the course of the reopening trade and security selection across developed market debt. In terms of style-factor drivers, quality insights led contributions as investors began to shift into high cash flow companies with strong balance sheets.
Momentum contributed meaningfully as well, particularly across equity and fixed income exposures.
At the portfolio level, the primary detractor was the inflation factor within the macro factor/risk parity allocation proxied by the spread between nominal and inflation-linked bonds. The factor detracted as nominal debt went through a period of turbulence in the reflationary regime as investors shifted toward risk-on assets and rising inflation data weighed on bond prices. Across the market-neutral style factor allocation, the commodity and single name equity strategies detracted slightly for the period. In terms of style-
factor drivers, while the majority of the long/short style-factor allocation had a neutral or positive impact on returns, carry insights lagged as strong performance in currencies was offset by weakness in the equity and fixed income buckets.
The Fund routinely holds derivatives including futures, swaps, and currency forwards to gain exposure to single name stocks, global bonds, currencies, commodities, and equity market indices in a cost-efficient and capital-efficient manner. Additionally, some of the Fund’s currency forwards are held for hedging purposes to protect against unintended exposure to foreign currency risk. Over the period, the use of derivatives contributed positively to performance.
The Fund holds large unencumbered cash positions to meet collateral calls on derivative positions. The cash balance did not have a material impact on performance during the period.
Describe recent portfolio activity.
While the overall allocations to the factor groupings remained stable throughout the period, the timing model within single name equities was tilted toward value insights beginning early in the reflation trade through the middle of the second quarter of 2021. Late in the period, the timing model began to pare value exposure in favor of quality and momentum insights, which have rotated into favor as investors have repriced monetary policy expectations and the level of realized inflation that central banks are willing to tolerate prior to tightening.
Describe portfolio positioning at period end.
The Fund continued to seek to deliver positive absolute returns by balancing risks among equities, bonds, commodities, currencies and diversifying strategies. At the end of the period, the Fund was positioned slightly overweight to value and momentum strategies at the portfolio level, and with a marginal tilt away from carry. Within single name equities, the timing model held a tilt toward momentum and quality insights, while maintaining a roughly neutral stance on value and underweighting low volatility. Equities and fixed income remained the most overweight asset classes within the portfolio.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of July 31, 2021 (continued)

Fund Summary
BlackRock Total Factor Fund
Portfolio Information
TOTAL RETURN BASED ON A $10,000 INVESTMENT
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Foreign Government Obligations ........................ 52%
U.S. Treasury Obligations ............................. 48
Common Stocks ................................... —
(b)
(a)
Excludes short-term securities and options purchased.
(b)
Represents less than 1% of the Fund's total investments.
PORTFOLIO HOLDINGS
Security
Percent of
TotaI Investments
(a)
U.S. Treasury Inflation Linked Notes ..................... 31%
U.S. Treasury Inflation Linked Bonds ..................... 16
Canadian Government Bond .......................... 1 6
U.K. Treasury Inflation Linked Bonds ..................... 13
Commonwealth of Australia ........................... 12
French Republic .................................. 9
Federal Republic of Germany ......................... 3
(a)
Excludes short-term securities and options purchased.
(a)
Commencement of operations.
(b)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(c)
The Fund seeks to achieve its investment objective by investing in a broad range of global asset classes, such as equity securities (which may include derivative instruments that are tied economically to equity securities), fixed and floating rate debt instruments, derivatives, other investment companies, including exchange-traded funds (“ETFs”), real estate investment trusts
(“REITs”) and commodity-related instruments. The Fund’s total returns prior to February 3, 2017 are the returns of the Fund when it followed different investment strategies under the name
“BlackRock Strategic Risk Allocation Fund”.
(d)
This customized weighted index is comprised of the returns of the MSCI World Index Hedged USD Net (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%).
(e)
Represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI World Index, to the U.S. Dollar ("USD"), the "home"
currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month forward weight. The parent index is composed of large and midcap stocks across 23 developed market countries and its local performance is calculated in 13 different currencies, including the Euro.
(f)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
(g)
An unmanaged index that tracks 3-month U.S. Treasury securities. On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA 3-Month U.S. Treasury Bill Index (the "Index").
Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the lndex. Index data on and after 3/1/2021 is for the 4pm pricing variant of the Index.

Fund Summary
as of July 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Total Factor Fund
Performance Summary for the Period Ended July 31, 2021
Average Annual Total Returns
(a)(b)
1 Year 5 Years Since Inception
(c)
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
w/o sales
charge
w/sales
charge
Institutional .......................................................... 8.31% N/A 1.76% N/A 2.26% N/A
Investor A ........................................................... 8.01 2.34% 1.50 0.42% 2.01 1.37%
Investor C ........................................................... 7.16 6.16 0.75 0.75 1.30 1.30
Class K ............................................................ 8.30 N/A 1.79 N/A 2.28 N/A
60% MSCI World Index Hedged USD Net/40% Bloomberg Barclays U.S. Aggregate Bond
Index
......................................................
19.75 N/A 10.32 N/A 9.48 N/A
MSCI World Index Hedged USD Net ........................................ 35.02 N/A 14.91 N/A 13.62 N/A
Bloomberg Barclays U.S. Aggregate Bond Index .............................. (0.70) N/A 3.13 N/A 3.00 N/A
ICE BofA 3-Month U.S. Treasury Bill Index ................................... 0.08 N/A 1.17 N/A 0.72 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund seeks to achieve its investment objective by investing in a broad range of global asset classes, such as equity securities (which may include derivative instruments that are tied economically to equity securities), fixed and floating rate debt instruments, derivatives, other investment companies, including ETFs, REITs and commodity-related instruments. The Fund’s total returns prior to February 3, 2017 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Strategic Risk Allocation Fund”.
(c)
The Fund commenced operations on December 27, 2012.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

About Fund Performance

About Fund Performance / Disclosure of Expenses
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of February 3, 2017 is that of Institutional Shares. The performance of the
Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  5.25% and a service fee of  0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), the Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund's performance would have been lower. With respect to the Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested on February 1, 2021 and held through July 31, 2021) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled
“Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual Hypothetical
(a)
Beginning
Account Value
(02/01/21)
Ending
Account Value
(07/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(02/01/21)
Ending
Account Value
(07/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,089.30 $ 2.85 $ 1,000.00 $ 1,022.07 $ 2.76 0.55%
Investor A ................................ 1,000.00 1,087.60 4.14 1,000.00 1,020.83 4.01 0.80
Investor C ................................ 1,000.00 1,084.10 7.96 1,000.00 1,017.16 7.70 1.54
Class K .................................. 1,000.00 1,089.20 2.59 1,000.00 1,022.32 2.51 0.50
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

Derivative Financial Instruments
2021
BlackRock Annual Report to Shareholders

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated
Financial Statements.

BlackRock Total Factor Fund
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
July 31, 2021
Security
Shares
Shares Value
Common Stocks — 0.0%
United States — 0.0%
Avaya Holdings Corp.
(a)
.......... 15 $ 363
Total Common Stocks — 0.0%
(Cost: $207) ................................... 363
Par (000)
Pa r (000)
Foreign Government Obligations — 5.3%
Australia — 1.2%
Commonwealth of Australia:
3.00%, 09/20/25 ............ AUD 716 627,740
0.75%, 11/21/27 ............ 494 408,015
2.50%, 09/20/30 ............ 556 538,009
2.00%, 08/21/35 ............ 373 372,675
1.25%, 08/21/40 ............ 312 294,697
1.00%, 02/21/50 ............ 308 294,820
2,535,956
Canada — 1.6%
Canadian Government Bond:
6.76%, 12/01/26 ............ CAD 456 474,023
4.00%, 12/01/31 ............ 486 577,944
4.07%, 12/01/36 ............ 441 528,719
2.51%, 12/01/41 ............ 453 510,604
1.81%, 12/01/44 ............ 512 544,523
1.42%, 12/01/47 ............ 480 501,424
0.54%, 12/01/50 ............ 448 403,536
3,540,773
France — 0.9%
French Republic:
1.27%, 07/25/22 ............ EUR 124 152,081
2.43%, 07/25/23
(b)
........... 139 177,341
0.27%, 07/25/24 ............ 107 136,447
0.10%, 03/01/25 ............ 79 100,279
0.10%, 03/01/26
(b)
........... 66 86,026
2.11%, 07/25/27 ............ 130 191,803
0.10%, 03/01/28 ............ 78 104,323
0.10%, 03/01/29 ............ 72 99,162
4.48%, 07/25/29 ............ 71 122,012
0.75%, 07/25/30
(b)
........... 97 143,384
0.10%, 07/25/31
(b)
........... 21 30,246
0.10%, 03/01/32 ............ 10 14,192
4.16%, 07/25/32 ............ 92 173,129
0.10%, 03/01/36
(b)
........... 38 55,484
0.10%, 07/25/36
(b)
........... 46 68,571
2.20%, 07/25/40
(b)
........... 87 172,800
0.11%, 07/25/47
(b)
........... 78 127,349
1,954,629
Germany — 0.3%
Federal Republic of Germany:
0.11%, 04/15/23 ............ 98 119,968
0.11%, 04/15/26 ............ 111 145,180
0.53%, 04/15/30 ............ 133 195,043
0.10%, 04/15/33 ............ 18 27,510
0.11%, 04/15/46 ............ 67 124,902
612,603
United Kingdom — 1.3%
U.K. Treasury Inflation Linked Bonds:
1.88%, 11/22/22 ............ GBP 43 63,996
0.13%, 03/22/24 ............ 50 75,827
2.50%, 07/17/24 ............ 37 61,301
Security
Par (000)
Par (000) Value
United Kingdom (continued)
0.13%, 03/22/26 ............ GBP 40 $ 64,372
1.25%, 11/22/27 ............ 42 76,459
0.13%, 08/10/28 ............ 42 73,528
0.13%, 03/22/29 ............ 48 85,451
4.13%, 07/22/30 ............ 25 59,485
0.13%, 08/10/31 ............ 12 23,228
1.25%, 11/22/32 ............ 42 90,178
0.75%, 03/22/34 ............ 48 102,612
2.00%, 01/26/35 ............ 33 82,084
0.13%, 11/22/36 ............ 37 79,319
1.13%, 11/22/37 ............ 42 103,580
0.13%, 03/22/39 ............ 8 18,181
0.63%, 03/22/40 ............ 53 130,298
0.13%, 08/10/41 ............ 26 61,178
0.63%, 11/22/42 ............ 41 108,303
0.13%, 03/22/44 ............ 44 108,165
0.13%, 03/22/46 ............ 35 90,857
0.75%, 11/22/47 ............ 42 127,282
0.13%, 08/10/48 ............ 23 63,247
0.50%, 03/22/50 ............ 47 143,007
0.13%, 03/22/51 ............ 5 14,760
0.25%, 03/22/52 ............ 32 96,228
1.25%, 11/22/55 ............ 37 150,255
0.13%, 11/22/56 ............ 21 66,561
0.13%, 03/22/58 ............ 27 90,864
0.38%, 03/22/62 ............ 36 138,893
0.13%, 11/22/65 ............ 22 88,028
0.13%, 03/22/68 ............ 35 149,680
2,687,207
Total Foreign Government Obligations — 5.3%
(Cost: $10,030,130) .............................. 11,331,168
U.S. Treasury Obligations — 4.9%
U.S. Treasury Inflation Linked Bonds:
2.38%, 01/15/25 - 01/15/27 ..... USD 356 426,899
2.00%, 01/15/26 ............ 197 234,275
1.75%, 01/15/28 ............ 113 139,629
3.63%, 04/15/28 ............ 158 217,421
2.50%, 01/15/29 ............ 100 132,287
3.88%, 04/15/29 ............ 180 259,121
3.38%, 04/15/32 ............ 40 59,975
2.13%, 02/15/40 - 02/15/41 ..... 276 425,276
0.75%, 02/15/42 - 02/15/45 ..... 292 369,038
0.63%, 02/15/43 ............ 191 235,404
1.38%, 02/15/44 ............ 188 267,782
1.00%, 02/15/46 - 02/15/49 ..... 386 529,826
0.88%, 02/15/47 ............ 104 138,335
0.25%, 02/15/50 ............ 89 104,832
0.13%, 02/15/51 ............ 63 72,378
U.S. Treasury Inflation Linked Notes:
0.13%, 07/15/22 - 01/15/31 ..... 2,803 3,072,264
0.63%, 04/15/23 - 01/15/26 ..... 1,048 1,139,167
0.38%, 07/15/23 - 07/15/27 ..... 1,094 1,211,607
0.50%, 04/15/24 - 01/15/28 ..... 256 289,808
0.25%, 01/15/25 - 07/15/29 ..... 552 617,728
0.75%, 07/15/28 ............ 243 286,403

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
July 31, 2021
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.88%, 01/15/29 ............ USD 303 $ 359,691
Total U.S. Treasury Obligations — 4.9%
(Cost: $9,722,274) .............................. 10,589,146
Total Long-Term Investments — 10.2%
(Cost: $19,752,611) .............................. 21,920,677
Shares
Shares
Short-Term Securities — 66.3%
Money Market Funds — 10.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01%
(c)(d)
.... 22,001,744 22,001,744
Total Money Market Funds — 10.3%
(Cost: $22,001,744) .............................. 22,001,744
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 56.0%
U.S. Treasury Bills
(e)
:
0.04%, 04/21/22 ............ USD 22,000 $ 21,991,994
0.05%, 03/24/22 ............ 30,000 29,990,738
0.06%, 05/19/22 ............ 35,000 34,982,379
0.09%, 08/12/21 ............ 33,000 32,999,679
Total U.S. Treasury Obligations — 56.0%
(Cost: $119,966,319) ............................. 119,964,790
Total Short-Term Securities — 66.3%
(Cost: $141,968,063) ............................. 141,966,534
Total Options Purchased — 0.2%
(Cost: $851,208 ) ................................ 320,355
Total Investments — 76.7%
(Cost: $162,571,882) ............................. 164,207,566
Other Assets Less Liabilities — 23.3% .................. 49,934,177
Net Assets — 100.0% .............................. $ 214,141,743
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Annualized 7-day yield as of period end.
(d)
Affiliate of the Fund.
(e)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/21
Shares
Held at
07/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 50,698,955 $ — $ (28,697,211) $ — $ — $ 22,001,744 22,001,744 $ 4,002 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 10 Euro Index ...................................................... 114 08/20/21 $ 8,938 $ 86,147
IBEX 35 Index ............................................................ 193 08/20/21 19,860 54,231
FTSE China A50 Index ...................................................... 1,230 08/30/21 18,418 (671,814)
Brent Crude Oil
(a)
.......................................................... 117 08/31/21 8,823 657,779
Euro-Bund .............................................................. 495 09/08/21 103,681 3,045,547
TOPIX Index ............................................................. 120 09/09/21 20,838 (512,348)
Low Sulphur Gasoil
(a)
....................................................... 146 09/10/21 8,968 211,325
Australia 10 Year Bond ...................................................... 1,204 09/15/21 128,467 4,201,572
FTSE/MIB Index .......................................................... 72 09/17/21 10,829 (63,444)
MSCI Hong Kong Equity Index ................................................. 34 09/17/21 2,638 (68,034)
U.S. Treasury 10 Year Note ................................................... 251 09/21/21 33,767 526,266
Silver
(a)
................................................................ 4 09/28/21 511 (11,726)
100 oz Gold
(a)
............................................................ 25 12/29/21 4,543 24,398
7,479,899
Short Contracts
AEX Index .............................................................. 13 08/20/21 2,317 (41,661)
OMXS30 Index ........................................................... 541 08/20/21 14,896 (173,544)
WTI Crude Oil
(a)
........................................................... 34 08/20/21 2,514 (28,634)
SGX NIFTY 50 Index ....................................................... 262 08/26/21 8,266 49,568
Natural Gas
(a)
............................................................ 53 08/27/21 2,074 (102,347)
RBOB Gasoline
(a)
......................................................... 31 08/31/21 3,040 (210,448)
S&P/TSX 60 Index ......................................................... 80 09/16/21 15,549 (157,059)
SPI 200 Index ............................................................ 32 09/16/21 4,286 (29,623)
DAX Index .............................................................. 7 09/17/21 3,228 (7,043)
FTSE 100 Index .......................................................... 94 09/17/21 9,102 128,825
S&P 500 E-Mini Index ...................................................... 52 09/17/21 11,413 (43,128)
Canada 10 Year Bond ...................................................... 604 09/21/21 71,656 (1,934,637)
Long Gilt ............................................................... 219 09/28/21 39,509 (778,020)
(3,327,751)
$ 4,152,148
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 611,498 AUD 815,000 Barclays Bank plc 08/03/21 $ 13,410
USD 611,421 AUD 815,000 Goldman Sachs International 08/03/21 13,333
USD 611,486 AUD 815,000 Toronto Dominion Bank 08/03/21 13,398
USD 698,086 AUD 930,350 UBS AG 08/03/21 15,348
USD 763,189 CAD 945,000 Barclays Bank plc 08/03/21 5,735
USD 851,701 CAD 1,055,000 Goldman Sachs International 08/03/21 6,078
USD 763,126 CAD 945,000 Toronto Dominion Bank 08/03/21 5,672
USD 806,043 CAD 998,080 UBS AG 08/03/21 6,043
USD 612,215 EUR 515,000 Barclays Bank plc 08/03/21 1,296
USD 612,317 EUR 515,000 Goldman Sachs International 08/03/21 1,398
USD 612,376 EUR 515,000 Toronto Dominion Bank 08/03/21 1,457
USD 619,758 EUR 521,874 UBS AG 08/03/21 685
USD 709,674 AUD 963,000 Barclays Bank plc 09/02/21 2,861
USD 623,019 AUD 845,000 Goldman Sachs International 09/02/21 2,814
USD 622,813 AUD 845,000 Toronto Dominion Bank 09/02/21 2,608
USD 619,188 AUD 840,350 UBS AG 09/02/21 2,396
USD 791,962 CAD 985,000 Barclays Bank plc 09/02/21 2,471

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 791,832 CAD 985,000 Goldman Sachs International 09/02/21 $ 2,341
USD 791,899 CAD 985,000 Toronto Dominion Bank 09/02/21 2,408
USD 794,395 CAD 988,080 UBS AG 09/02/21 2,436
USD 630,421 EUR 530,000 Barclays Bank plc 09/02/21 1,332
USD 630,316 EUR 530,000 Goldman Sachs International 09/02/21 1,227
USD 630,546 EUR 530,000 Toronto Dominion Bank 09/02/21 1,457
USD 630,013 EUR 529,874 UBS AG 09/02/21 1,074
USD 802,208 GBP 575,000 Barclays Bank plc 09/02/21 2,900
USD 635,223 GBP 455,000 Goldman Sachs International 09/02/21 2,727
USD 635,451 GBP 455,000 Toronto Dominion Bank 09/02/21 2,955
USD 638,372 GBP 457,499 UBS AG 09/02/21 2,403
CAD 600,000
(a)
USD 477,219 Morgan Stanley & Co. International plc 09/15/21 3,696
CHF 1,091,000
(a)
USD 1,186,959 Morgan Stanley & Co. International plc 09/15/21 18,801
CNY 3,578,000
(a)
USD 550,531 Morgan Stanley & Co. International plc 09/15/21 881
GBP 23,992,000
(a)
USD 33,167,713 Morgan Stanley & Co. International plc 09/15/21 184,814
INR 55,798,000
(a)
USD 744,857 Morgan Stanley & Co. International plc 09/15/21 1,653
JPY 109,667,000
(a)
USD 987,904 Morgan Stanley & Co. International plc 09/15/21 12,091
MXN 46,608,000
(a)
USD 2,238,294 Morgan Stanley & Co. International plc 09/15/21 89,164
NZD 15,174,000
(a)
USD 10,534,125 Morgan Stanley & Co. International plc 09/15/21 35,684
RUB 334,268,000
(a)
USD 4,512,683 Barclays Bank plc 09/15/21 28,805
RUB 176,803,000
(a)
USD 2,390,257 Deutsche Bank AG 09/15/21 11,854
RUB 514,072,000
(a)
USD 6,928,459 HSBC Bank plc 09/15/21 55,913
RUB 1,255,496,000
(a)
USD 16,856,861 JPMorgan Chase Bank NA 09/15/21 200,771
SEK 2,599,000 USD 300,812 JPMorgan Chase Bank NA 09/15/21 1,208
TWD 150,185,000
(a)
USD 5,370,060 Citibank NA 09/15/21 12,005
USD 34,492,403
(a)
AUD 45,393,000 Morgan Stanley & Co. International plc 09/15/21 1,173,345
USD 4,299,166
(a)
BRL 22,026,000 BNP Paribas SA 09/15/21 95,065
USD 955,877
(a)
BRL 4,888,738 Goldman Sachs International 09/15/21 22,764
USD 3,459,971
(a)
BRL 17,781,000 HSBC Bank plc 09/15/21 66,114
USD 980,180
(a)
BRL 4,980,000 JPMorgan Chase Bank NA 09/15/21 29,648
USD 103,087
(a)
BRL 527,262 Standard Chartered Bank 09/15/21 2,449
USD 7,651,762
(a)
CAD 9,495,000 Morgan Stanley & Co. International plc 09/15/21 41,287
USD 1,638,231
(a)
CHF 1,466,000 Morgan Stanley & Co. International plc 09/15/21 18,025
USD 6,858,455
(a)
CNY 44,161,000 Morgan Stanley & Co. International plc 09/15/21 52,719
USD 51,953,262
(a)
EUR 42,534,000 Morgan Stanley & Co. International plc 09/15/21 1,453,281
USD 187,025
(a)
HKD 1,451,000 Morgan Stanley & Co. International plc 09/15/21 290
USD 37,460,085
(a)
KRW 41,639,085,000 BNP Paribas SA 09/15/21 1,372,531
USD 88,650
(a)
KRW 98,862,396 Deutsche Bank AG 09/15/21 2,968
USD 955,709
(a)
KRW 1,065,816,604 Goldman Sachs International 09/15/21 31,992
USD 268,065
(a)
NOK 2,213,000 Morgan Stanley & Co. International plc 09/15/21 17,549
USD 22,954,418
(a)
NZD 32,094,000 Morgan Stanley & Co. International plc 09/15/21 598,583
USD 1,050,251
(a)
SEK 8,669,000 Morgan Stanley & Co. International plc 09/15/21 42,858
USD 152,687
(a)
SGD 202,000 Morgan Stanley & Co. International plc 09/15/21 3,613
USD 36,614,507
(a)
TWD 1,004,043,000 Barclays Bank plc 09/15/21 633,388
USD 1,046,563
(a)
TWD 28,719,780 BNP Paribas SA 09/15/21 17,354
USD 547,837
(a)
TWD 15,197,000 HSBC Bank plc 09/15/21 3,234
USD 526,822
(a)
TWD 14,457,220 Morgan Stanley & Co. International plc 09/15/21 8,730
6,465,390
AUD 845,000 USD 622,849 Barclays Bank plc 08/03/21 (2,747)
AUD 845,000 USD 622,942 Goldman Sachs International 08/03/21 (2,839)
AUD 845,000 USD 622,729 Toronto Dominion Bank 08/03/21 (2,627)
AUD 840,350 USD 619,077 UBS AG 08/03/21 (2,386)
CAD 985,000 USD 791,992 Barclays Bank plc 08/03/21 (2,476)
CAD 985,000 USD 791,864 Goldman Sachs International 08/03/21 (2,348)
CAD 985,000 USD 791,928 Toronto Dominion Bank 08/03/21 (2,412)
CAD 988,080 USD 794,430 UBS AG 08/03/21 (2,445)
EUR 530,000 USD 630,064 Barclays Bank plc 08/03/21 (1,351)
EUR 530,000 USD 629,958 Goldman Sachs International 08/03/21 (1,245)
EUR 530,000 USD 630,186 Toronto Dominion Bank 08/03/21 (1,473)
EUR 529,874 USD 629,655 UBS AG 08/03/21 (1,092)
GBP 455,000 USD 635,316 Barclays Bank plc 08/03/21 (2,867)
GBP 455,000 USD 635,180 Goldman Sachs International 08/03/21 (2,730)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 455,000 USD 635,407 Toronto Dominion Bank 08/03/21 $ (2,958)
GBP 457,499 USD 638,330 UBS AG 08/03/21 (2,406)
USD 62,848 EUR 53,000 UBS AG 08/03/21 (23)
USD 616,156 GBP 445,000 Barclays Bank plc 08/03/21 (2,394)
USD 616,106 GBP 445,000 Goldman Sachs International 08/03/21 (2,444)
USD 616,213 GBP 445,000 Toronto Dominion Bank 08/03/21 (2,337)
USD 602,233 GBP 435,499 UBS AG 08/03/21 (3,111)
USD 71,660 GBP 52,000 Westpac Banking Corp. 08/03/21 (620)
USD 64,883 CAD 81,000 Barclays Bank plc 09/02/21 (40)
USD 75,934 EUR 64,000 Barclays Bank plc 09/02/21 (31)
AUD 4,692,000
(a)
USD 3,474,190 Morgan Stanley & Co. International plc 09/15/21 (30,199)
BRL 103,048,000
(a)
USD 20,244,471 Deutsche Bank AG 09/15/21 (575,710)
BRL 4,025,000
(a)
USD 798,073 Goldman Sachs International 09/15/21 (29,822)
CAD 61,591,000
(a)
USD 50,990,107 Morgan Stanley & Co. International plc 09/15/21 (1,623,420)
CNY 170,591,000
(a)
USD 26,565,269 Morgan Stanley & Co. International plc 09/15/21 (275,164)
EUR 6,137,000
(a)
USD 7,303,738 Morgan Stanley & Co. International plc 09/15/21 (17,370)
GBP 10,664,000
(a)
USD 15,077,235 Morgan Stanley & Co. International plc 09/15/21 (252,654)
INR 71,384,243
(a)
USD 967,100 BNP Paribas SA 09/15/21 (12,064)
INR 2,643,406,757
(a)
USD 35,891,875 Morgan Stanley & Co. International plc 09/15/21 (526,262)
JPY 3,276,035,000
(a)
USD 29,997,227 Morgan Stanley & Co. International plc 09/15/21 (124,810)
MXN 142,451,000
(a)
USD 7,134,151 Morgan Stanley & Co. International plc 09/15/21 (20,591)
RUB 42,920,000
(a)
USD 587,296 Goldman Sachs International 09/15/21 (4,169)
TWD 26,628,000
(a)
USD 962,029 BNP Paribas SA 09/15/21 (7,782)
TWD 6,111,000
(a)
USD 219,939 Deutsche Bank AG 09/15/21 (944)
TWD 282,766,000
(a)
USD 10,138,252 Societe Generale SA 09/15/21 (4,984)
USD 4,212,450
(a)
CAD 5,307,000 Morgan Stanley & Co. International plc 09/15/21 (41,239)
USD 10,867,021
(a)
CNY 70,565,000 HSBC Bank plc 09/15/21 (7,886)
USD 17,024,159
(a)
CNY 110,743,000 Morgan Stanley & Co. International plc 09/15/21 (42,655)
USD 20,874,979
(a)
EUR 17,659,000 Morgan Stanley & Co. International plc 09/15/21 (91,288)
USD 2,770,998
(a)
INR 208,156,000 BNP Paribas SA 09/15/21 (13,880)
USD 2,731,781
(a)
INR 204,190,000 Citibank NA 09/15/21 (36)
USD 16,616,805
(a)
JPY 1,827,422,000 Morgan Stanley & Co. International plc 09/15/21 (46,483)
USD 10,474,656
(a)
MXN 211,266,000 Morgan Stanley & Co. International plc 09/15/21 (75,311)
USD 6,554,298
(a)
NZD 9,417,000 Morgan Stanley & Co. International plc 09/15/21 (5,336)
USD 343,813
(a)
RUB 25,485,000 Goldman Sachs International 09/15/21 (2,436)
(3,879,897)
$ 2,585,493
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
0.26% Annual
6 month
EURIBOR Semi-Annual BNP Paribas SA 08/13/21 0.26 % EUR 21,398 $ 18
10-Year Interest Rate Swap
(a)
1.82% Semi-Annual 3 month LIBOR Quarterly Citibank NA 08/13/21 1.82 USD 17,724 50
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 10/15/21 1.43 USD 24,987 192,591
10-Year Interest Rate Swap
(a)
0.05% Annual
6 month
EURIBOR Semi-Annual BNP Paribas SA 10/15/21 0.05 EUR 16,938 73,124
10-Year Interest Rate Swap
(a)
0.05% Annual
6 month
EURIBOR Semi-Annual Citibank NA 10/15/21 0.05 EUR 12,641 54,572
$ 320,355
(a)
Forward settling swaption.

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.36.V1 ..... 5.00 % Quarterly 06/20/26 BBB- USD 9,563 $ 933,982 $ 785,988 $ 147,994
ITRAXX.EUR.
CROSSOVER.35.V1 . 5.00 Quarterly 06/20/26 BB EUR 7,758 1,162,791 929,200 233,591
$ 2,096,773 $ 1,715,188 $ 381,585
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures August
2021 ................ BRL (10,222,837) Merrill Lynch International & Co. 08/18/21 BRL 10,223 $ 65,053 $ — $ 65,053
BOVESPA Index Futures August
2021 ................ BRL (1,414,168) Merrill Lynch International & Co. 08/18/21 BRL 1,414 13,804 — 13,804
BOVESPA Index Futures August
2021 ................ BRL (1,026,966) Merrill Lynch International & Co. 08/18/21 BRL 1,027 9,747 — 9,747
BOVESPA Index Futures August
2021 ................ BRL (3,694,057) Merrill Lynch International & Co. 08/18/21 BRL 3,694 29,824 — 29,824
BOVESPA Index Futures August
2021 ................ BRL (4,776,467) Merrill Lynch International & Co. 08/18/21 BRL 4,776 26,788 — 26,788
BOVESPA Index Futures August
2021 ................ BRL (7,211,432) Merrill Lynch International & Co. 08/18/21 BRL 7,211 72,583 — 72,583
BOVESPA Index Futures August
2021 ................ BRL (9,752,012) Merrill Lynch International & Co. 08/18/21 BRL 9,752 44,941 — 44,941
Taiwan Capitalization Weighted
Stock Index Futures August
2021 ................ TWD 37,545,584 Merrill Lynch International & Co. 08/18/21 TWD 37,546 8,483 — 8,483
Taiwan Capitalization Weighted
Stock Index Futures August
2021 ................ TWD 131,707,529 Merrill Lynch International & Co. 08/18/21 TWD 131,708 (42,379) — (42,379)
Taiwan Capitalization Weighted
Stock Index Futures August
2021 ................ TWD 417,124,742 Merrill Lynch International & Co. 08/18/21 TWD 417,125 (422,612) — (422,612)
KOSPI 200 Index Futures
September 2021 ........ KRW 2,530,506,000 HSBC Bank plc 09/09/21 KRW 2,530,506 (78,423) — (78,423)
KOSPI 200 Index Futures
September 2021 ........ KRW 2,080,944,600 Merrill Lynch International & Co. 09/09/21 KRW 2,080,945 (56,548) — (56,548)
KOSPI 200 Index Futures
September 2021 ........ KRW 1,834,441,100 Merrill Lynch International & Co. 09/09/21 KRW 1,834,441 (26,726) — (26,726)
KOSPI 200 Index Futures
September 2021 ........ KRW 4,441,103,600 Merrill Lynch International & Co. 09/09/21 KRW 4,441,104 (79,116) — (79,116)
KOSPI 200 Index Futures
September 2021 ........ KRW 1,755,563,600 Merrill Lynch International & Co. 09/09/21 KRW 1,755,564 (50,392) — (50,392)
KOSPI 200 Index Futures
September 2021 ........ KRW 3,335,829,400 Merrill Lynch International & Co. 09/09/21 KRW 3,335,829 (40,625) — (40,625)
KOSPI 200 Index Futures
September 2021 ........ KRW 1,506,430,100 Merrill Lynch International & Co. 09/09/21 KRW 1,506,430 (18,283) — (18,283)
KOSPI 200 Index Futures
September 2021 ........ KRW 2,381,745,850 Merrill Lynch International & Co. 09/09/21 KRW 2,381,746 (41,336) — (41,336)
Swiss Market Index Futures
September 2021 ........ CHF 2,733,090 HSBC Bank plc 09/17/21 CHF 2,733 55,097 — 55,097
Swiss Market Index Futures
September 2021 ........ CHF 1,435,180 HSBC Bank plc 09/17/21 CHF 1,435 18,568 — 18,568

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Swiss Market Index Futures
September 2021 ........ CHF 240,792 HSBC Bank plc 09/17/21 CHF 241 $ 1,333 $ — $ 1,333
Swiss Market Index Futures
September 2021 ........ CHF 359,808 HSBC Bank plc 09/17/21 CHF 360 3,524 — 3,524
$ (506,695) $ — $ (506,695)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
06/16/25 $ (9,926) $ 169,411
(c)
$ 163,275 34.8%
Monthly Citibank NA
(d)
02/24/23-02/27/23 50,545 140,422
(e)
165,967 21.8
Monthly
Credit Suisse
International
(f)
02/08/23 (297,264) 378,045
(g)
71,528 30.8
Monthly
Deutsche Bank
AG
(h)
02/17/23 28,678 206,914
(i)
77,695 25.6
Monthly
Goldman Sachs
International
(j)
02/27/23-03/01/23 157,448 45,011
(k)
203,575 34.6
Monthly
JPMorgan Chase
Bank NA
(l)
02/08/23 82,180 7,598
(m)
79,956 4.3
Monthly
Merrill Lynch
International &
Co.
(n)
02/15/23 102,401 102,915
(o)
211,516 30.9
$ 1,050,316 $ 973,512
(b) (d) (f)
Range: 15-210 basis points 18-90 basis points 20-80 basis points
Benchmarks: Association of Banks in Singapore Swap Offer Rate
Fixing 1 Month
Association of Banks in Singapore Swap Offer Rate
Fixing 1 Month
Association of Banks in Singapore SGD 1 Month
ASX Australian Bank Bill Short Term Rates 1 Month ASX Australian Bank Bill Short Term Rates 1 Month ASX Australian Bank Bill Short Term Rates 1 Month
Copenhagen Interbank Swap Rate 1 Month Bank of Canada Overnight Repo Rate Canada Bankers Acceptances 1 Month
Hong Kong Interbank Offer Rate 1 Month Copenhagen Interbank Swap Rate 1 Week Copenhagen Interbank Swap Rate 1 Month
Intercontinental Exchange LIBOR: Hong Kong Interbank Offer Rate 1 Week Hong Kong Interbank Offer Rate 1 Month
CHF 1 Month Intercontinental Exchange LIBOR: Intercontinental Exchange LIBOR:
EUR 1 Month CHF 1 Week CHF 1 Month
JPY 1 Month EUR 1 Week EUR 1 Month
USD 1 Month JPY 1 Month GBP 1 Month
Norway Interbank Offer Rate 1 Month USD 1 Month JPY 1 Month
Sterling Overnight Index Average Israel Tel Aviv Interbank Offer Rate 1 Month Norway Interbank Offer Rate 1 Month
Stockholm Interbank Offer Rate 1 Month Norway Interbank Offer Rate 1 Week Stockholm Interbank Offer Rate 1 Month
USD Overnight Bank Funding Rate Sterling Overnight Index Average USD Overnight Bank Funding Rate
Stockholm Interbank Offer Rate 1 Week

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
(c)
Amount includes $(3,790) of net dividends and financing fees.
(e)
Amount includes $25,000 of net dividends and financing fees.
(g)
Amount includes $9,253 of net dividends and financing fees.
(i)
Amount includes $157,897 of net dividends and financing fees.
(k)
Amount includes $(1,116) of net dividends and financing fees.
(m)
Amount includes $9,822 of net dividends and financing fees.
(o)
Amount includes $(6,200) of net dividends and financing fees.
i
(h) (j) (l)
Range: 20 basis points 15-133 basis points 18-35 basis points
Benchmarks: Association of Banks in Singapore Swap Offer Rate
Fixing 1 Month
Association of Banks in Singapore Swap Offer Rate
Overnight
Bank of Canada Overnight Lending Rate
ASX Australian Bank Bill Short Term Rates 1 Month Bank of Canada Overnight Repo Rate Canada Overnight Interbank Rate
Bank of Canada Overnight Lending Rate Danish Tomorrow/Next Reference Rate Intercontinental Exchange LIBOR USD 1 Month
Copenhagen Interbank Overnight Deposit MID Rate Euro Overnight Index Average USD Overnight Bank Funding Rate
Hong Kong Interbank Offer Rate 1 Month Hong Kong Overnight Index Swap Rate
Intercontinental Exchange LIBOR: Intercontinental Exchange LIBOR CHF 1 Day
CHF 1 Month Israel Tel Aviv Interbank Offer Rate Overnight
EUR 1 Week New Zealand Overnight Deposit Rate
GBP 1 Week Norwegian Overnight Weighted Average
JPY 1 Month Reserve Bank of Australia Overnight Cash Rate
New Zealand Overnight Deposit Rate Sterling Overnight Index Average
Norwegian Overnight Weighted Average Stockholm Interbank Offer Rate Overnight
Sterling Overnight Index Average Compounded Rate
1 Month
Tokyo Overnight Average Rate
Stockholm Interbank Offer Rate 1 Week U.S. Federal Reserve Overnight Effective Federal
Funds Rate
USD Overnight Bank Funding Rate
(n)
Range: 0-86 basis points
Benchmarks: ASX Australian Bank Bill Short Term Rates 1 Month
Bank of Canada Overnight Lending Rate
Copenhagen Interbank Swap Rate 1 Week
Intercontinental Exchange LIBOR:
CHF 1 Week
EUR 1 Week
JPY 1 Week
Israel Tel Aviv Interbank Offer Rate 1 Month
New Zealand Bank Bill Rates 1 Month
Norway Interbank Offer Rate 1 Week
Sterling Overnight Index Average
Stockholm Interbank Offer Rate 1 Week
USD Overnight Bank Funding Rate
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of July 31, 2021, expiration date 06/16/25:
Shares Value
% of Basket
Value
Reference Entity — Long
Australia
Aurizon Holdings Ltd. ...... 7,481 $ 21,230 13.0%
BHP Group Ltd. .......... 744 29,224 17.9
Brambles Ltd. ............ 18,067 154,684 94.7
Cochlear Ltd. ............ 132 23,881 14.6
Coles Group Ltd. ......... 12,233 157,433 96.4
Ramsay Health Care Ltd. .... 776 36,700 22.5
Rio Tinto Ltd. ............ 616 60,374 37.0
Rio Tinto plc ............. 2,258 191,795 117.5
Tabcorp Holdings Ltd. ...... 22,879 83,511 51.1
Wesfarmers Ltd. .......... 102 4,599 2.8
763,431
Shares Value
% of Basket
Value
Austria
Raiffeisen Bank International AG 1,198 $ 28,326 17.3%
Belgium
Anheuser-Busch InBev SA/NV 274 17,293 10.6
Groupe Bruxelles Lambert SA . 605 70,391 43.1
87,684
Denmark
AP Moller - Maersk A/S, Class B 33 91,582 56.1
Coloplast A/S, Class B ...... 950 173,721 106.4
Genmab A/S ............ 153 69,153 42.3
Novo Nordisk A/S, Class B ... 3,258 301,597 184.7
Pandora A/S ............ 444 57,435 35.2
693,488
Finland
Kesko OYJ, Class B ....... 623 26,703 16.4
Neste OYJ .............. 243 14,937 9.1
41,640

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
France
Arkema SA ............. 708 $ 90,117 55.2%
BioMerieux ............. 201 23,967 14.7
Bollore SA .............. 5,355 29,925 18.3
Carrefour SA ............ 2,787 51,767 31.7
CNP Assurances .......... 1,432 24,341 14.9
Credit Agricole SA ......... 3,101 43,239 26.5
Dassault Systemes SE ..... 1,310 72,263 44.3
Engie SA ............... 8,603 114,724 70.3
Eurazeo SE ............. 354 34,289 21.0
Hermes International ....... 62 94,784 58.1
Orange SA .............. 18,233 202,918 124.3
Pernod Ricard SA ......... 438 96,670 59.2
Publicis Groupe SA ........ 499 31,502 19.3
Teleperformance .......... 131 55,255 33.8
Thales SA .............. 521 54,681 33.5
TotalEnergies SE ......... 2,770 120,791 74.0
1,141,233
Germany
Allianz SE (Registered) ..... 608 151,127 92.6
BASF SE ............... 3,171 249,172 152.6
Deutsche Boerse AG ....... 334 55,733 34.1
Deutsche Post AG (Registered) 3,848 260,784 159.7
E.ON SE ............... 10,223 125,677 77.0
Evonik Industries AG ....... 1,347 46,835 28.7
GEA Group AG ........... 1,142 50,637 31.0
Henkel AG & Co. KGaA
(Preference) .......... 929 94,186 57.7
Merck KGaA ............ 126 25,793 15.8
SAP SE ................ 215 30,855 18.9
Scout24 AG ............. 886 75,872 46.5
Siemens AG (Registered) .... 338 52,739 32.3
Symrise AG ............. 475 70,038 42.9
Vonovia SE ............. 326 21,705 13.3
1,311,153
Hong Kong
CK Asset Holdings Ltd. ..... 13,000 88,448 54.2
New World Development Co.
Ltd. ................ 16,000 75,852 46.4
Sun Hung Kai Properties Ltd. . 8,000 114,443 70.1
278,743
Ireland
CRH plc ............... 5,939 296,826 181.8
Israel
Check Point Software
Technologies Ltd. ....... 332 42,197 25.8
Italy
Poste Italiane SpA ......... 2,935 38,837 23.8
Japan
ABC-Mart, Inc. ........... 100 5,514 3.4
Ajinomoto Co., Inc. ........ 2,000 50,954 31.2
Asahi Kasei Corp. ......... 3,600 39,258 24.0
Astellas Pharma, Inc. ....... 3,300 52,560 32.2
Brother Industries Ltd. ...... 8,100 164,843 101.0
Chubu Electric Power Co., Inc. 1,800 21,601 13.2
Chugai Pharmaceutical Co. Ltd. 1,500 55,276 33.8
Daiwa House Industry Co. Ltd. 2,500 76,651 46.9
Denso Corp. ............ 500 34,351 21.0
ENEOS Holdings, Inc. ...... 43,300 181,886 111.4
FUJIFILM Holdings Corp. .... 1,000 71,763 43.9
Fujitsu Ltd. .............. 500 85,065 52.1
Hirose Electric Co. Ltd. ..... 300 44,942 27.5
Shares Value
% of Basket
Value
Japan (continued)
Hitachi Ltd. ............. 400 $ 23,008 14.1%
Honda Motor Co. Ltd. ...... 3,700 118,836 72.8
Iida Group Holdings Co. Ltd. .. 3,800 91,697 56.2
Isuzu Motors Ltd. ......... 2,100 28,013 17.2
Ito En Ltd. .............. 400 23,602 14.5
JSR Corp. .............. 700 23,464 14.4
Kajima Corp. ............ 10,900 140,314 85.9
KDDI Corp. ............. 5,700 174,327 106.8
Kikkoman Corp. .......... 1,200 73,484 45.0
Lawson, Inc. ............ 1,100 55,286 33.9
Lixil Corp. .............. 5,400 147,366 90.3
Mazda Motor Corp. ........ 2,300 22,689 13.9
McDonald's Holdings Co. Japan
Ltd. ................ 3,000 135,198 82.8
Mitsubishi Electric Corp. ..... 17,200 233,357 142.9
Mitsubishi Gas Chemical Co.,
Inc. ................. 1,900 39,579 24.2
Mitsubishi UFJ Financial Group,
Inc. ................. 5,700 30,111 18.4
Mitsui & Co. Ltd. .......... 1,400 32,133 19.7
Mitsui Chemicals, Inc. ...... 4,400 140,311 85.9
Mizuho Financial Group, Inc. .. 16,600 237,208 145.3
NEC Corp. .............. 800 40,574 24.8
NH Foods Ltd. ........... 500 20,167 12.3
Nippon Express Co. Ltd. .... 1,000 73,050 44.7
Nippon Telegraph & Telephone
Corp. ............... 10,300 263,764 161.5
Nippon Yusen KK ......... 5,400 291,773 178.7
Nitto Denko Corp. ......... 2,700 200,606 122.9
Nomura Holdings, Inc. ...... 4,100 20,531 12.6
Nomura Research Institute Ltd. 700 22,526 13.8
NSK Ltd. ............... 17,400 143,600 87.9
Osaka Gas Co. Ltd. ........ 12,700 237,270 145.3
Panasonic Corp. .......... 3,200 38,640 23.7
Pola Orbis Holdings, Inc. .... 1,200 28,685 17.6
Recruit Holdings Co. Ltd. .... 1,900 98,478 60.3
Santen Pharmaceutical Co. Ltd. 1,600 21,680 13.3
Secom Co. Ltd. ........... 800 60,552 37.1
Seiko Epson Corp. ........ 2,600 44,735 27.4
Sekisui Chemical Co. Ltd. .... 3,300 56,943 34.9
Shizuoka Bank Ltd. (The) .... 2,700 19,498 11.9
Sohgo Security Services Co.
Ltd. ................ 1,000 46,761 28.6
Subaru Corp. ............ 2,000 39,294 24.1
Sumitomo Chemical Co. Ltd. .. 25,200 131,179 80.3
Sumitomo Mitsui Financial
Group, Inc. ........... 1,000 33,709 20.6
Suntory Beverage & Food Ltd. 5,500 192,844 118.1
Taisei Corp. ............. 2,200 74,143 45.4
Tokyo Electron Ltd. ........ 200 82,485 50.5
Tokyo Gas Co. Ltd. ........ 8,900 168,466 103.2
TOPPAN, Inc. ............ 3,900 66,156 40.5
Toray Industries, Inc. ....... 7,600 50,040 30.6
Tosoh Corp. ............. 1,800 31,588 19.3
TOTO Ltd. .............. 2,500 129,626 79.4
Toyo Suisan Kaisha Ltd. ..... 1,100 41,995 25.7
Yamaha Motor Co. Ltd. ..... 3,800 95,155 58.3
5,521,160
Netherlands
Adyen NV .............. 14 37,941 23.2
Akzo Nobel NV ........... 215 26,559 16.3
EXOR NV .............. 1,331 109,350 67.0
Koninklijke Ahold Delhaize NV . 720 22,381 13.7
Koninklijke KPN NV ........ 8,051 26,418 16.2

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
Netherlands (continued)
Koninklijke Philips NV ...... 1,108 $ 51,089 31.3%
NN Group NV ............ 2,407 119,667 73.3
Randstad NV ............ 3,142 227,954 139.6
Royal Dutch Shell plc, Class B 1,284 25,371 15.5
646,730
Norway
Norsk Hydro ASA ......... 3,481 23,159 14.2
Orkla ASA .............. 3,621 32,887 20.1
56,046
Poland
InPost SA .............. 2,473 48,491 29.7
Singapore
DBS Group Holdings Ltd. .... 1,500 33,564 20.6
Oversea-Chinese Banking Corp.
Ltd. ................ 5,900 53,379 32.7
Singapore Telecommunications
Ltd. ................ 13,400 22,460 13.7
United Overseas Bank Ltd. ... 9,300 179,802 110.1
289,205
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 12,350 79,058 48.4
Iberdrola SA ............. 3,012 33,222 20.3
Industria de Diseno Textil SA .. 411 13,940 8.5
Repsol SA .............. 2,278 24,951 15.3
151,171
Sweden
Assa Abloy AB, Class B ..... 792 25,404 15.6
Boliden AB .............. 5,511 214,775 131.5
Lundin Energy AB ......... 1,480 46,138 28.3
Skanska AB, Class B ....... 3,228 91,125 55.8
Swedish Match AB ........ 6,191 55,440 34.0
Telefonaktiebolaget LM Ericsson,
Class B .............. 7,711 88,940 54.5
Telia Co. AB ............. 7,091 31,103 19.0
552,925
Switzerland
Adecco Group AG (Registered) 2,094 125,402 76.8
Geberit AG (Registered) ..... 72 59,118 36.2
Givaudan SA (Registered) ... 66 329,422 201.8
Holcim Ltd. (Registered) ..... 1,636 95,904 58.8
Kuehne + Nagel International AG
(Registered) ........... 958 323,165 197.9
Logitech International SA
(Registered) ........... 691 75,920 46.5
Nestle SA (Registered) ..... 853 108,015 66.2
Novartis AG (Registered) .... 2,195 202,990 124.3
SGS SA (Registered) ....... 55 178,017 109.0
STMicroelectronics NV ..... 549 22,593 13.8
Straumann Holding AG
(Registered) ........... 81 150,176 92.0
Swiss Life Holding AG
(Registered) ........... 333 171,762 105.2
Swisscom AG (Registered) ... 652 391,853 240.0
Zurich Insurance Group AG .. 465 187,476 114.8
2,421,813
United Kingdom
Ashtead Group plc ........ 478 35,768 21.9
BP plc ................. 4,752 19,075 11.7
Burberry Group plc ........ 974 27,938 17.1
Shares Value
% of Basket
Value
United Kingdom (continued)
Coca-Cola Europacific Partners
plc ................. 1,584 $ 98,303 60.2%
Experian plc ............. 2,296 101,083 61.9
Intertek Group plc ......... 1,264 90,560 55.5
Kingfisher plc ............ 34,686 178,162 109.1
Persimmon plc ........... 808 32,593 20.0
Phoenix Group Holdings plc .. 3,115 29,355 18.0
RELX plc ............... 781 22,957 14.1
Rentokil Initial plc ......... 3,083 24,286 14.9
Sage Group plc (The) ...... 5,051 49,234 30.1
United Utilities Group plc .... 5,012 74,626 45.7
WPP plc ............... 27,887 360,663 220.9
1,144,603
United States
ABIOMED, Inc. ........... 91 29,770 18.2
Accenture plc, Class A ...... 1,554 493,675 302.4
Adobe, Inc. ............. 1,044 648,982 397.5
Aflac, Inc. .............. 5,618 308,990 189.2
Agilent Technologies, Inc. .... 1,148 175,908 107.7
Airbnb, Inc., Class A ....... 83 11,953 7.3
Align Technology, Inc. ...... 174 121,069 74.2
Ally Financial, Inc. ......... 1,361 69,901 42.8
Alphabet, Inc., Class A ...... 135 363,762 222.8
Amazon.com, Inc. ......... 45 149,742 91.7
AMERCO .............. 289 169,920 104.1
Ameriprise Financial, Inc. .... 216 55,633 34.1
Apple, Inc. .............. 2,461 358,961 219.9
Applied Materials, Inc. ...... 2,348 328,556 201.2
Archer-Daniels-Midland Co. .. 4,695 280,385 171.7
Arista Networks, Inc. ....... 62 23,584 14.4
Arrow Electronics, Inc. ...... 1,755 208,090 127.4
Athene Holding Ltd., Class A .. 304 19,644 12.0
Autodesk, Inc. ........... 701 225,112 137.9
AutoZone, Inc. ........... 71 115,273 70.6
Avery Dennison Corp. ...... 477 100,494 61.5
Bank of New York Mellon Corp.
(The) ............... 753 38,651 23.7
Berkshire Hathaway, Inc., Class
B .................. 238 66,233 40.6
Best Buy Co., Inc. ......... 1,657 186,164 114.0
Booz Allen Hamilton Holding
Corp. ............... 1,216 104,345 63.9
Bunge Ltd. .............. 1,248 96,882 59.3
Cadence Design Systems, Inc. 2,569 379,313 232.3
Cardinal Health, Inc. ....... 850 50,473 30.9
CDW Corp. ............. 123 22,552 13.8
Cerner Corp. ............ 3,412 274,291 168.0
CH Robinson Worldwide, Inc. . 556 49,579 30.4
Chipotle Mexican Grill, Inc. ... 7 13,044 8.0
Cigna Corp. ............. 187 42,915 26.3
Cintas Corp. ............. 248 97,757 59.9
Citigroup, Inc. ............ 1,132 76,546 46.9
Citrix Systems, Inc. ........ 265 26,699 16.4
Coca-Cola Co. (The) ....... 3,242 184,891 113.2
Cognex Corp. ............ 817 73,865 45.2
Constellation Brands, Inc., Class
A .................. 363 81,435 49.9
Cooper Cos., Inc. (The) ..... 157 66,218 40.6
Copart, Inc. ............. 504 74,088 45.4
Corteva, Inc. ............ 2,457 105,110 64.4
Costco Wholesale Corp. ..... 146 62,739 38.4
CSX Corp. .............. 3,236 104,588 64.1
Cummins, Inc. ........... 922 213,996 131.1
CVS Health Corp. ......... 1,913 157,555 96.5

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
United States (continued)
DaVita, Inc. ............. 139 $ 16,715 10.2%
Deere & Co. ............. 160 57,854 35.4
Domino's Pizza, Inc. ....... 147 77,247 47.3
Dover Corp. ............. 164 27,408 16.8
Dropbox, Inc., Class A ...... 8,144 256,455 157.1
DuPont de Nemours, Inc. .... 548 41,127 25.2
eBay, Inc. .............. 527 35,947 22.0
Ecolab, Inc. ............. 601 132,719 81.3
Edwards Lifesciences Corp. .. 3,328 373,635 228.8
Electronic Arts, Inc. ........ 2,037 293,247 179.6
Eli Lilly & Co. ............ 175 42,612 26.1
Emerson Electric Co. ....... 1,623 163,744 100.3
EOG Resources, Inc. ....... 273 19,891 12.2
Exelon Corp. ............ 2,979 139,417 85.4
Expeditors International of
Washington, Inc. ........ 957 122,735 75.2
Fair Isaac Corp. .......... 155 81,206 49.7
Fastenal Co. ............ 31 1,698 1.0
FedEx Corp. ............ 669 187,287 114.7
Ferguson plc ............ 1,873 262,574 160.8
Fortinet, Inc. ............. 55 14,973 9.2
Fortive Corp. ............ 1,020 74,113 45.4
Garmin Ltd. ............. 1,634 256,865 157.3
Gartner, Inc. ............. 183 48,446 29.7
Genuine Parts Co. ........ 1,452 184,288 112.9
Gilead Sciences, Inc. ....... 2,351 160,550 98.3
Henry Schein, Inc. ......... 464 37,190 22.8
Hershey Co. (The) ........ 1,160 207,501 127.1
Hewlett Packard Enterprise Co. 4,179 60,595 37.1
Hologic, Inc. ............. 1,745 130,945 80.2
Home Depot, Inc. (The) ..... 16 5,251 3.2
HP, Inc. ................ 7,105 205,121 125.6
HubSpot, Inc. ............ 37 22,053 13.5
IDEXX Laboratories, Inc. .... 333 225,950 138.4
IHS Markit Ltd. ........... 1,648 192,552 117.9
Illinois Tool Works, Inc. ...... 1,771 401,433 245.9
Incyte Corp. ............. 1,781 137,760 84.4
Intel Corp. .............. 2,485 133,494 81.8
Interpublic Group of Cos., Inc.
(The) ............... 2,205 77,969 47.8
Intuit, Inc. .............. 1,334 706,980 433.0
IQVIA Holdings, Inc. ....... 206 51,026 31.3
Jacobs Engineering Group, Inc. 472 63,838 39.1
James Hardie Industries plc,
CDI ................ 9,546 322,068 197.3
Jazz Pharmaceuticals plc .... 36 6,103 3.7
JB Hunt Transport Services, Inc. 1,285 216,458 132.6
Johnson & Johnson ........ 430 74,046 45.3
Johnson Controls International
plc ................. 2,506 178,979 109.6
Keysight Technologies, Inc. ... 839 138,057 84.6
Kinder Morgan, Inc. ........ 5,518 95,903 58.7
KKR & Co., Inc. .......... 1,162 74,089 45.4
KLA Corp. .............. 69 24,023 14.7
Knight-Swift Transportation
Holdings, Inc. .......... 2,034 101,069 61.9
Kroger Co. (The) .......... 1,140 46,398 28.4
Lam Research Corp. ....... 308 196,322 120.2
Lennox International, Inc. .... 64 21,084 12.9
LKQ Corp. .............. 505 25,629 15.7
Lowe's Cos., Inc. ......... 773 148,949 91.2
Lululemon Athletica, Inc. .... 58 23,210 14.2
Masco Corp. ............ 2,875 171,666 105.1
Masimo Corp. ............ 75 20,429 12.5
Maxim Integrated Products, Inc. 1,735 173,344 106.2
Shares Value
% of Basket
Value
United States (continued)
McDonald's Corp. ......... 96 $ 23,300 14.3%
MetLife, Inc. ............. 7,154 412,786 252.8
Mettler-Toledo International, Inc. 141 207,793 127.3
Microsoft Corp. ........... 1,565 445,884 273.1
Mohawk Industries, Inc. ..... 361 70,359 43.1
Molina Healthcare, Inc. ..... 315 85,998 52.7
Mondelez International, Inc.,
Class A .............. 393 24,861 15.2
Monster Beverage Corp. .... 360 33,955 20.8
Moody's Corp. ........... 68 25,568 15.7
Morgan Stanley .......... 1,152 110,569 67.7
Mosaic Co. (The) ......... 246 7,683 4.7
NetApp, Inc. ............. 1,204 95,826 58.7
Newell Brands, Inc. ........ 1,073 26,557 16.3
News Corp., Class A ....... 3,213 79,136 48.5
NIKE, Inc., Class B ........ 126 21,106 12.9
Nordson Corp. ........... 234 52,914 32.4
Norfolk Southern Corp. ..... 58 14,954 9.2
Northern Trust Corp. ....... 194 21,893 13.4
NVIDIA Corp. ............ 87 16,964 10.4
NVR, Inc. ............... 22 114,897 70.4
Old Dominion Freight Line, Inc. 1,021 274,802 168.3
Omnicom Group, Inc. ....... 1,440 104,861 64.2
O'Reilly Automotive, Inc. .... 88 53,138 32.5
Owens Corning ........... 623 59,908 36.7
Parker-Hannifin Corp. ...... 68 21,218 13.0
Paychex, Inc. ............ 403 45,869 28.1
Pentair plc .............. 331 24,385 14.9
PepsiCo, Inc. ............ 1,310 205,604 125.9
Pool Corp. .............. 318 151,947 93.1
Prudential Financial, Inc. .... 1,070 107,300 65.7
PTC, Inc. ............... 753 101,994 62.5
Qualcomm, Inc. .......... 1,477 221,255 135.5
Raymond James Financial, Inc. 429 55,547 34.0
Robert Half International, Inc. . 1,219 119,718 73.3
Rockwell Automation, Inc. .... 131 40,272 24.7
Ross Stores, Inc. ......... 516 63,308 38.8
Sealed Air Corp. .......... 1,842 104,534 64.0
ServiceNow, Inc. .......... 457 268,666 164.5
Sherwin-Williams Co. (The) .. 418 121,651 74.5
Stanley Black & Decker, Inc. .. 115 22,661 13.9
Starbucks Corp. .......... 2,143 260,224 159.4
Stellantis NV ............ 1,245 23,875 14.6
Stryker Corp. ............ 102 27,636 16.9
Swiss Re AG ............ 212 19,220 11.8
Synchrony Financial ....... 1,158 54,449 33.3
Synopsys, Inc. ........... 658 189,497 116.1
Sysco Corp. ............. 593 44,001 26.9
T. Rowe Price Group, Inc. .... 228 46,548 28.5
Target Corp. ............. 527 137,573 84.3
Teradyne, Inc. ........... 255 32,385 19.8
Texas Instruments, Inc. ..... 716 136,484 83.6
TJX Cos., Inc. (The) ....... 2,000 137,620 84.3
Tractor Supply Co. ........ 225 40,709 24.9
Travelers Cos., Inc. (The) .... 163 24,274 14.9
Trimble, Inc. ............. 1,859 158,945 97.3
Tyson Foods, Inc., Class A ... 938 67,029 41.1
UGI Corp. .............. 5,954 273,824 167.7
Ulta Beauty, Inc. .......... 65 21,827 13.4
United Parcel Service, Inc., Class
B .................. 391 74,822 45.8
Universal Health Services, Inc.,
Class B .............. 407 65,287 40.0
Vail Resorts, Inc. .......... 72 21,974 13.5
Veeva Systems, Inc., Class A . 147 48,908 30.0

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Verizon Communications, Inc. . 5,146 $ 287,044 175.8%
Vertex Pharmaceuticals, Inc. .. 1,059 213,473 130.7
VMware, Inc., Class A ...... 532 81,790 50.1
Vulcan Materials Co. ....... 152 27,358 16.8
Walmart, Inc. ............ 559 79,685 48.8
Waters Corp. ............ 352 137,213 84.0
West Pharmaceutical Services,
Inc. ................. 70 28,821 17.7
Western Union Co. (The) .... 2,940 68,237 41.8
Whirlpool Corp. ........... 401 88,838 54.4
WW Grainger, Inc. ......... 191 84,915 52.0
Xilinx, Inc. .............. 152 22,776 13.9
Yum! Brands, Inc. ......... 570 74,892 45.9
Zebra Technologies Corp., Class
A .................. 164 90,607 55.5
Zoetis, Inc. .............. 214 43,378 26.6
21,997,349
Total Reference Entity — Long ............ 37,553,051
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (14) (21,962) (13.5)
Australia
Afterpay Ltd. ............ (1,292) (91,838) (56.2)
APA Group .............. (14,187) (99,550) (61.0)
Australia & New Zealand Banking
Group Ltd. ............ (8,247) (167,897) (102.8)
Crown Resorts Ltd. ........ (12,659) (80,313) (49.2)
Evolution Mining Ltd. ....... (26,493) (80,573) (49.3)
Fortescue Metals Group Ltd. .. (5,547) (101,358) (62.1)
Magellan Financial Group Ltd. . (898) (32,399) (19.8)
National Australia Bank Ltd. .. (2,409) (45,939) (28.1)
Newcrest Mining Ltd. ....... (6,023) (116,410) (71.3)
Northern Star Resources Ltd. . (8,316) (61,964) (38.0)
Transurban Group ......... (8,735) (92,135) (56.4)
WiseTech Global Ltd. ....... (282) (6,396) (3.9)
Woodside Petroleum Ltd. .... (4,310) (69,236) (42.4)
Woolworths Group Ltd. ..... (2,058) (58,872) (36.1)
(1,104,880)
Belgium
Elia Group SA/NV ......... (289) (34,157) (20.9)
Sofina SA .............. (99) (46,420) (28.4)
(80,577)
Bermuda
RenaissanceRe Holdings Ltd. . (351) (53,594) (32.8)
Brazil
Yara International ASA ...... (1,175) (61,930) (37.9)
Chile
Antofagasta plc ........... (3,147) (65,342) (40.0)
China
Budweiser Brewing Co. APAC
Ltd. ................ (58,000) (161,867) (99.1)
Futu Holdings Ltd., ADR ..... (385) (39,447) (24.2)
Prosus NV .............. (845) (75,390) (46.2)
(276,704)
Denmark
Chr Hansen Holding A/S .... (603) (54,233) (33.2)
Danske Bank A/S ......... (2,542) (44,551) (27.3)
Orsted A/S .............. (119) (17,650) (10.8)
Shares Value
% of Basket
Value
Denmark (continued)
Rockwool International A/S,
Class B .............. (85) $ (45,103) (27.6) %
Vestas Wind Systems A/S ... (2,560) (94,399) (57.8)
(255,936)
Finland
Fortum OYJ ............. (2,220) (61,162) (37.5)
Kone OYJ, Class B ........ (263) (21,783) (13.3)
(82,945)
France
Accor SA ............... (3,632) (128,537) (78.7)
Adevinta ASA ............ (5,256) (101,059) (61.9)
Aeroports de Paris ........ (618) (74,912) (45.9)
Air Liquide SA ........... (330) (57,390) (35.2)
Alstom SA .............. (628) (26,047) (16.0)
Atos SE ................ (449) (21,472) (13.2)
Bouygues SA ............ (598) (23,048) (14.1)
Iliad SA ................ (346) (74,565) (45.7)
Kering SA .............. (44) (39,474) (24.2)
L'Oreal SA .............. (60) (27,450) (16.8)
Renault SA ............. (1,853) (70,378) (43.1)
Ubisoft Entertainment SA .... (345) (21,871) (13.4)
Worldline SA ............ (865) (80,964) (49.6)
(747,167)
Germany
adidas AG .............. (8) (2,904) (1.8)
Beiersdorf AG ............ (968) (114,973) (70.4)
Continental AG ........... (2,160) (293,426) (179.7)
Daimler AG (Registered) .... (1,864) (166,343) (101.9)
Deutsche Lufthansa AG
(Registered) ........... (6,836) (77,208) (47.3)
Deutsche Telekom AG
(Registered) ........... (3,988) (82,768) (50.7)
Fresenius SE & Co. KGaA ... (474) (24,913) (15.3)
HelloFresh SE ........... (403) (37,777) (23.1)
Infineon Technologies AG .... (4,246) (162,257) (99.4)
Knorr-Bremse AG ......... (347) (39,294) (24.1)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) (69) (18,618) (11.4)
Porsche Automobil Holding SE
(Preference) .......... (516) (55,847) (34.2)
Sartorius AG (Preference) ... (54) (32,665) (20.0)
Siemens Energy AG ....... (701) (19,071) (11.7)
Siemens Healthineers AG .... (1,400) (92,430) (56.6)
TeamViewer AG .......... (535) (17,988) (11.0)
Telefonica Deutschland Holding
AG ................. (21,524) (58,019) (35.5)
(1,296,501)
Hong Kong
Bank of East Asia Ltd. (The) .. (25,000) (41,191) (25.2)
CK Infrastructure Holdings Ltd. (32,500) (196,199) (120.2)
HK Electric Investments & HK
Electric Investments Ltd. .. (195,500) (198,276) (121.4)
HKT Trust & HKT Ltd. ...... (104,000) (141,365) (86.6)
Jardine Matheson Holdings Ltd. (2,100) (124,941) (76.5)
Melco Resorts & Entertainment
Ltd., ADR ............ (6,191) (86,179) (52.8)
(788,151)
Ireland
Kerry Group plc, Class A .... (1,287) (190,838) (116.9)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (2,601) $ (25,100) (15.4) %
Wix.com Ltd. ............ (174) (51,963) (31.8)
(77,063)
Italy
Ferrari NV .............. (159) (34,652) (21.2)
Moncler SpA ............ (1,727) (118,615) (72.7)
(153,267)
Japan
Acom Co. Ltd. ........... (10,000) (41,044) (25.1)
Aeon Co. Ltd. ............ (800) (21,892) (13.4)
Asahi Group Holdings Ltd. ... (1,400) (62,992) (38.6)
Bandai Namco Holdings, Inc. . (1,100) (71,175) (43.6)
Bridgestone Corp. ......... (1,600) (70,488) (43.2)
Central Japan Railway Co. ... (1,000) (145,465) (89.1)
Cosmos Pharmaceutical Corp. (200) (33,951) (20.8)
Daiichi Sankyo Co. Ltd. ..... (1,100) (21,785) (13.3)
Daiwa Securities Group, Inc. .. (6,100) (32,076) (19.6)
East Japan Railway Co. ..... (1,800) (119,920) (73.5)
Eisai Co. Ltd. ............ (300) (24,676) (15.1)
FANUC Corp. ............ (500) (111,984) (68.6)
Fast Retailing Co. Ltd. ...... (100) (67,820) (41.5)
GMO Payment Gateway, Inc. . (700) (89,983) (55.1)
Hamamatsu Photonics KK ... (400) (22,240) (13.6)
Hikari Tsushin, Inc. ........ (100) (17,313) (10.6)
Hitachi Metals Ltd. ........ (1,100) (21,482) (13.2)
Inpex Corp. ............. (8,400) (59,578) (36.5)
Japan Exchange Group, Inc. .. (900) (20,471) (12.5)
Japan Post Bank Co. Ltd. .... (8,100) (68,750) (42.1)
Japan Post Insurance Co. Ltd. (1,700) (30,139) (18.5)
JFE Holdings, Inc. ......... (3,100) (37,695) (23.1)
Keio Corp. .............. (1,100) (61,616) (37.7)
Keisei Electric Railway Co. Ltd. (600) (17,870) (10.9)
Keyence Corp. ........... (600) (334,202) (204.7)
Kobayashi Pharmaceutical Co.
Ltd. ................ (300) (23,929) (14.7)
Kobe Bussan Co. Ltd. ...... (7,300) (245,794) (150.5)
Koei Tecmo Holdings Co. Ltd. . (650) (30,539) (18.7)
Koito Manufacturing Co. Ltd. .. (400) (24,480) (15.0)
Kose Corp. ............. (800) (126,409) (77.4)
Kubota Corp. ............ (4,500) (94,102) (57.6)
Lasertec Corp. ........... (900) (168,959) (103.5)
Lion Corp. .............. (1,200) (20,771) (12.7)
Makita Corp. ............ (2,400) (124,798) (76.4)
Mercari, Inc. ............. (2,100) (109,916) (67.3)
MISUMI Group, Inc. ........ (900) (31,370) (19.2)
Mitsubishi Corp. .......... (6,000) (168,293) (103.1)
Mitsubishi HC Capital, Inc. ... (5,300) (28,908) (17.7)
Murata Manufacturing Co. Ltd. (1,900) (157,673) (96.6)
Nexon Co. Ltd. ........... (2,800) (57,613) (35.3)
Nidec Corp. ............. (300) (33,673) (20.6)
Nihon M&A Center, Inc. ..... (4,400) (122,536) (75.1)
Nippon Sanso Holdings Corp. . (2,500) (55,340) (33.9)
Nippon Shinyaku Co. Ltd. .... (500) (37,616) (23.0)
Nippon Steel Corp. ........ (4,000) (69,389) (42.5)
Nissan Motor Co. Ltd. ...... (4,700) (27,278) (16.7)
Odakyu Electric Railway Co. Ltd. (8,000) (190,929) (116.9)
Oji Holdings Corp. ......... (3,600) (20,756) (12.7)
Oriental Land Co. Ltd. ...... (200) (27,400) (16.8)
Otsuka Corp. ............ (2,000) (103,921) (63.7)
PeptiDream, Inc. .......... (3,300) (136,197) (83.4)
Pigeon Corp. ............ (5,100) (146,845) (89.9)
Rakuten Group, Inc. ....... (7,000) (77,028) (47.2)
Shares Value
% of Basket
Value
Japan (continued)
Ryohin Keikaku Co. Ltd. ..... (4,300) $ (87,231) (53.4) %
SCSK Corp. ............. (1,200) (72,324) (44.3)
Shimano, Inc. ............ (100) (25,598) (15.7)
Shin-Etsu Chemical Co. Ltd. .. (800) (130,503) (79.9)
Shiseido Co. Ltd. ......... (600) (40,101) (24.6)
SMC Corp. .............. (100) (59,447) (36.4)
SoftBank Corp. ........... (2,000) (26,122) (16.0)
SoftBank Group Corp. ...... (1,800) (113,194) (69.3)
Square Enix Holdings Co. Ltd. . (1,000) (51,887) (31.8)
SUMCO Corp. ........... (3,200) (74,011) (45.3)
Sumitomo Dainippon Pharma Co.
Ltd. ................ (1,700) (29,436) (18.0)
Sumitomo Electric Industries
Ltd. ................ (11,900) (169,060) (103.5)
Takeda Pharmaceutical Co. Ltd. (12,000) (399,438) (244.6)
TIS, Inc. ............... (4,900) (127,088) (77.8)
Tobu Railway Co. Ltd. ...... (3,500) (91,014) (55.7)
Toho Co. Ltd. ............ (1,600) (69,655) (42.7)
Tokyo Century Corp. ....... (600) (33,020) (20.2)
Tokyo Electric Power Co.
Holdings, Inc. .......... (9,800) (26,119) (16.0)
Tokyu Corp. ............. (4,800) (64,333) (39.4)
Toyota Motor Corp. ........ (300) (26,933) (16.5)
West Japan Railway Co. .... (2,300) (124,965) (76.5)
Z Holdings Corp. .......... (7,900) (39,541) (24.2)
(5,950,089)
Luxembourg
ArcelorMittal SA .......... (7,356) (256,912) (157.4)
Macau
SJM Holdings Ltd. ......... (25,000) (22,548) (13.8)
Netherlands
ABN AMRO Bank NV, CVA ... (2,869) (33,443) (20.5)
Aegon NV .............. (8,964) (38,165) (23.4)
ASM International NV ...... (204) (72,402) (44.3)
ASML Holding NV ......... (231) (176,573) (108.1)
JDE Peet's NV ........... (2,982) (100,391) (61.5)
(420,974)
New Zealand
Xero Ltd. ............... (1,064) (110,392) (67.6)
Norway
Schibsted ASA, Class A ..... (994) (48,829) (29.9)
Singapore
Keppel Corp. Ltd. ......... (55,100) (222,758) (136.4)
Singapore Airlines Ltd. ...... (25,000) (93,725) (57.4)
Venture Corp. Ltd. ......... (11,000) (154,295) (94.5)
(470,778)
Spain
Aena SME SA ........... (641) (102,077) (62.5)
Amadeus IT Group SA ...... (347) (22,756) (13.9)
Cellnex Telecom SA ....... (5,285) (344,670) (211.1)
EDP Renovaveis SA ....... (3,879) (91,109) (55.8)
Naturgy Energy Group SA ... (812) (20,958) (12.8)
Siemens Gamesa Renewable
Energy SA ............ (2,260) (63,029) (38.6)
(644,599)
Sweden
Embracer Group AB ....... (4,605) (119,184) (73.0)
EQT AB ................ (2,573) (124,024) (76.0)
Essity AB, Class B ........ (1,364) (44,627) (27.3)
Sandvik AB ............. (925) (24,120) (14.8)

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
Sweden (continued)
Skandinaviska Enskilda Banken
AB, Class A ........... (5,472) $ (74,008) (45.3) %
(385,963)
Switzerland
ABB Ltd. (Registered) ...... (10,370) (379,110) (232.2)
Banque Cantonale Vaudoise
(Registered) ........... (2,836) (253,175) (155.0)
Credit Suisse Group AG
(Registered) ........... (16,686) (167,516) (102.6)
EMS-Chemie Holding AG
(Registered) ........... (68) (75,382) (46.2)
Lonza Group AG (Registered) . (555) (432,137) (264.7)
Sika AG (Registered) ....... (132) (46,500) (28.5)
Temenos AG (Registered) ... (9) (1,430) (0.9)
Vifor Pharma AG .......... (1,260) (176,213) (107.9)
(1,531,463)
Taiwan
Sea Ltd., ADR ........... (274) (75,668) (46.3)
United Kingdom
Associated British Foods plc .. (1,453) (40,403) (24.7)
Clarivate plc ............. (7,374) (168,127) (103.0)
Halma plc .............. (3,850) (154,543) (94.7)
HSBC Holdings plc ........ (15,169) (83,736) (51.3)
Informa plc .............. (2,727) (18,738) (11.5)
InterContinental Hotels Group
plc ................. (512) (33,814) (20.7)
Johnson Matthey plc ....... (620) (25,627) (15.7)
Liberty Global plc, Class C ... (2,268) (60,918) (37.3)
Linde plc ............... (982) (301,857) (184.9)
Prudential plc ............ (1,208) (22,685) (13.9)
Rolls-Royce Holdings plc .... (37,254) (51,452) (31.5)
Tesco plc ............... (11,811) (38,237) (23.4)
Vodafone Group plc ........ (11,788) (18,954) (11.6)
(1,019,091)
United States
Air Products & Chemicals, Inc. (1,146) (333,520) (204.3)
Akamai Technologies, Inc. ... (824) (98,814) (60.5)
Altria Group, Inc. .......... (881) (42,323) (25.9)
Amcor plc .............. (8,652) (100,017) (61.3)
American Electric Power Co.,
Inc. ................. (1,651) (145,486) (89.1)
American Express Co. ...... (215) (36,664) (22.5)
American Financial Group, Inc. (257) (32,508) (19.9)
AMETEK, Inc. ........... (649) (90,243) (55.3)
Amphenol Corp., Class A .... (2,819) (204,349) (125.2)
Analog Devices, Inc. ....... (599) (100,285) (61.4)
Anthem, Inc. ............ (236) (90,626) (55.5)
Aon plc, Class A .......... (104) (27,043) (16.6)
Apollo Global Management, Inc. (2,280) (134,201) (82.2)
Aptiv plc ............... (645) (107,618) (65.9)
Aramark ............... (2,734) (96,045) (58.8)
Arthur J Gallagher & Co. .... (532) (74,113) (45.4)
AT&T, Inc. .............. (2,185) (61,289) (37.5)
Atmos Energy Corp. ....... (303) (29,873) (18.3)
Avalara, Inc. ............. (279) (46,640) (28.6)
Baxter International, Inc. .... (276) (21,349) (13.1)
Becton Dickinson and Co. ... (310) (79,283) (48.6)
BioMarin Pharmaceutical, Inc. . (913) (70,054) (42.9)
Black Knight, Inc. ......... (1,367) (113,201) (69.3)
Blackstone Group, Inc. (The) . (853) (98,325) (60.2)
Boeing Co. (The) ......... (398) (90,139) (55.2)
Booking Holdings, Inc. ...... (78) (169,904) (104.1)
Shares Value
% of Basket
Value
United States (continued)
BorgWarner, Inc. .......... (1,817) $ (88,997) (54.5) %
Boston Scientific Corp. ...... (1,625) (74,100) (45.4)
Bristol-Myers Squibb Co. .... (3,043) (206,528) (126.5)
Broadcom, Inc. ........... (775) (376,185) (230.4)
Brown & Brown, Inc. ....... (1,208) (65,715) (40.2)
Burlington Stores, Inc. ...... (506) (169,409) (103.8)
Caesars Entertainment, Inc. .. (2,093) (182,844) (112.0)
Campbell Soup Co. ........ (2,209) (96,577) (59.2)
Carlyle Group, Inc. (The) .... (904) (45,625) (27.9)
Carnival Corp. ........... (8,325) (180,236) (110.4)
Carvana Co. ............ (462) (155,953) (95.5)
Catalent, Inc. ............ (527) (63,140) (38.7)
CenterPoint Energy, Inc. .... (960) (24,442) (15.0)
Ceridian HCM Holding, Inc. .. (715) (70,356) (43.1)
Charter Communications, Inc.,
Class A .............. (369) (274,554) (168.2)
Cheniere Energy, Inc. ...... (394) (33,462) (20.5)
Chevron Corp. ........... (5,661) (576,346) (353.0)
Chewy, Inc., Class A ....... (131) (10,965) (6.7)
Church & Dwight Co., Inc. ... (2,358) (204,156) (125.0)
Cisco Systems, Inc. ........ (2,923) (161,847) (99.1)
Clorox Co. (The) .......... (548) (99,128) (60.7)
Cloudflare, Inc., Class A ..... (1,242) (147,338) (90.2)
CME Group, Inc. .......... (1,025) (217,433) (133.2)
CMS Energy Corp. ........ (1,361) (84,096) (51.5)
Consolidated Edison, Inc. .... (467) (34,451) (21.1)
CoStar Group, Inc. ........ (1,400) (124,390) (76.2)
CyberArk Software Ltd. ..... (653) (92,746) (56.8)
Danaher Corp. ........... (622) (185,039) (113.3)
Datadog, Inc., Class A ...... (1,390) (153,873) (94.2)
Delta Air Lines, Inc. ........ (558) (22,264) (13.6)
Discovery, Inc., Class A ..... (1,431) (41,513) (25.4)
DISH Network Corp., Class A . (3,761) (157,548) (96.5)
Dollar General Corp. ....... (384) (89,334) (54.7)
Dollar Tree, Inc. .......... (227) (22,652) (13.9)
Dominion Energy, Inc. ...... (548) (41,029) (25.1)
Dow, Inc. ............... (1,141) (70,925) (43.4)
DR Horton, Inc. ........... (758) (72,336) (44.3)
DraftKings, Inc., Class A ..... (1,261) (61,159) (37.5)
Duke Energy Corp. ........ (1,322) (138,955) (85.1)
Edison International ........ (416) (22,672) (13.9)
Enphase Energy, Inc. ....... (409) (77,546) (47.5)
Entergy Corp. ............ (737) (75,852) (46.5)
Erie Indemnity Co., Class A .. (1,065) (196,908) (120.6)
Essential Utilities, Inc. ...... (4,191) (205,862) (126.1)
Estee Lauder Cos., Inc. (The),
Class A .............. (345) (115,171) (70.5)
Exact Sciences Corp. ...... (728) (78,508) (48.1)
Expedia Group, Inc. ........ (1,009) (162,318) (99.4)
Exxon Mobil Corp. ......... (3,549) (204,316) (125.1)
FirstEnergy Corp. ......... (3,620) (138,718) (85.0)
Fiserv, Inc. .............. (2,974) (342,337) (209.7)
FleetCor Technologies, Inc. ... (124) (32,019) (19.6)
Franklin Resources, Inc. ..... (2,299) (67,935) (41.6)
Generac Holdings, Inc. ..... (57) (23,904) (14.6)
General Electric Co. ....... (7,783) (100,790) (61.7)
General Mills, Inc. ......... (2,889) (170,047) (104.1)
General Motors Co. ........ (663) (37,685) (23.1)
Guidewire Software, Inc. .... (259) (29,837) (18.3)
Halliburton Co. ........... (4,735) (97,920) (60.0)
Hasbro, Inc. ............. (478) (47,532) (29.1)
HEICO Corp., Class A ...... (1,188) (158,402) (97.0)
Hess Corp. ............. (1,042) (79,650) (48.8)
Hilton Worldwide Holdings, Inc. (327) (42,984) (26.3)
Honeywell International, Inc. .. (240) (56,110) (34.4)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Horizon Therapeutics plc .... (1,283) $ (128,326) (78.6) %
Hormel Foods Corp. ....... (923) (42,809) (26.2)
Howmet Aerospace, Inc. .... (1,857) (60,947) (37.3)
Huntington Ingalls Industries,
Inc. ................. (100) (20,513) (12.6)
IAC/InterActiveCorp ........ (609) (83,610) (51.2)
Ingersoll Rand, Inc. ........ (985) (48,137) (29.5)
Insulet Corp. ............ (68) (19,019) (11.6)
International Business Machines
Corp. ............... (366) (51,591) (31.6)
IPG Photonics Corp. ....... (338) (73,738) (45.2)
Jack Henry & Associates, Inc. . (294) (51,182) (31.3)
Kellogg Co. ............. (327) (20,719) (12.7)
Keurig Dr Pepper, Inc. ...... (5,576) (196,331) (120.2)
Kimberly-Clark Corp. ....... (1,077) (146,170) (89.5)
Lamb Weston Holdings, Inc. .. (340) (22,702) (13.9)
Las Vegas Sands Corp. ..... (5,336) (225,980) (138.4)
Lear Corp. .............. (329) (57,568) (35.3)
Leidos Holdings, Inc. ....... (73) (7,769) (4.8)
Lennar Corp., Class A ...... (214) (22,502) (13.8)
Liberty Broadband Corp., Class
C .................. (2,659) (471,946) (289.1)
Live Nation Entertainment, Inc. (709) (55,933) (34.3)
Marriott International, Inc., Class
A .................. (2,626) (383,343) (234.8)
Marsh & McLennan Cos., Inc. . (382) (56,238) (34.4)
Match Group, Inc. ......... (343) (54,630) (33.5)
Medtronic plc ............ (3,416) (448,555) (274.7)
Merck & Co., Inc. ......... (466) (35,821) (21.9)
MGM Resorts International ... (710) (26,646) (16.3)
Microchip Technology, Inc. ... (1,262) (180,617) (110.6)
MongoDB, Inc. ........... (181) (64,965) (39.8)
Neurocrine Biosciences, Inc. .. (217) (20,227) (12.4)
Newmont Corp. .......... (300) (18,846) (11.5)
NextEra Energy, Inc. ....... (1,146) (89,273) (54.7)
Nucor Corp. ............. (1,741) (181,099) (110.9)
Oak Street Health, Inc. ...... (4,743) (298,999) (183.1)
Occidental Petroleum Corp. .. (924) (24,116) (14.8)
Okta, Inc. ............... (92) (22,797) (14.0)
ON Semiconductor Corp. .... (591) (23,084) (14.1)
Oracle Corp. ............ (2,164) (188,571) (115.5)
Packaging Corp. of America .. (284) (40,186) (24.6)
Palantir Technologies, Inc., Class
A .................. (4,512) (97,956) (60.0)
Palo Alto Networks, Inc. ..... (152) (60,656) (37.2)
Paycom Software, Inc. ...... (104) (41,600) (25.5)
PayPal Holdings, Inc. ...... (11) (3,031) (1.9)
Peloton Interactive, Inc., Class A (1,183) (139,653) (85.5)
PerkinElmer, Inc. ......... (449) (81,821) (50.1)
Pfizer, Inc. .............. (2,999) (128,387) (78.6)
Philip Morris International, Inc. (222) (22,220) (13.6)
Pinnacle West Capital Corp. .. (513) (42,861) (26.3)
Pioneer Natural Resources Co. (239) (34,743) (21.3)
Plug Power, Inc. .......... (4,523) (123,387) (75.6)
PPG Industries, Inc. ....... (592) (96,804) (59.3)
Procter & Gamble Co. (The) .. (631) (89,747) (55.0)
Progressive Corp. (The) ..... (459) (43,678) (26.8)
Public Service Enterprise Group,
Inc. ................. (933) (58,061) (35.6)
Regeneron Pharmaceuticals,
Inc. ................. (147) (84,468) (51.7)
Reinsurance Group of America,
Inc. ................. (541) (59,607) (36.5)
Republic Services, Inc. ..... (4,023) (476,162) (291.6)
ResMed, Inc. ............ (366) (99,479) (60.9)
Shares Value
% of Basket
Value
United States (continued)
Roper Technologies, Inc. .... (534) $ (262,376) (160.7) %
Royal Caribbean Cruises Ltd. . (282) (21,677) (13.3)
Royalty Pharma plc, Class A .. (755) (28,841) (17.7)
RPM International, Inc. ..... (757) (65,549) (40.1)
S&P Global, Inc. .......... (214) (91,746) (56.2)
salesforce.com, Inc. ....... (293) (70,885) (43.4)
Schneider Electric SE ...... (937) (156,937) (96.1)
SEI Investments Co. ....... (1,242) (75,514) (46.3)
Sensata Technologies Holding
plc ................. (374) (21,924) (13.4)
Sirius XM Holdings, Inc. ..... (3,187) (20,620) (12.6)
Snap-on, Inc. ............ (205) (44,686) (27.4)
Snowflake, Inc., Class A ..... (409) (108,679) (66.6)
SolarEdge Technologies, Inc. . (537) (139,341) (85.3)
Southwest Airlines Co. ...... (2,466) (124,582) (76.3)
Splunk, Inc. ............. (595) (84,478) (51.7)
Square, Inc., Class A ....... (294) (72,694) (44.5)
SS&C Technologies Holdings,
Inc. ................. (342) (26,809) (16.4)
Sunrun, Inc. ............. (4,136) (219,084) (134.2)
Take-Two Interactive Software,
Inc. ................. (145) (25,146) (15.4)
TE Connectivity Ltd. ....... (888) (130,953) (80.2)
Teladoc Health, Inc. ........ (519) (77,046) (47.2)
Teleflex, Inc. ............. (197) (78,294) (48.0)
Tenaris SA .............. (7,942) (80,921) (49.6)
Tesla, Inc. .............. (110) (75,592) (46.3)
T-Mobile US, Inc. ......... (1,571) (226,255) (138.6)
Trade Desk, Inc. (The), Class A (360) (29,488) (18.1)
Tradeweb Markets, Inc., Class A (300) (26,019) (15.9)
TransUnion ............. (898) (107,814) (66.0)
Twitter, Inc. ............. (1,066) (74,354) (45.5)
Union Pacific Corp. ........ (236) (51,627) (31.6)
UnitedHealth Group, Inc. .... (163) (67,192) (41.2)
US Bancorp ............. (1,285) (71,369) (43.7)
Verisk Analytics, Inc. ....... (430) (81,674) (50.0)
Viatris, Inc. .............. (6,220) (87,515) (53.6)
Vimeo, Inc. ............. (1) (45) (0.0)
Visa, Inc., Class A ......... (5,020) (1,236,878) (757.5)
Vistra Corp. ............. (7,305) (139,891) (85.7)
Waste Connections, Inc. ..... (1,439) (182,307) (111.7)
Waste Management, Inc. .... (1,400) (207,564) (127.1)
Wayfair, Inc., Class A ....... (286) (69,029) (42.3)
Wells Fargo & Co. ......... (594) (27,288) (16.7)
Westinghouse Air Brake
Technologies Corp. ...... (1,001) (84,955) (52.0)
Willis Towers Watson plc .... (779) (160,536) (98.3)
Wynn Resorts Ltd. ........ (614) (60,375) (37.0)
Xcel Energy, Inc. .......... (1,909) (130,289) (79.8)
Zendesk, Inc. ............ (428) (55,867) (34.2)
Zoom Video Communications,
Inc., Class A ........... (205) (77,511) (47.5)
Zscaler, Inc. ............. (462) (108,990) (66.8)
(21,195,613)
Total Reference Entity — Short ............ (37,389,776)
Net Value of Reference Entity — Barclays Bank
plc ................................ $ 163,275

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of
July 31, 2021, expiration dates 02/24/23-02/27/23:
Reference Entity — Long
Australia
Aristocrat Leisure Ltd. ...... 1,560 $ 47,807 28.8%
ASX Ltd. ............... 2,498 141,511 85.3
Aurizon Holdings Ltd. ...... 86,527 245,555 148.0
BHP Group Ltd. .......... 1,119 43,953 26.5
BHP Group plc ........... 809 26,192 15.8
Brambles Ltd. ............ 15,678 134,230 80.9
Cochlear Ltd. ............ 1,147 207,514 125.0
Ramsay Health Care Ltd. .... 507 23,978 14.4
Rio Tinto plc ............. 43 3,652 2.2
Sonic Healthcare Ltd. ...... 877 25,912 15.6
Tabcorp Holdings Ltd. ...... 15,805 57,690 34.8
957,994
Austria
Mondi plc ............... 1,753 48,600 29.3
Raiffeisen Bank International AG 1,274 30,123 18.2
voestalpine AG ........... 144 6,353 3.8
85,076
Belgium
Etablissements Franz Colruyt
NV ................. 1,606 91,313 55.0
Proximus SADP .......... 1,774 36,456 22.0
UCB SA ............... 201 21,740 13.1
149,509
Brazil
Wheaton Precious Metals Corp. 953 44,022 26.5
Canada
Alimentation Couche-Tard, Inc.,
Class B .............. 2,057 82,916 50.0
Bank of Montreal ......... 622 61,587 37.1
Bank of Nova Scotia (The) ... 941 58,733 35.4
Canadian Tire Corp. Ltd., Class
A .................. 465 71,539 43.1
CGI, Inc. ............... 237 21,559 13.0
Constellation Software, Inc. .. 46 73,684 44.4
Power Corp. of Canada ..... 4,963 158,405 95.4
Royal Bank of Canada ...... 332 33,578 20.2
Sun Life Financial, Inc. ...... 706 36,771 22.2
Suncor Energy, Inc. ........ 1,102 21,694 13.1
Thomson Reuters Corp. ..... 1,039 110,096 66.3
730,562
China
BOC Hong Kong Holdings Ltd. 120,000 385,354 232.2
Denmark
AP Moller - Maersk A/S, Class B 28 77,706 46.8
Coloplast A/S, Class B ...... 1,023 187,070 112.7
GN Store Nord A/S ........ 571 50,039 30.1
Novo Nordisk A/S, Class B ... 1,565 144,874 87.3
Novozymes A/S, Class B .... 746 58,609 35.3
Pandora A/S ............ 5 647 0.4
518,945
Finland
Elisa OYJ .............. 407 26,158 15.8
Nordea Bank Abp ......... 2,045 23,948 14.4
50,106
France
Amundi SA ............. 584 53,934 32.5
BioMerieux ............. 694 82,750 49.9
Shares Value
% of Basket
Value
France (continued)
BNP Paribas SA .......... 1,077 $ 65,675 39.6%
Dassault Systemes SE ..... 394 21,734 13.1
Eurazeo SE ............. 709 68,675 41.4
Hermes International ....... 31 47,392 28.6
Ipsen SA ............... 550 58,773 35.4
Pernod Ricard SA ......... 532 117,416 70.7
Teleperformance .......... 70 29,526 17.8
Thales SA .............. 204 21,411 12.9
Vinci SA ............... 559 59,184 35.7
Wendel SE ............. 301 42,250 25.5
668,720
Germany
BASF SE ............... 680 53,433 32.2
Bechtle AG ............. 61 12,595 7.6
Deutsche Post AG (Registered) 267 18,095 10.9
E.ON SE ............... 5,334 65,574 39.5
Hannover Rueck SE ....... 33 5,547 3.3
Merck KGaA ............ 126 25,793 15.5
Nemetschek SE .......... 1,790 157,964 95.2
Scout24 AG ............. 207 17,726 10.7
Siemens AG (Registered) .... 592 92,372 55.7
Symrise AG ............. 469 69,154 41.7
Zalando SE ............. 191 21,222 12.8
539,475
Hong Kong
Power Assets Holdings Ltd. .. 3,500 22,628 13.6
Sun Hung Kai Properties Ltd. . 6,500 92,985 56.0
115,613
Ireland
CRH plc ............... 453 22,640 13.6
Israel
Bank Hapoalim BM ........ 6,557 52,180 31.4
Bank Leumi Le-Israel BM .... 4,085 31,214 18.8
Israel Discount Bank Ltd., Class
A .................. 5,994 28,079 16.9
111,473
Italy
Assicurazioni Generali SpA ... 9,330 186,023 112.1
Enel SpA ............... 1,969 18,145 10.9
Intesa Sanpaolo SpA ....... 10,118 27,952 16.8
Prysmian SpA ........... 1,874 67,189 40.5
299,309
Japan
Aisin Corp. .............. 1,000 40,484 24.4
Asahi Kasei Corp. ......... 4,300 46,891 28.3
Astellas Pharma, Inc. ....... 16,100 256,431 154.5
Capcom Co. Ltd. .......... 1,000 27,496 16.6
Denso Corp. ............ 700 48,091 29.0
ENEOS Holdings, Inc. ...... 8,700 36,545 22.0
Honda Motor Co. Ltd. ...... 400 12,847 7.7
Hoya Corp. ............. 1,100 155,287 93.6
Iida Group Holdings Co. Ltd. .. 800 19,305 11.6
Japan Tobacco, Inc. ....... 2,900 56,667 34.1
Kajima Corp. ............ 5,200 66,939 40.3
KDDI Corp. ............. 2,600 79,517 47.9
Kikkoman Corp. .......... 600 36,742 22.1
Lawson, Inc. ............ 1,700 85,442 51.5
Marubeni Corp. ........... 28,100 239,171 144.1
McDonald's Holdings Co. Japan
Ltd. ................ 700 31,546 19.0

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
Japan (continued)
Mitsubishi Chemical Holdings
Corp. ............... 2,800 $ 23,495 14.2%
Mitsubishi Gas Chemical Co.,
Inc. ................. 1,200 24,997 15.1
Mitsui & Co. Ltd. .......... 1,000 22,952 13.8
Mitsui Chemicals, Inc. ...... 1,400 44,645 26.9
NEC Corp. .............. 900 45,645 27.5
NGK Insulators Ltd. ........ 5,400 86,480 52.1
Nippon Express Co. Ltd. .... 1,300 94,965 57.2
Nippon Telegraph & Telephone
Corp. ............... 9,300 238,156 143.5
Nippon Yusen KK ......... 700 37,822 22.8
Nitto Denko Corp. ......... 1,100 81,728 49.2
Nomura Holdings, Inc. ...... 4,300 21,533 13.0
Nomura Real Estate Holdings,
Inc. ................. 1,000 24,796 14.9
Olympus Corp. ........... 4,600 94,665 57.0
Ono Pharmaceutical Co. Ltd. . 900 20,545 12.4
Osaka Gas Co. Ltd. ........ 3,200 59,785 36.0
Panasonic Corp. .......... 11,300 136,448 82.2
Recruit Holdings Co. Ltd. .... 500 25,915 15.6
Ricoh Co. Ltd. ........... 3,800 41,522 25.0
Rohm Co. Ltd. ........... 800 78,046 47.0
Seiko Epson Corp. ........ 3,900 67,103 40.4
Sekisui House Ltd. ........ 17,700 350,557 211.2
Seven & i Holdings Co. Ltd. .. 2,100 93,703 56.5
Shimadzu Corp. .......... 4,900 197,619 119.1
Sohgo Security Services Co.
Ltd. ................ 500 23,380 14.1
Stanley Electric Co. Ltd. ..... 600 15,656 9.4
Subaru Corp. ............ 3,100 60,906 36.7
Sumitomo Chemical Co. Ltd. .. 8,300 43,206 26.0
Suzuki Motor Corp. ........ 500 20,343 12.3
Terumo Corp. ............ 800 31,049 18.7
Tokyo Gas Co. Ltd. ........ 8,400 159,001 95.8
TOPPAN, Inc. ............ 3,000 50,889 30.7
Toray Industries, Inc. ....... 25,200 165,922 100.0
Toyo Suisan Kaisha Ltd. ..... 500 19,089 11.5
Tsuruha Holdings, Inc. ...... 300 35,419 21.3
Yamaha Corp. ........... 3,500 193,949 116.9
Yamaha Motor Co. Ltd. ..... 3,200 80,130 48.3
4,051,462
Netherlands
Adyen NV .............. 11 29,811 17.9
Koninklijke DSM NV ....... 181 36,486 22.0
Koninklijke Philips NV ...... 579 26,698 16.1
92,995
Norway
Equinor ASA ............ 1,087 21,174 12.7
Norsk Hydro ASA ......... 3,837 25,527 15.4
Orkla ASA .............. 2,486 22,579 13.6
69,280
Portugal
Galp Energia SGPS SA ..... 5,612 54,727 33.0
Russia
Coca-Cola HBC AG ........ 5,414 204,448 123.2
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 9,600 86,853 52.3
Shares Value
% of Basket
Value
Spain
ACS Actividades de Construccion
y Servicios SA ......... 57 $ 1,499 0.9%
Iberdrola SA ............. 1,825 21,964 13.2
Repsol SA .............. 7,492 82,059 49.4
105,522
Sweden
Boliden AB .............. 1,208 47,078 28.4
Electrolux AB ............ 2,611 68,574 41.3
H & M Hennes & Mauritz AB,
Class B .............. 1,281 26,782 16.1
Industrivarden AB, Class C ... 1,060 40,577 24.4
Investor AB, Class B ....... 7,724 191,281 115.3
Kinnevik AB, Class B ....... 976 42,550 25.6
Lundin Energy AB ......... 4,095 127,659 76.9
Skanska AB, Class B ....... 1,951 55,076 33.2
Telefonaktiebolaget LM Ericsson,
Class B .............. 1,760 20,300 12.2
619,877
Switzerland
Adecco Group AG (Registered) 390 23,356 14.1
Baloise Holding AG (Registered) 447 70,479 42.5
Geberit AG (Registered) ..... 45 36,949 22.3
Julius Baer Group Ltd. ...... 445 29,371 17.7
Nestle SA (Registered) ..... 551 69,773 42.0
Roche Holding AG ........ 898 346,908 209.0
Straumann Holding AG
(Registered) ........... 20 37,080 22.3
Swiss Life Holding AG
(Registered) ........... 110 56,738 34.2
Swiss Prime Site AG
(Registered) ........... 460 48,982 29.5
UBS Group AG (Registered) .. 3,640 59,972 36.1
779,608
United Kingdom
3i Group plc ............. 4,023 71,502 43.1
Aviva plc ............... 2,022 10,859 6.5
Barclays plc ............. 15,413 37,285 22.5
Barratt Developments plc .... 2,529 24,715 14.9
Burberry Group plc ........ 3,778 108,366 65.3
CK Hutchison Holdings Ltd. .. 23,500 171,698 103.5
CNH Industrial NV ......... 1,311 21,891 13.2
Croda International plc ...... 528 61,808 37.2
J Sainsbury plc ........... 9,407 37,043 22.3
Legal & General Group plc ... 7,110 25,756 15.5
M&G plc ............... 6,662 20,860 12.6
Phoenix Group Holdings plc .. 4,524 42,633 25.7
RELX plc ............... 1,750 51,440 31.0
Severn Trent plc .......... 1,158 45,013 27.1
SSE plc ................ 2,074 41,583 25.1
Taylor Wimpey plc ......... 11,420 26,109 15.7
United Utilities Group plc .... 3,079 45,845 27.6
WPP plc ............... 2,853 36,898 22.2
881,304
United States
ABIOMED, Inc. ........... 166 54,305 32.7
Adobe, Inc. ............. 55 34,190 20.6
Agilent Technologies, Inc. .... 2,100 321,783 193.9
Align Technology, Inc. ...... 105 73,059 44.0
Allegion plc ............. 153 20,900 12.6
Ally Financial, Inc. ......... 4,690 240,878 145.1
AMERCO .............. 36 21,167 12.8
Ameriprise Financial, Inc. .... 277 71,344 43.0

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Autodesk, Inc. ........... 165 $ 52,986 31.9%
AutoZone, Inc. ........... 33 53,578 32.3
Avery Dennison Corp. ...... 1,349 284,207 171.2
Berkshire Hathaway, Inc., Class
B .................. 83 23,098 13.9
Booz Allen Hamilton Holding
Corp. ............... 1,737 149,052 89.8
Boston Beer Co., Inc. (The),
Class A .............. 75 53,250 32.1
Bunge Ltd. .............. 1,624 126,071 76.0
Cadence Design Systems, Inc. 1,517 223,985 135.0
Capital One Financial Corp. .. 241 38,970 23.5
CBRE Group, Inc., Class A ... 1,111 107,167 64.6
CDW Corp. ............. 383 70,223 42.3
Cerner Corp. ............ 1,670 134,251 80.9
CH Robinson Worldwide, Inc. . 401 35,757 21.5
Chipotle Mexican Grill, Inc. ... 32 59,630 35.9
Cigna Corp. ............. 311 71,371 43.0
Cintas Corp. ............. 86 33,899 20.4
Citizens Financial Group, Inc. . 483 20,363 12.3
Coca-Cola Co. (The) ....... 396 22,584 13.6
Cognex Corp. ............ 1,082 97,824 58.9
Copart, Inc. ............. 1,495 219,765 132.4
Costco Wholesale Corp. ..... 111 47,699 28.7
CSX Corp. .............. 214 6,916 4.2
Cummins, Inc. ........... 238 55,240 33.3
Darden Restaurants, Inc. .... 163 23,778 14.3
Dentsply Sirona, Inc. ....... 1,653 109,164 65.8
Dexcom, Inc. ............ 52 26,807 16.2
Discover Financial Services .. 372 46,247 27.9
Dover Corp. ............. 1,443 241,154 145.3
Dropbox, Inc., Class A ...... 3,603 113,458 68.4
DTE Energy Co. .......... 165 19,358 11.7
eBay, Inc. .............. 50 3,411 2.1
Edwards Lifesciences Corp. .. 259 29,078 17.5
Emerson Electric Co. ....... 838 84,546 50.9
EOG Resources, Inc. ....... 1,203 87,651 52.8
Equitable Holdings, Inc. ..... 652 20,127 12.1
Everest Re Group Ltd. ...... 102 25,789 15.5
Expeditors International of
Washington, Inc. ........ 6,299 807,847 486.8
Fair Isaac Corp. .......... 433 226,853 136.7
FedEx Corp. ............ 162 45,352 27.3
FMC Corp. .............. 2,032 217,322 130.9
Fortinet, Inc. ............. 1,127 306,814 184.9
Gilead Sciences, Inc. ....... 813 55,520 33.5
GoDaddy, Inc., Class A ..... 635 53,245 32.1
Hologic, Inc. ............. 289 21,687 13.1
IDEXX Laboratories, Inc. .... 162 109,922 66.2
IHS Markit Ltd. ........... 220 25,705 15.5
Illinois Tool Works, Inc. ...... 601 136,229 82.1
Incyte Corp. ............. 621 48,034 28.9
Intel Corp. .............. 3 161 0.1
International Paper Co. ..... 351 20,274 12.2
Interpublic Group of Cos., Inc.
(The) ............... 722 25,530 15.4
Intuit, Inc. .............. 782 414,437 249.7
Intuitive Surgical, Inc. ...... 161 159,625 96.2
IQVIA Holdings, Inc. ....... 107 26,504 16.0
J M Smucker Co. (The) ..... 173 22,682 13.7
Jacobs Engineering Group, Inc. 970 131,193 79.0
James Hardie Industries plc,
CDI ................ 3,443 116,162 70.0
JB Hunt Transport Services, Inc. 259 43,629 26.3
Keysight Technologies, Inc. ... 845 139,045 83.8
Shares Value
% of Basket
Value
United States (continued)
KLA Corp. .............. 66 $ 22,979 13.8%
Knight-Swift Transportation
Holdings, Inc. .......... 1,029 51,131 30.8
Laboratory Corp. of America
Holdings ............. 179 53,011 31.9
Lennox International, Inc. .... 57 18,778 11.3
LKQ Corp. .............. 1,190 60,393 36.4
Lowe's Cos., Inc. ......... 229 44,126 26.6
Lululemon Athletica, Inc. .... 65 26,011 15.7
Masco Corp. ............ 2,094 125,033 75.3
Masimo Corp. ............ 244 66,463 40.0
Maxim Integrated Products, Inc. 638 63,743 38.4
MetLife, Inc. ............. 1,407 81,184 48.9
Mettler-Toledo International, Inc. 164 241,688 145.6
Molina Healthcare, Inc. ..... 224 61,154 36.8
Molson Coors Beverage Co.,
Class B .............. 380 18,578 11.2
Mondelez International, Inc.,
Class A .............. 340 21,508 13.0
Monster Beverage Corp. .... 1,009 95,169 57.3
Moody's Corp. ........... 86 32,336 19.5
Motorola Solutions, Inc. ..... 128 28,662 17.3
NetApp, Inc. ............. 550 43,775 26.4
NIKE, Inc., Class B ........ 770 128,983 77.7
Nordson Corp. ........... 97 21,935 13.2
Northern Trust Corp. ....... 373 42,093 25.4
Old Dominion Freight Line, Inc. 1,407 378,694 228.2
Omnicom Group, Inc. ....... 1,268 92,336 55.6
O'Reilly Automotive, Inc. .... 92 55,553 33.5
Owens Corning ........... 1,337 128,566 77.5
Pentair plc .............. 1,643 121,040 72.9
PepsiCo, Inc. ............ 2,616 410,581 247.4
Pinterest, Inc., Class A ...... 356 20,968 12.6
PTC, Inc. ............... 557 75,446 45.5
Qorvo, Inc. .............. 116 21,992 13.3
Qualcomm, Inc. .......... 101 15,130 9.1
Raymond James Financial, Inc. 258 33,406 20.1
Regions Financial Corp. ..... 4,708 90,629 54.6
Robert Half International, Inc. . 574 56,373 34.0
Rockwell Automation, Inc. .... 109 33,509 20.2
ServiceNow, Inc. .......... 543 319,224 192.3
Sherwin-Williams Co. (The) .. 142 41,326 24.9
Skyworks Solutions, Inc. .... 133 24,540 14.8
Stanley Black & Decker, Inc. .. 111 21,873 13.2
Starbucks Corp. .......... 1,200 145,716 87.8
State Street Corp. ......... 397 34,595 20.8
Stryker Corp. ............ 80 21,675 13.1
Synopsys, Inc. ........... 325 93,597 56.4
Texas Instruments, Inc. ..... 471 89,782 54.1
Trane Technologies plc ..... 246 50,088 30.2
Travelers Cos., Inc. (The) .... 208 30,975 18.7
Trimble, Inc. ............. 420 35,910 21.6
UGI Corp. .............. 4,154 191,042 115.1
Ulta Beauty, Inc. .......... 136 45,669 27.5
Vail Resorts, Inc. .......... 107 32,656 19.7
Veeva Systems, Inc., Class A . 534 177,667 107.0
VeriSign, Inc. ............ 242 52,362 31.5
Verizon Communications, Inc. . 718 40,050 24.1
VMware, Inc., Class A ...... 280 43,047 25.9
Waters Corp. ............ 490 191,007 115.1
West Pharmaceutical Services,
Inc. ................. 258 106,226 64.0
Western Union Co. (The) .... 2,397 55,634 33.5
Workday, Inc., Class A ...... 676 158,454 95.5
Yum! Brands, Inc. ......... 520 68,323 41.2

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Zebra Technologies Corp., Class
A .................. 197 $ 108,839 65.6%
Zoetis, Inc. .............. 242 49,053 29.6
11,922,138
Total Reference Entity — Long ............ 23,547,012
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (34) (53,336) (32.1)
Australia
Glencore plc ............ (44,769) (201,064) (121.2)
Magellan Financial Group Ltd. . (1,044) (37,667) (22.7)
Woodside Petroleum Ltd. .... (1,333) (21,413) (12.9)
(260,144)
Belgium
Elia Group SA/NV ......... (220) (26,002) (15.7)
Umicore SA ............. (573) (35,564) (21.4)
(61,566)
Bermuda
RenaissanceRe Holdings Ltd. . (299) (45,654) (27.5)
Canada
Algonquin Power & Utilities
Corp. ............... (5,757) (91,735) (55.3)
BlackBerry Ltd. ........... (1,326) (13,498) (8.1)
Canadian National Railway Co. (461) (50,091) (30.2)
Cenovus Energy, Inc. ....... (3,011) (25,124) (15.1)
Dollarama, Inc. ........... (2,199) (103,552) (62.4)
Emera, Inc. ............. (710) (33,116) (20.0)
Enbridge, Inc. ............ (1,387) (54,675) (32.9)
Fortis, Inc. .............. (1,157) (52,471) (31.6)
Franco-Nevada Corp. ...... (269) (43,026) (25.9)
Great-West Lifeco, Inc. ..... (8,712) (262,142) (158.0)
Imperial Oil Ltd. .......... (1,830) (50,136) (30.2)
Ivanhoe Mines Ltd., Class A .. (6,057) (44,957) (27.1)
Kirkland Lake Gold Ltd. ..... (1,907) (81,547) (49.1)
Loblaw Cos. Ltd. .......... (1,710) (115,681) (69.7)
Metro, Inc. .............. (4,758) (246,748) (148.7)
Northland Power, Inc. ...... (4,981) (174,790) (105.3)
Pan American Silver Corp. ... (648) (18,194) (11.0)
TELUS Corp. ............ (11,200) (248,759) (149.9)
(1,710,242)
China
Budweiser Brewing Co. APAC
Ltd. ................ (6,900) (19,257) (11.6)
Prosus NV .............. (2,884) (257,306) (155.1)
(276,563)
Denmark
Ambu A/S, Class B ........ (1,001) (37,034) (22.3)
Chr Hansen Holding A/S .... (422) (37,954) (22.9)
DSV Panalpina A/S ........ (577) (140,652) (84.7)
Orsted A/S .............. (318) (47,166) (28.4)
Vestas Wind Systems A/S ... (4,980) (183,635) (110.6)
(446,441)
France
Accor SA ............... (632) (22,366) (13.5)
Air Liquide SA ........... (453) (78,781) (47.5)
Alstom SA .............. (1,515) (62,837) (37.9)
Bollore SA .............. (1) (6) (0.0)
Bouygues SA ............ (2,598) (100,131) (60.3)
Shares Value
% of Basket
Value
France (continued)
Danone SA ............. (462) $ (33,982) (20.5) %
Kering SA .............. (40) (35,886) (21.6)
L'Oreal SA .............. (55) (25,162) (15.2)
Orpea SA .............. (682) (86,605) (52.2)
Remy Cointreau SA ........ (148) (32,511) (19.6)
Renault SA ............. (2,018) (76,645) (46.2)
Safran SA .............. (848) (110,981) (66.9)
Ubisoft Entertainment SA .... (894) (56,674) (34.1)
Worldline SA ............ (565) (52,884) (31.9)
(775,451)
Germany
Commerzbank AG ......... (3,258) (20,981) (12.6)
KION Group AG .......... (987) (104,814) (63.2)
Knorr-Bremse AG ......... (159) (18,005) (10.9)
Lanxess AG ............. (418) (30,273) (18.2)
MTU Aero Engines AG ...... (221) (55,280) (33.3)
Porsche Automobil Holding SE
(Preference) .......... (237) (25,651) (15.5)
Puma SE ............... (413) (50,663) (30.5)
Sartorius AG (Preference) ... (30) (18,147) (10.9)
Siemens Energy AG ....... (976) (26,552) (16.0)
Siemens Healthineers AG .... (450) (29,710) (17.9)
TeamViewer AG .......... (473) (15,903) (9.6)
Telefonica Deutschland Holding
AG ................. (7,420) (20,001) (12.1)
(415,980)
Hong Kong
AIA Group Ltd. ........... (16,200) (193,845) (116.8)
Hong Kong & China Gas Co.
Ltd. ................ (129,150) (210,042) (126.5)
Melco Resorts & Entertainment
Ltd., ADR ............ (1,297) (18,054) (10.9)
MTR Corp. Ltd. ........... (119,839) (710,483) (428.1)
Wharf Real Estate Investment
Co. Ltd. .............. (54,000) (304,986) (183.7)
(1,437,410)
Ireland
Flutter Entertainment plc .... (260) (44,323) (26.7)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (6,762) (65,253) (39.3)
Wix.com Ltd. ............ (277) (82,723) (49.8)
(147,976)
Italy
Atlantia SpA ............. (2,620) (47,523) (28.6)
Ferrari NV .............. (338) (73,663) (44.4)
Infrastrutture Wireless Italiane
SpA ................ (6,383) (72,103) (43.4)
Nexi SpA ............... (3,950) (84,630) (51.0)
(277,919)
Japan
ANA Holdings, Inc. ........ (5,300) (124,196) (74.8)
Asahi Intecc Co. Ltd. ....... (1,200) (32,516) (19.6)
Central Japan Railway Co. ... (600) (87,279) (52.6)
Cosmos Pharmaceutical Corp. (100) (16,975) (10.2)
CyberAgent, Inc. .......... (1,100) (19,798) (11.9)
East Japan Railway Co. ..... (800) (53,298) (32.1)
Eisai Co. Ltd. ............ (300) (24,676) (14.9)
FANUC Corp. ............ (200) (44,794) (27.0)
Harmonic Drive Systems, Inc. . (400) (22,127) (13.3)
ITOCHU Corp. ........... (5,500) (162,796) (98.1)

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
Japan (continued)
Japan Post Bank Co. Ltd. .... (40,100) $ (340,357) (205.1) %
Japan Post Holdings Co. Ltd. . (10,100) (85,733) (51.7)
Kansai Electric Power Co., Inc.
(The) ............... (4,400) (41,505) (25.0)
Kao Corp. .............. (900) (54,190) (32.7)
Keio Corp. .............. (400) (22,406) (13.5)
Kintetsu Group Holdings Co.
Ltd. ................ (3,700) (125,027) (75.3)
Kobayashi Pharmaceutical Co.
Ltd. ................ (700) (55,835) (33.6)
Kobe Bussan Co. Ltd. ...... (900) (30,303) (18.3)
Koito Manufacturing Co. Ltd. .. (400) (24,480) (14.7)
Kose Corp. ............. (500) (79,005) (47.6)
Kubota Corp. ............ (14,400) (301,125) (181.4)
Lasertec Corp. ........... (200) (37,546) (22.6)
M3, Inc. ................ (500) (32,703) (19.7)
Mercari, Inc. ............. (800) (41,873) (25.2)
Mitsubishi Heavy Industries Ltd. (3,800) (109,794) (66.2)
Murata Manufacturing Co. Ltd. (700) (58,090) (35.0)
Nexon Co. Ltd. ........... (2,700) (55,556) (33.5)
Nidec Corp. ............. (300) (33,673) (20.3)
Nippon Paint Holdings Co. Ltd. (11,100) (141,682) (85.4)
Nissan Motor Co. Ltd. ...... (18,300) (106,210) (64.0)
Obic Co. Ltd. ............ (100) (17,575) (10.6)
Odakyu Electric Railway Co. Ltd. (900) (21,480) (12.9)
Oriental Land Co. Ltd. ...... (400) (54,800) (33.0)
Otsuka Corp. ............ (1,000) (51,961) (31.3)
Pan Pacific International
Holdings Corp. ......... (11,100) (231,702) (139.6)
Pigeon Corp. ............ (1,900) (54,707) (33.0)
Resona Holdings, Inc. ...... (8,300) (31,164) (18.8)
SG Holdings Co. Ltd. ....... (3,500) (94,112) (56.7)
Shimano, Inc. ............ (600) (153,587) (92.5)
Shiseido Co. Ltd. ......... (900) (60,152) (36.2)
SoftBank Group Corp. ...... (300) (18,866) (11.4)
Sompo Holdings, Inc. ...... (1,300) (53,745) (32.4)
Square Enix Holdings Co. Ltd. . (200) (10,377) (6.3)
SUMCO Corp. ........... (3,200) (74,011) (44.6)
Sumitomo Electric Industries
Ltd. ................ (6,900) (98,026) (59.1)
Sumitomo Metal Mining Co. Ltd. (600) (24,316) (14.7)
T&D Holdings, Inc. ........ (3,500) (44,782) (27.0)
Takeda Pharmaceutical Co. Ltd. (11,800) (392,781) (236.7)
Tobu Railway Co. Ltd. ...... (900) (23,404) (14.1)
Toho Co. Ltd. ............ (1,700) (74,009) (44.6)
Tokio Marine Holdings, Inc. ... (900) (42,895) (25.8)
Tokyo Electric Power Co.
Holdings, Inc. .......... (30,100) (80,222) (48.3)
Toshiba Corp. ............ (1,200) (51,650) (31.1)
Toyota Motor Corp. ........ (2,500) (224,439) (135.2)
Unicharm Corp. .......... (2,400) (96,330) (58.0)
Z Holdings Corp. .......... (9,400) (47,049) (28.3)
(4,493,690)
Jordan
Hikma Pharmaceuticals plc ... (2,584) (95,017) (57.3)
Luxembourg
ArcelorMittal SA .......... (2,037) (71,143) (42.9)
Netherlands
ABN AMRO Bank NV, CVA ... (4,474) (52,152) (31.4)
ASML Holding NV ......... (59) (45,099) (27.2)
Heineken NV ............ (2,082) (242,453) (146.1)
(339,704)
Shares Value
% of Basket
Value
Norway
Mowi ASA .............. (5,551) $ (141,438) (85.2) %
Singapore
Singapore Airlines Ltd. ...... (9,800) (36,740) (22.1)
Spain
Aena SME SA ........... (634) (100,963) (60.8)
Amadeus IT Group SA ...... (865) (56,727) (34.2)
EDP Renovaveis SA ....... (2,474) (58,109) (35.0)
Ferrovial SA ............. (2,934) (87,067) (52.5)
Grifols SA .............. (1,874) (47,659) (28.7)
Naturgy Energy Group SA ... (1,036) (26,739) (16.1)
Siemens Gamesa Renewable
Energy SA ............ (716) (19,968) (12.0)
(397,232)
Sweden
Embracer Group AB ....... (2,012) (52,074) (31.4)
Essity AB, Class B ........ (813) (26,600) (16.0)
Fastighets AB Balder, Class B . (561) (38,714) (23.3)
Investment AB Latour, Class B (3,046) (119,044) (71.7)
Sandvik AB ............. (3,421) (89,207) (53.7)
Svenska Cellulosa AB SCA,
Class B .............. (6,007) (111,731) (67.3)
(437,370)
Switzerland
Credit Suisse Group AG
(Registered) ........... (4,867) (48,861) (29.4)
EMS-Chemie Holding AG
(Registered) ........... (27) (29,931) (18.0)
Temenos AG (Registered) ... (679) (107,858) (65.0)
Vifor Pharma AG .......... (1,298) (181,528) (109.4)
(368,178)
Taiwan
Sea Ltd., ADR ........... (106) (29,273) (17.6)
United Arab Emirates
NMC Health plc .......... (9,400) — (0.0)
United Kingdom
Admiral Group plc ......... (2,344) (110,727) (66.7)
Associated British Foods plc .. (692) (19,242) (11.6)
AVEVA Group plc ......... (1,656) (90,355) (54.4)
British American Tobacco plc . (560) (20,828) (12.6)
BT Group plc ............ (7,987) (19,239) (11.6)
GlaxoSmithKline plc ....... (4,337) (85,629) (51.6)
Halma plc .............. (2,102) (84,376) (50.8)
Hargreaves Lansdown plc ... (935) (21,206) (12.8)
HSBC Holdings plc ........ (3,605) (19,900) (12.0)
Informa plc .............. (4,731) (32,508) (19.6)
Linde plc ............... (100) (30,739) (18.5)
Ocado Group plc ......... (1,149) (29,607) (17.8)
Standard Chartered plc ..... (7,422) (44,493) (26.8)
Tesco plc ............... (16,768) (54,285) (32.7)
(663,134)
United States
Abbott Laboratories ........ (214) (25,890) (15.6)
Albemarle Corp. .......... (339) (69,848) (42.1)
Altria Group, Inc. .......... (1,104) (53,036) (32.0)
American Electric Power Co.,
Inc. ................. (460) (40,535) (24.4)
American Water Works Co., Inc. (143) (24,326) (14.7)
AMETEK, Inc. ........... (154) (21,414) (12.9)
Amphenol Corp., Class A .... (3,400) (246,466) (148.5)
Analog Devices, Inc. ....... (1,414) (236,732) (142.6)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Aon plc, Class A .......... (100) $ (26,003) (15.7) %
Apollo Global Management, Inc. (815) (47,971) (28.9)
Aptiv plc ............... (181) (30,200) (18.2)
Avalara, Inc. ............. (483) (80,743) (48.7)
Bank of America Corp. ...... (923) (35,406) (21.3)
Baxter International, Inc. .... (1,391) (107,594) (64.8)
Becton Dickinson and Co. ... (573) (146,545) (88.3)
Bentley Systems, Inc., Class B (523) (31,804) (19.2)
Bio-Techne Corp. ......... (111) (53,529) (32.3)
Black Knight, Inc. ......... (2,954) (244,621) (147.4)
Booking Holdings, Inc. ...... (105) (228,717) (137.8)
BorgWarner, Inc. .......... (4,237) (207,528) (125.0)
Broadcom, Inc. ........... (208) (100,963) (60.8)
Brookfield Renewable Corp. .. (513) (21,768) (13.1)
Brown & Brown, Inc. ....... (2,287) (124,413) (75.0)
Brown-Forman Corp., Class B . (1,196) (84,820) (51.1)
Cable One, Inc. .......... (15) (28,320) (17.1)
CarMax, Inc. ............ (186) (24,915) (15.0)
Carnival Corp. ........... (825) (17,861) (10.8)
Carvana Co. ............ (64) (21,604) (13.0)
Catalent, Inc. ............ (26) (3,115) (1.9)
Caterpillar, Inc. ........... (410) (84,768) (51.1)
Centene Corp. ........... (338) (23,190) (14.0)
CenterPoint Energy, Inc. .... (7,948) (202,356) (121.9)
Ceridian HCM Holding, Inc. .. (1,124) (110,602) (66.6)
CF Industries Holdings, Inc. .. (421) (19,892) (12.0)
Charter Communications, Inc.,
Class A .............. (90) (66,965) (40.3)
Chevron Corp. ........... (1,450) (147,625) (88.9)
Chewy, Inc., Class A ....... (2,366) (198,034) (119.3)
Church & Dwight Co., Inc. ... (3,999) (346,233) (208.6)
Cincinnati Financial Corp. .... (1,197) (141,102) (85.0)
Cisco Systems, Inc. ........ (970) (53,709) (32.4)
CME Group, Inc. .......... (216) (45,820) (27.6)
Comcast Corp., Class A ..... (1,297) (76,303) (46.0)
Consolidated Edison, Inc. .... (473) (34,893) (21.0)
CyberArk Software Ltd. ..... (357) (50,705) (30.6)
Delta Air Lines, Inc. ........ (1,325) (52,868) (31.9)
DISH Network Corp., Class A . (622) (26,056) (15.7)
Dollar General Corp. ....... (137) (31,872) (19.2)
Dollar Tree, Inc. .......... (234) (23,351) (14.1)
DR Horton, Inc. ........... (279) (26,625) (16.0)
DraftKings, Inc., Class A ..... (371) (17,993) (10.8)
Duke Energy Corp. ........ (445) (46,774) (28.2)
Eaton Corp. plc ........... (184) (29,081) (17.5)
Edison International ........ (2,866) (156,197) (94.1)
Enphase Energy, Inc. ....... (132) (25,027) (15.1)
Erie Indemnity Co., Class A .. (768) (141,996) (85.6)
Essential Utilities, Inc. ...... (1,168) (57,372) (34.6)
Exact Sciences Corp. ...... (388) (41,842) (25.2)
Expedia Group, Inc. ........ (134) (21,557) (13.0)
F5 Networks, Inc. ......... (166) (34,281) (20.7)
Fiserv, Inc. .............. (1,405) (161,730) (97.4)
FleetCor Technologies, Inc. ... (96) (24,789) (14.9)
Ford Motor Co. ........... (5,479) (76,432) (46.1)
Freeport-McMoRan, Inc. .... (3,783) (144,132) (86.8)
Generac Holdings, Inc. ..... (199) (83,453) (50.3)
General Electric Co. ....... (1,886) (24,424) (14.7)
General Mills, Inc. ......... (518) (30,489) (18.4)
General Motors Co. ........ (529) (30,068) (18.1)
Global Payments, Inc. ...... (322) (62,278) (37.5)
Globe Life, Inc. ........... (220) (20,484) (12.3)
Guidewire Software, Inc. .... (413) (47,578) (28.7)
Halliburton Co. ........... (11,758) (243,155) (146.5)
Hasbro, Inc. ............. (1,556) (154,729) (93.2)
Shares Value
% of Basket
Value
United States (continued)
HEICO Corp. ............ (152) $ (20,558) (12.4) %
Hilton Worldwide Holdings, Inc. (365) (47,979) (28.9)
Horizon Therapeutics plc .... (136) (13,603) (8.2)
Hormel Foods Corp. ....... (490) (22,726) (13.7)
Howmet Aerospace, Inc. .... (2,632) (86,382) (52.0)
Humana, Inc. ............ (123) (52,381) (31.6)
Huntington Ingalls Industries,
Inc. ................. (408) (83,693) (50.4)
IAC/InterActiveCorp ........ (764) (104,890) (63.2)
Ingersoll Rand, Inc. ........ (1,455) (71,106) (42.8)
International Business Machines
Corp. ............... (412) (58,076) (35.0)
IPG Photonics Corp. ....... (533) (116,279) (70.1)
Jack Henry & Associates, Inc. . (253) (44,045) (26.5)
JPMorgan Chase & Co. ..... (369) (56,007) (33.7)
Keurig Dr Pepper, Inc. ...... (2,827) (99,539) (60.0)
Kimberly-Clark Corp. ....... (351) (47,638) (28.7)
Las Vegas Sands Corp. ..... (5,195) (220,008) (132.6)
Lennar Corp., Class A ...... (307) (32,281) (19.5)
Liberty Broadband Corp., Class
C .................. (801) (142,169) (85.7)
Liberty Media Corp-Liberty
Formula One, Class C .... (1,266) (59,413) (35.8)
Live Nation Entertainment, Inc. (1,019) (80,389) (48.4)
LyondellBasell Industries NV,
Class A .............. (1,674) (166,278) (100.2)
MarketAxess Holdings, Inc. .. (45) (21,383) (12.9)
Marriott International, Inc., Class
A .................. (271) (39,561) (23.8)
Medtronic plc ............ (1,933) (253,822) (152.9)
Merck & Co., Inc. ......... (1,792) (137,751) (83.0)
MGM Resorts International ... (574) (21,542) (13.0)
Nasdaq, Inc. ............ (257) (47,990) (28.9)
Neurocrine Biosciences, Inc. .. (862) (80,347) (48.4)
Oak Street Health, Inc. ...... (678) (42,741) (25.8)
Occidental Petroleum Corp. .. (249) (6,499) (3.9)
Okta, Inc. ............... (99) (24,531) (14.8)
PACCAR, Inc. ........... (684) (56,765) (34.2)
Packaging Corp. of America .. (739) (104,569) (63.0)
Paycom Software, Inc. ...... (320) (128,000) (77.1)
Peloton Interactive, Inc., Class A (283) (33,408) (20.1)
Pfizer, Inc. .............. (1,312) (56,167) (33.8)
PG&E Corp. ............. (2,639) (23,197) (14.0)
Plug Power, Inc. .......... (655) (17,868) (10.8)
PPG Industries, Inc. ....... (249) (40,716) (24.5)
Progressive Corp. (The) ..... (1,086) (103,344) (62.3)
ResMed, Inc. ............ (112) (30,442) (18.3)
Royal Caribbean Cruises Ltd. . (263) (20,217) (12.2)
RPM International, Inc. ..... (399) (34,549) (20.8)
Schlumberger NV ......... (318) (9,168) (5.5)
SEI Investments Co. ....... (996) (60,557) (36.5)
Sensata Technologies Holding
plc ................. (369) (21,631) (13.0)
Snap-on, Inc. ............ (107) (23,324) (14.1)
SS&C Technologies Holdings,
Inc. ................. (682) (53,462) (32.2)
Steel Dynamics, Inc. ....... (1,081) (69,670) (42.0)
STERIS plc ............. (293) (63,859) (38.5)
Take-Two Interactive Software,
Inc. ................. (141) (24,452) (14.7)
Teledyne Technologies, Inc. .. (131) (59,313) (35.7)
Teleflex, Inc. ............. (231) (91,806) (55.3)
Tenaris SA .............. (4,282) (43,629) (26.3)
Thermo Fisher Scientific, Inc. . (58) (31,321) (18.9)
Trade Desk, Inc. (The), Class A (1,880) (153,991) (92.8)

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
United States (continued)
TransUnion ............. (416) $ (49,945) (30.1) %
Twilio, Inc., Class A ........ (199) (74,344) (44.8)
Twitter, Inc. ............. (473) (32,992) (19.9)
Union Pacific Corp. ........ (149) (32,595) (19.6)
UnitedHealth Group, Inc. .... (262) (108,002) (65.1)
Unity Software, Inc. ........ (5) (536) (0.3)
US Bancorp ............. (1,023) (56,817) (34.2)
Valero Energy Corp. ....... (665) (44,535) (26.8)
ViacomCBS, Inc. .......... (873) (35,732) (21.5)
Vistra Corp. ............. (5,561) (106,493) (64.2)
Walt Disney Co. (The) ...... (460) (80,969) (48.8)
Waste Connections, Inc. ..... (324) (41,048) (24.7)
Wayfair, Inc., Class A ....... (79) (19,067) (11.5)
Wells Fargo & Co. ......... (1,029) (47,272) (28.5)
Willis Towers Watson plc .... (139) (28,645) (17.3)
Wynn Resorts Ltd. ........ (322) (31,662) (19.1)
Xcel Energy, Inc. .......... (155) (10,579) (6.4)
Zillow Group, Inc., Class C ... (393) (41,760) (25.2)
Zimmer Biomet Holdings, Inc. . (181) (29,579) (17.8)
(10,355,121)
Total Reference Entity — Short ............ (23,381,045)
Net Value of Reference Entity — Citibank NA .. $ 165,967
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Credit Suisse
International, as of July 31, 2021, expiration date 02/08/23:
Reference Entity — Long
Australia
AGL Energy Ltd. .......... 4,261 22,565 31.5
Aristocrat Leisure Ltd. ...... 2,234 68,461 95.7
Aurizon Holdings Ltd. ...... 6,147 17,445 24.4
Brambles Ltd. ............ 2,642 22,620 31.6
Rio Tinto Ltd. ............ 1,056 103,498 144.7
Rio Tinto plc ............. 564 47,906 67.0
Tabcorp Holdings Ltd. ...... 20,143 73,524 102.8
Telstra Corp. Ltd. ......... 8,283 23,072 32.3
Wesfarmers Ltd. .......... 5,500 247,977 346.7
627,068
Austria
OMV AG ............... 3,425 184,929 258.6
voestalpine AG ........... 2,040 89,996 125.8
274,925
Belgium
Ageas SA/NV ............ 388 20,489 28.6
Etablissements Franz Colruyt
NV ................. 624 35,479 49.6
Groupe Bruxelles Lambert SA . 189 21,990 30.7
UCB SA ............... 550 59,487 83.2
137,445
Brazil
Wheaton Precious Metals Corp. 1,601 73,955 103.4
Canada
Alimentation Couche-Tard, Inc.,
Class B .............. 815 32,852 45.9
Bank of Montreal ......... 3,485 345,064 482.4
Bank of Nova Scotia (The) ... 373 23,281 32.5
Canadian Imperial Bank of
Commerce ........... 754 87,674 122.6
Shares Value
% of Basket
Value
Canada (continued)
Canadian Tire Corp. Ltd., Class
A .................. 590 $ 90,770 126.9%
CGI, Inc. ............... 528 48,030 67.2
Constellation Software, Inc. .. 95 152,173 212.7
Fairfax Financial Holdings Ltd. 65 27,381 38.3
Hydro One Ltd. ........... 1,280 31,600 44.2
Manulife Financial Corp. ..... 13,660 264,090 369.2
National Bank of Canada .... 860 65,823 92.0
Nutrien Ltd. ............. 1,134 67,425 94.3
Onex Corp. ............. 291 22,182 31.0
Open Text Corp. .......... 435 22,594 31.6
Sun Life Financial, Inc. ...... 5,221 271,931 380.2
Thomson Reuters Corp. ..... 851 90,175 126.1
West Fraser Timber Co. Ltd. .. 998 71,586 100.1
1,714,631
Denmark
Carlsberg A/S, Class B ..... 1,238 228,764 319.8
Coloplast A/S, Class B ...... 897 164,029 229.3
Genmab A/S ............ 120 54,237 75.8
Novo Nordisk A/S, Class B ... 1,325 122,657 171.5
Novozymes A/S, Class B .... 2,436 191,384 267.6
761,071
Finland
Elisa OYJ .............. 726 46,661 65.2
Neste OYJ .............. 919 56,492 79.0
Nordea Bank Abp ......... 4,653 54,488 76.2
Stora Enso OYJ, Class R .... 1,114 22,059 30.8
179,700
France
Arkema SA ............. 468 59,569 83.3
BNP Paribas SA .......... 1,082 65,979 92.2
Carrefour SA ............ 7,529 139,846 195.5
Cie de Saint-Gobain ....... 420 30,021 42.0
Dassault Systemes SE ..... 1,041 57,424 80.3
Engie SA ............... 8,090 107,883 150.8
Hermes International ....... 44 67,266 94.0
Ipsen SA ............... 710 75,871 106.1
La Francaise des Jeux SAEM . 1,483 79,284 110.8
Orange SA .............. 5,175 57,593 80.5
Publicis Groupe SA ........ 713 45,012 62.9
Suez SA ............... 864 20,154 28.2
Teleperformance .......... 339 142,989 199.9
Thales SA .............. 578 60,664 84.8
Vinci SA ............... 197 20,857 29.2
1,030,412
Germany
Allianz SE (Registered) ..... 193 47,973 67.1
BASF SE ............... 2,232 175,387 245.2
Bechtle AG ............. 438 90,440 126.5
Deutsche Boerse AG ....... 501 83,599 116.9
Deutsche Post AG (Registered) 4,398 298,058 416.7
E.ON SE ............... 10,132 124,558 174.1
HeidelbergCement AG ...... 791 70,097 98.0
Siemens AG (Registered) .... 1,391 217,042 303.4
Symrise AG ............. 1,337 197,139 275.6
United Internet AG (Registered) 723 29,923 41.8
Vonovia SE ............. 354 23,569 33.0
1,357,785
Hong Kong
Hang Seng Bank Ltd. ...... 2,100 40,218 56.2
Sun Hung Kai Properties Ltd. . 3,500 50,069 70.0
Swire Pacific Ltd., Class A ... 5,500 34,165 47.8

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
Hong Kong (continued)
Techtronic Industries Co. Ltd. . 13,500 $ 240,736 336.5%
365,188
Ireland
CRH plc ............... 1,129 56,426 78.9
Smurfit Kappa Group plc .... 512 28,884 40.4
85,310
Israel
Check Point Software
Technologies Ltd. ....... 515 65,456 91.5
Italy
Poste Italiane SpA ......... 2,157 28,543 39.9
Japan
Ajinomoto Co., Inc. ........ 2,300 58,597 81.9
Asahi Kasei Corp. ......... 8,900 97,054 135.7
Astellas Pharma, Inc. ....... 1,300 20,706 28.9
Azbil Corp. .............. 500 19,499 27.3
Daiwa House Industry Co. Ltd. 700 21,462 30.0
ENEOS Holdings, Inc. ...... 84,800 356,211 498.0
Fujitsu Ltd. .............. 300 51,039 71.4
Hitachi Ltd. ............. 3,300 189,813 265.4
Honda Motor Co. Ltd. ...... 5,500 176,648 247.0
Hoshizaki Corp. .......... 300 25,192 35.2
Isuzu Motors Ltd. ......... 1,600 21,344 29.8
Kajima Corp. ............ 2,000 25,746 36.0
KDDI Corp. ............. 1,600 48,934 68.4
Kyocera Corp. ........... 2,700 166,838 233.2
Lawson, Inc. ............ 500 25,130 35.1
Mazda Motor Corp. ........ 8,100 79,906 111.7
McDonald's Holdings Co. Japan
Ltd. ................ 1,000 45,066 63.0
MEIJI Holdings Co. Ltd. ..... 3,800 235,223 328.9
MinebeaMitsumi, Inc. ....... 5,300 143,105 200.1
Mitsubishi Electric Corp. ..... 19,200 260,491 364.2
Mitsubishi Gas Chemical Co.,
Inc. ................. 1,100 22,914 32.0
Mitsui Chemicals, Inc. ...... 4,300 137,122 191.7
NEC Corp. .............. 2,600 131,864 184.3
NGK Insulators Ltd. ........ 1,300 20,819 29.1
Nippon Express Co. Ltd. .... 1,100 80,355 112.3
Nippon Telegraph & Telephone
Corp. ............... 3,000 76,824 107.4
Nissin Foods Holdings Co. Ltd. 3,400 241,945 338.2
Nitori Holdings Co. Ltd. ..... 700 133,053 186.0
Nitto Denko Corp. ......... 3,500 260,044 363.6
Nomura Holdings, Inc. ...... 6,700 33,551 46.9
Obayashi Corp. .......... 2,500 20,443 28.6
Olympus Corp. ........... 1,000 20,579 28.8
Ono Pharmaceutical Co. Ltd. . 11,200 255,676 357.4
Osaka Gas Co. Ltd. ........ 8,900 166,276 232.5
Otsuka Holdings Co. Ltd. .... 4,700 186,821 261.2
Panasonic Corp. .......... 8,100 97,808 136.7
Recruit Holdings Co. Ltd. .... 600 31,098 43.5
Secom Co. Ltd. ........... 1,000 75,691 105.8
Sekisui House Ltd. ........ 2,200 43,572 60.9
Shimadzu Corp. .......... 100 4,033 5.6
Shimizu Corp. ........... 3,500 25,776 36.0
Sony Group Corp. ......... 2,100 219,380 306.7
Subaru Corp. ............ 5,800 113,952 159.3
Sumitomo Chemical Co. Ltd. .. 25,100 130,659 182.7
Sumitomo Mitsui Financial
Group, Inc. ........... 1,400 47,193 66.0
Sysmex Corp. ........... 200 23,798 33.3
Shares Value
% of Basket
Value
Japan (continued)
Taisei Corp. ............. 500 $ 16,851 23.6%
Terumo Corp. ............ 2,300 89,265 124.8
Tokyo Gas Co. Ltd. ........ 2,100 39,750 55.6
Toray Industries, Inc. ....... 44,300 291,679 407.8
Trend Micro, Inc. .......... 600 31,238 43.7
USS Co. Ltd. ............ 1,200 20,890 29.2
Yakult Honsha Co. Ltd. ..... 2,500 147,737 206.5
Yamada Holdings Co. Ltd. ... 4,800 22,677 31.7
Yamaha Motor Co. Ltd. ..... 2,100 52,585 73.5
ZOZO, Inc. .............. 1,000 34,059 47.6
5,415,981
Netherlands
Adyen NV .............. 19 51,491 72.0
Akzo Nobel NV ........... 1,742 215,185 300.8
Koninklijke Ahold Delhaize NV . 1,074 33,385 46.7
Koninklijke DSM NV ....... 234 47,170 66.0
NN Group NV ............ 672 33,409 46.7
Randstad NV ............ 2,122 153,952 215.2
Royal Dutch Shell plc, Class A . 3,156 63,439 88.7
598,031
Norway
Norsk Hydro ASA ......... 9,111 60,615 84.8
Orkla ASA .............. 24,543 222,910 311.6
283,525
Poland
InPost SA .............. 1,356 26,588 37.2
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 13,100 118,519 165.7
United Overseas Bank Ltd. ... 2,100 40,600 56.8
159,119
South Africa
Anglo American plc ........ 688 30,488 42.6
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 10,458 66,947 93.6
Endesa SA ............. 3,180 77,244 108.0
Iberdrola SA ............. 2,236 26,911 37.6
Industria de Diseno Textil SA .. 1,625 55,114 77.1
226,216
Sweden
Assa Abloy AB, Class B ..... 1,699 54,498 76.2
Boliden AB .............. 881 34,334 48.0
Electrolux AB ............ 3,322 87,247 122.0
Investor AB, Class B ....... 1,000 24,764 34.6
Skanska AB, Class B ....... 1,807 51,011 71.3
Swedish Match AB ........ 12,890 115,430 161.4
Telefonaktiebolaget LM Ericsson,
Class B .............. 6,509 75,076 105.0
Telia Co. AB ............. 4,736 20,773 29.0
463,133
Switzerland
Adecco Group AG (Registered) 2,427 145,344 203.2
Holcim Ltd. (Registered) ..... 3,538 207,402 290.0
Julius Baer Group Ltd. ...... 1,274 84,087 117.6
Kuehne + Nagel International AG
(Registered) ........... 174 58,696 82.1
Logitech International SA
(Registered) ........... 1,481 162,717 227.5
Nestle SA (Registered) ..... 177 22,413 31.3

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
Switzerland (continued)
Novartis AG (Registered) .... 326 $ 30,148 42.1%
Roche Holding AG ........ 229 88,465 123.7
SGS SA (Registered) ....... 18 58,260 81.4
Straumann Holding AG
(Registered) ........... 31 57,475 80.4
Swiss Life Holding AG
(Registered) ........... 49 25,274 35.3
UBS Group AG (Registered) .. 9,372 154,411 215.9
1,094,692
United Kingdom
3i Group plc ............. 2,490 44,255 61.9
Auto Trader Group plc ...... 3,794 34,374 48.1
Aviva plc ............... 36,720 197,210 275.7
Barratt Developments plc .... 2,168 21,187 29.6
Berkeley Group Holdings plc .. 1,631 109,812 153.5
DCC plc ............... 792 66,309 92.7
Experian plc ............. 1,585 69,781 97.6
Intertek Group plc ......... 698 50,009 69.9
Kingfisher plc ............ 1,417 7,278 10.2
Legal & General Group plc ... 15,302 55,431 77.5
M&G plc ............... 7,217 22,598 31.6
Persimmon plc ........... 532 21,460 30.0
Phoenix Group Holdings plc .. 1,857 17,500 24.5
SSE plc ................ 2,059 41,282 57.7
United Utilities Group plc .... 3,168 47,170 65.9
WPP plc ............... 2,876 37,195 52.0
842,851
United States
3M Co. ................ 219 43,349 60.6
A O Smith Corp. .......... 673 47,332 66.2
ABIOMED, Inc. ........... 555 181,563 253.8
Accenture plc, Class A ...... 238 75,608 105.7
Adobe, Inc. ............. 513 318,896 445.8
Aflac, Inc. .............. 805 44,275 61.9
Agilent Technologies, Inc. .... 2,595 397,632 555.9
Airbnb, Inc., Class A ....... 19 2,736 3.8
Align Technology, Inc. ...... 48 33,398 46.7
Allegion plc ............. 384 52,454 73.3
Allstate Corp. (The) ........ 735 95,587 133.6
Ally Financial, Inc. ......... 898 46,121 64.5
Alphabet, Inc., Class A ...... 15 40,418 56.5
Amazon.com, Inc. ......... 28 93,172 130.3
AMERCO .............. 308 181,092 253.2
Ameriprise Financial, Inc. .... 89 22,923 32.0
AmerisourceBergen Corp. ... 133 16,249 22.7
Amgen, Inc. ............. 114 27,536 38.5
Apple, Inc. .............. 365 53,239 74.4
Applied Materials, Inc. ...... 1,645 230,185 321.8
Archer-Daniels-Midland Co. .. 108 6,450 9.0
Arista Networks, Inc. ....... 250 95,097 132.9
Autodesk, Inc. ........... 1,606 515,735 721.0
Avery Dennison Corp. ...... 367 77,320 108.1
Berkshire Hathaway, Inc., Class
B .................. 641 178,384 249.4
Best Buy Co., Inc. ......... 729 81,903 114.5
Booz Allen Hamilton Holding
Corp. ............... 1,991 170,848 238.9
Boston Beer Co., Inc. (The),
Class A .............. 30 21,300 29.8
Bunge Ltd. .............. 716 55,583 77.7
Cadence Design Systems, Inc. 1,784 263,408 368.3
Capital One Financial Corp. .. 626 101,224 141.5
CBRE Group, Inc., Class A ... 1,163 112,183 156.8
Shares Value
% of Basket
Value
United States (continued)
Cerner Corp. ............ 2,866 $ 230,398 322.1%
Cigna Corp. ............. 406 93,173 130.3
Cintas Corp. ............. 146 57,550 80.5
Citigroup, Inc. ............ 2,060 139,297 194.7
Coca-Cola Co. (The) ....... 1,917 109,326 152.8
Cognex Corp. ............ 547 49,454 69.1
Cognizant Technology Solutions
Corp., Class A ......... 711 52,280 73.1
Colgate-Palmolive Co. ...... 707 56,206 78.6
Copart, Inc. ............. 444 65,268 91.2
Costco Wholesale Corp. ..... 82 35,237 49.3
CVS Health Corp. ......... 1,648 135,729 189.8
Darden Restaurants, Inc. .... 19 2,772 3.9
DaVita, Inc. ............. 595 71,549 100.0
Deere & Co. ............. 58 20,972 29.3
Devon Energy Corp. ....... 1,366 35,297 49.3
DocuSign, Inc. ........... 81 24,141 33.7
Domino's Pizza, Inc. ....... 95 49,922 69.8
Dover Corp. ............. 177 29,580 41.4
DuPont de Nemours, Inc. .... 873 65,519 91.6
eBay, Inc. .............. 1,621 110,568 154.6
Edwards Lifesciences Corp. .. 1,803 202,423 283.0
Electronic Arts, Inc. ........ 2,783 400,641 560.1
Emerson Electric Co. ....... 784 79,098 110.6
EOG Resources, Inc. ....... 352 25,647 35.9
Equitable Holdings, Inc. ..... 639 19,726 27.6
Etsy, Inc. ............... 121 22,205 31.0
Evergy, Inc. ............. 1 65 0.1
Expeditors International of
Washington, Inc. ........ 1,265 162,236 226.8
Facebook, Inc., Class A ..... 344 122,567 171.4
FedEx Corp. ............ 169 47,312 66.1
Ferguson plc ............ 230 32,243 45.1
First Republic Bank ........ 157 30,618 42.8
FMC Corp. .............. 252 26,951 37.7
Fortinet, Inc. ............. 517 140,748 196.8
Fortune Brands Home & Security,
Inc. ................. 499 48,638 68.0
Garmin Ltd. ............. 2,499 392,843 549.2
Genuine Parts Co. ........ 1,247 158,269 221.3
Gilead Sciences, Inc. ....... 1,342 91,645 128.1
GoDaddy, Inc., Class A ..... 2,219 186,063 260.1
HCA Healthcare, Inc. ....... 92 22,834 31.9
Hershey Co. (The) ........ 791 141,494 197.8
Hewlett Packard Enterprise Co. 2,935 42,557 59.5
Hologic, Inc. ............. 1,080 81,043 113.3
Home Depot, Inc. (The) ..... 407 133,573 186.7
HP, Inc. ................ 3,060 88,342 123.5
IDEXX Laboratories, Inc. .... 257 174,382 243.8
Illinois Tool Works, Inc. ...... 635 143,935 201.2
Incyte Corp. ............. 1,681 130,025 181.8
Intuit, Inc. .............. 233 123,483 172.6
Invesco Ltd. ............. 873 21,284 29.8
IQVIA Holdings, Inc. ....... 121 29,972 41.9
J M Smucker Co. (The) ..... 309 40,513 56.6
James Hardie Industries plc,
CDI ................ 5,026 169,570 237.1
Jazz Pharmaceuticals plc .... 728 123,411 172.5
Johnson Controls International
plc ................. 1,056 75,420 105.4
KeyCorp ............... 6,977 137,168 191.8
Keysight Technologies, Inc. ... 660 108,603 151.8
KLA Corp. .............. 178 61,972 86.6
Knight-Swift Transportation
Holdings, Inc. .......... 1,048 52,075 72.8

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Kraft Heinz Co. (The) ....... 1,011 $ 38,893 54.4%
Lam Research Corp. ....... 38 24,222 33.9
Lennox International, Inc. .... 158 52,050 72.8
LKQ Corp. .............. 1,883 95,562 133.6
Lowe's Cos., Inc. ......... 104 20,040 28.0
Lululemon Athletica, Inc. .... 188 75,232 105.2
Markel Corp. ............ 60 72,370 101.2
Masco Corp. ............ 2,264 135,183 189.0
Masimo Corp. ............ 321 87,437 122.2
Maxim Integrated Products, Inc. 1,368 136,677 191.1
McCormick & Co., Inc. (Non-
Voting) .............. 1,104 92,924 129.9
McDonald's Corp. ......... 458 111,161 155.4
MetLife, Inc. ............. 1,091 62,951 88.0
Mettler-Toledo International, Inc. 117 172,424 241.1
Microsoft Corp. ........... 153 43,591 60.9
Molina Healthcare, Inc. ..... 191 52,145 72.9
Molson Coors Beverage Co.,
Class B .............. 20 978 1.4
Mondelez International, Inc.,
Class A .............. 436 27,581 38.6
Monolithic Power Systems, Inc. 99 44,477 62.2
Monster Beverage Corp. .... 1,099 103,658 144.9
Moody's Corp. ........... 74 27,824 38.9
Morgan Stanley .......... 393 37,720 52.7
Mosaic Co. (The) ......... 1,967 61,429 85.9
NetApp, Inc. ............. 365 29,050 40.6
News Corp., Class A ....... 805 19,827 27.7
NIKE, Inc., Class B ........ 159 26,634 37.2
Nordson Corp. ........... 396 89,547 125.2
Norfolk Southern Corp. ..... 172 44,347 62.0
Northern Trust Corp. ....... 875 98,744 138.0
NVIDIA Corp. ............ 141 27,494 38.4
Old Dominion Freight Line, Inc. 500 134,575 188.1
Omnicom Group, Inc. ....... 1,318 95,977 134.2
O'Reilly Automotive, Inc. .... 384 231,875 324.2
Owens Corning ........... 828 79,620 111.3
Pentair plc .............. 406 29,910 41.8
PepsiCo, Inc. ............ 2,589 406,344 568.1
Pinterest, Inc., Class A ...... 1,129 66,498 93.0
Pool Corp. .............. 19 9,079 12.7
Principal Financial Group, Inc. . 321 19,944 27.9
PTC, Inc. ............... 235 31,831 44.5
PulteGroup, Inc. .......... 870 47,737 66.7
Qorvo, Inc. .............. 459 87,022 121.7
Qualcomm, Inc. .......... 3,153 472,319 660.3
Raymond James Financial, Inc. 958 124,042 173.4
Regions Financial Corp. ..... 8,040 154,770 216.4
Robert Half International, Inc. . 1,485 145,842 203.9
Rockwell Automation, Inc. .... 162 49,802 69.6
Roku, Inc. .............. 249 106,649 149.1
Ross Stores, Inc. ......... 171 20,980 29.3
Sealed Air Corp. .......... 2,664 151,182 211.4
ServiceNow, Inc. .......... 169 99,353 138.9
Sherwin-Williams Co. (The) .. 768 223,511 312.5
Stanley Black & Decker, Inc. .. 121 23,843 33.3
Starbucks Corp. .......... 1,026 124,587 174.2
Stryker Corp. ............ 1,125 304,807 426.1
Swiss Re AG ............ 246 22,302 31.2
Synopsys, Inc. ........... 2,406 692,904 968.7
Sysco Corp. ............. 392 29,086 40.7
Target Corp. ............. 283 73,877 103.3
Teradyne, Inc. ........... 1,770 224,790 314.3
Texas Instruments, Inc. ..... 568 108,272 151.4
TJX Cos., Inc. (The) ....... 591 40,667 56.9
Shares Value
% of Basket
Value
United States (continued)
Tractor Supply Co. ........ 255 $ 46,137 64.5%
Trane Technologies plc ..... 751 152,911 213.8
Trimble, Inc. ............. 1,368 116,964 163.5
Tyson Foods, Inc., Class A ... 728 52,023 72.7
UGI Corp. .............. 461 21,201 29.6
Ulta Beauty, Inc. .......... 159 53,392 74.6
United Rentals, Inc. ........ 65 21,421 29.9
Universal Health Services, Inc.,
Class B .............. 696 111,645 156.1
Vail Resorts, Inc. .......... 374 114,145 159.6
Veeva Systems, Inc., Class A . 371 123,435 172.6
VeriSign, Inc. ............ 111 24,017 33.6
Vertex Pharmaceuticals, Inc. .. 569 114,699 160.4
Walmart, Inc. ............ 281 40,057 56.0
Waters Corp. ............ 104 40,540 56.7
West Pharmaceutical Services,
Inc. ................. 1,383 569,423 796.1
Workday, Inc., Class A ...... 630 147,672 206.5
Yum! Brands, Inc. ......... 875 114,966 160.7
Zebra Technologies Corp., Class
A .................. 179 98,894 138.3
Zoetis, Inc. .............. 454 92,026 128.7
17,610,769
Total Reference Entity — Long ............ 33,452,882
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (31) (48,630) (68.0)
Australia
APA Group .............. (9,095) (63,820) (89.2)
Evolution Mining Ltd. ....... (6,786) (20,638) (28.9)
Insurance Australia Group Ltd. (78,271) (279,126) (390.2)
National Australia Bank Ltd. .. (2,454) (46,797) (65.4)
Orica Ltd. .............. (1,946) (17,749) (24.8)
Sydney Airport ........... (11,167) (64,257) (89.8)
Transurban Group ......... (27,740) (292,596) (409.1)
Woodside Petroleum Ltd. .... (3,066) (49,252) (68.9)
(834,235)
Belgium
Elia Group SA/NV ......... (380) (44,913) (62.8)
Umicore SA ............. (2,183) (135,492) (189.4)
(180,405)
Bermuda
RenaissanceRe Holdings Ltd. . (667) (101,844) (142.4)
Canada
Algonquin Power & Utilities
Corp. ............... (6,264) (99,814) (139.5)
Ballard Power Systems, Inc. .. (3,597) (58,239) (81.4)
BCE, Inc. ............... (673) (33,591) (47.0)
Cameco Corp. ........... (1,458) (25,932) (36.3)
Canadian Pacific Railway Ltd. . (960) (71,284) (99.7)
Dollarama, Inc. ........... (1,294) (60,935) (85.2)
Emera, Inc. ............. (546) (25,466) (35.6)
Fortis, Inc. .............. (716) (32,471) (45.4)
Franco-Nevada Corp. ...... (385) (61,580) (86.1)
Imperial Oil Ltd. .......... (800) (21,917) (30.6)
Loblaw Cos. Ltd. .......... (373) (25,233) (35.3)
Northland Power, Inc. ...... (1,734) (60,849) (85.1)
Pan American Silver Corp. ... (634) (17,801) (24.9)
(595,112)

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
Chile
Antofagasta plc ........... (2,050) $ (42,565) (59.5) %
China
Prosus NV .............. (540) (48,178) (67.3)
Denmark
Chr Hansen Holding A/S .... (2,759) (248,138) (346.9)
Danske Bank A/S ......... (1,417) (24,834) (34.7)
Orsted A/S .............. (149) (22,100) (30.9)
Tryg A/S ............... (1,084) (26,791) (37.5)
Vestas Wind Systems A/S ... (2,510) (92,555) (129.4)
(414,418)
Finland
Fortum OYJ ............. (1,407) (38,763) (54.2)
France
Adevinta ASA ............ (2,874) (55,260) (77.3)
Aeroports de Paris ........ (407) (49,335) (69.0)
Air Liquide SA ........... (525) (91,302) (127.6)
Airbus SE .............. (217) (29,766) (41.6)
Alstom SA .............. (1,846) (76,565) (107.0)
Atos SE ................ (501) (23,959) (33.5)
Bouygues SA ............ (1,823) (70,261) (98.2)
Danone SA ............. (3,860) (283,917) (396.9)
Dassault Aviation SA ....... (43) (51,198) (71.6)
Edenred ............... (401) (23,297) (32.6)
Faurecia SE ............. (2,685) (119,838) (167.5)
Getlink SE .............. (3,185) (51,019) (71.3)
Iliad SA ................ (838) (180,593) (252.5)
Legrand SA ............. (321) (36,175) (50.6)
LVMH Moet Hennessy Louis
Vuitton SE ............ (252) (201,768) (282.1)
Orpea SA .............. (1,324) (168,131) (235.1)
Renault SA ............. (1,627) (61,795) (86.4)
Safran SA .............. (1,256) (164,378) (229.8)
SCOR SE .............. (777) (21,699) (30.3)
Sodexo SA ............. (295) (25,136) (35.1)
Ubisoft Entertainment SA .... (899) (56,991) (79.7)
Worldline SA ............ (862) (80,683) (112.8)
(1,923,066)
Germany
Bayer AG (Registered) ...... (364) (21,687) (30.3)
Brenntag SE ............ (861) (85,996) (120.2)
Commerzbank AG ......... (21,649) (139,418) (194.9)
Continental AG ........... (260) (35,320) (49.4)
Deutsche Bank AG (Registered) (11,806) (148,830) (208.1)
Fresenius SE & Co. KGaA ... (876) (46,043) (64.4)
KION Group AG .......... (1,236) (131,256) (183.5)
Knorr-Bremse AG ......... (790) (89,459) (125.1)
MTU Aero Engines AG ...... (85) (21,262) (29.7)
Porsche Automobil Holding SE
(Preference) .......... (477) (51,626) (72.2)
Sartorius AG (Preference) ... (137) (82,873) (115.8)
Siemens Energy AG ....... (1,442) (39,229) (54.8)
Siemens Healthineers AG .... (1,823) (120,357) (168.3)
Zalando SE ............. (220) (24,445) (34.2)
(1,037,801)
Hong Kong
Melco Resorts & Entertainment
Ltd., ADR ............ (1,091) (15,187) (21.2)
Ireland
Kerry Group plc, Class A .... (250) (37,070) (51.8)
Shares Value
% of Basket
Value
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (10,422) $ (100,572) (140.6) %
Italy
Atlantia SpA ............. (5,371) (97,422) (136.2)
Davide Campari-Milano NV .. (7,590) (106,704) (149.2)
Ferrari NV .............. (118) (25,717) (35.9)
Infrastrutture Wireless Italiane
SpA ................ (32,215) (363,907) (508.8)
Moncler SpA ............ (328) (22,528) (31.5)
(616,278)
Japan
Advantest Corp. .......... (800) (70,625) (98.7)
Bandai Namco Holdings, Inc. . (1,000) (64,704) (90.5)
Canon, Inc. ............. (1,000) (23,028) (32.2)
Central Japan Railway Co. ... (700) (101,825) (142.4)
Daifuku Co. Ltd. .......... (2,100) (188,179) (263.1)
Dai-ichi Life Holdings, Inc. ... (3,200) (58,896) (82.3)
Daiichi Sankyo Co. Ltd. ..... (1,800) (35,648) (49.8)
East Japan Railway Co. ..... (400) (26,649) (37.3)
Eisai Co. Ltd. ............ (400) (32,901) (46.0)
FANUC Corp. ............ (300) (67,190) (93.9)
Harmonic Drive Systems, Inc. . (600) (33,190) (46.4)
ITOCHU Corp. ........... (600) (17,760) (24.8)
Japan Airlines Co. Ltd. ...... (2,900) (60,457) (84.5)
Japan Post Bank Co. Ltd. .... (4,900) (41,590) (58.1)
JFE Holdings, Inc. ......... (2,400) (29,183) (40.8)
Kansai Electric Power Co., Inc.
(The) ............... (12,600) (118,854) (166.2)
Kao Corp. .............. (1,200) (72,254) (101.0)
Keio Corp. .............. (400) (22,406) (31.3)
Keyence Corp. ........... (800) (445,602) (623.0)
Kintetsu Group Holdings Co.
Ltd. ................ (500) (16,895) (23.6)
Kirin Holdings Co. Ltd. ...... (2,000) (36,582) (51.1)
Koito Manufacturing Co. Ltd. .. (1,400) (85,681) (119.8)
Kose Corp. ............. (900) (142,210) (198.8)
Kyowa Kirin Co. Ltd. ....... (1,500) (48,827) (68.3)
Lasertec Corp. ........... (300) (56,320) (78.7)
Mitsubishi Heavy Industries Ltd. (3,300) (95,348) (133.3)
MonotaRO Co. Ltd. ........ (7,900) (181,722) (254.1)
Murata Manufacturing Co. Ltd. (1,100) (91,284) (127.6)
Nexon Co. Ltd. ........... (900) (18,518) (25.9)
Nidec Corp. ............. (500) (56,122) (78.5)
Nihon M&A Center, Inc. ..... (1,200) (33,419) (46.7)
Nippon Paint Holdings Co. Ltd. (3,900) (49,780) (69.6)
Nippon Sanso Holdings Corp. . (1,400) (30,990) (43.3)
Obic Co. Ltd. ............ (900) (158,178) (221.1)
Oji Holdings Corp. ......... (9,600) (55,349) (77.4)
Oracle Corp. Japan ........ (300) (22,410) (31.3)
Oriental Land Co. Ltd. ...... (1,900) (260,301) (363.9)
Otsuka Corp. ............ (7,500) (389,705) (544.8)
PeptiDream, Inc. .......... (600) (24,763) (34.6)
Pigeon Corp. ............ (1,900) (54,707) (76.5)
Rakuten Group, Inc. ....... (10,000) (110,041) (153.8)
Resona Holdings, Inc. ...... (11,100) (41,677) (58.3)
Ryohin Keikaku Co. Ltd. ..... (1,300) (26,372) (36.9)
Sharp Corp. ............. (4,900) (75,261) (105.2)
Shin-Etsu Chemical Co. Ltd. .. (200) (32,626) (45.6)
Shionogi & Co. Ltd. ........ (1,500) (78,997) (110.4)
Shiseido Co. Ltd. ......... (3,300) (220,558) (308.4)
SMC Corp. .............. (400) (237,790) (332.4)
SoftBank Group Corp. ...... (1,800) (113,194) (158.3)
Square Enix Holdings Co. Ltd. . (1,400) (72,641) (101.6)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
Japan (continued)
Sumitomo Corp. .......... (11,700) $ (159,002) (222.3) %
Sumitomo Electric Industries
Ltd. ................ (1,600) (22,731) (31.8)
Sumitomo Metal Mining Co. Ltd. (600) (24,316) (34.0)
Sumitomo Realty & Development
Co. Ltd. .............. (2,800) (91,261) (127.6)
Takeda Pharmaceutical Co. Ltd. (7,600) (252,978) (353.7)
Tobu Railway Co. Ltd. ...... (900) (23,404) (32.7)
Tokio Marine Holdings, Inc. ... (5,100) (243,071) (339.8)
Tokyu Corp. ............. (1,400) (18,764) (26.2)
Toyota Industries Corp. ..... (500) (41,943) (58.6)
Toyota Motor Corp. ........ (1,100) (98,753) (138.1)
Unicharm Corp. .......... (400) (16,055) (22.4)
Welcia Holdings Co. Ltd. .... (600) (20,424) (28.6)
West Japan Railway Co. .... (2,200) (119,531) (167.1)
Yaskawa Electric Corp. ..... (2,900) (143,598) (200.8)
Z Holdings Corp. .......... (33,400) (167,173) (233.7)
(5,872,213)
Luxembourg
ArcelorMittal SA .......... (8,062) (281,569) (393.6)
Eurofins Scientific SE ...... (1,347) (161,118) (225.3)
(442,687)
Netherlands
ABN AMRO Bank NV, CVA ... (6,066) (70,709) (98.9)
Argenx SE .............. (126) (38,477) (53.8)
ASM International NV ...... (370) (131,317) (183.6)
ASML Holding NV ......... (76) (58,093) (81.2)
Heineken NV ............ (309) (35,984) (50.3)
(334,580)
Norway
Mowi ASA .............. (7,608) (193,850) (271.0)
Saudi Arabia
Delivery Hero SE ......... (1,842) (275,365) (385.0)
Spain
ACS Actividades de Construccion
y Servicios SA ......... (973) (25,593) (35.8)
Aena SME SA ........... (465) (74,050) (103.5)
Amadeus IT Group SA ...... (413) (27,085) (37.9)
CaixaBank SA ........... (53,206) (158,017) (220.9)
Cellnex Telecom SA ....... (2,611) (170,281) (238.1)
EDP Renovaveis SA ....... (2,076) (48,760) (68.2)
Ferrovial SA ............. (851) (25,254) (35.3)
Grifols SA .............. (8,905) (226,470) (316.6)
Naturgy Energy Group SA ... (2,713) (70,023) (97.9)
Siemens Gamesa Renewable
Energy SA ............ (4,510) (125,779) (175.8)
Telefonica SA ............ (11,283) (51,618) (72.2)
(1,002,930)
Sweden
Embracer Group AB ....... (3,286) (85,047) (118.9)
Essity AB, Class B ........ (1,332) (43,580) (60.9)
Evolution AB ............ (204) (35,496) (49.6)
Hexagon AB, Class B ...... (14,119) (233,720) (326.8)
ICA Gruppen AB .......... (5,795) (286,438) (400.5)
Investment AB Latour, Class B (2,019) (78,907) (110.3)
Sandvik AB ............. (949) (24,746) (34.6)
Svenska Cellulosa AB SCA,
Class B .............. (6,152) (114,428) (160.0)
Shares Value
% of Basket
Value
Sweden (continued)
Svenska Handelsbanken AB,
Class A .............. (1,906) $ (21,479) (30.0) %
(923,841)
Switzerland
ABB Ltd. (Registered) ...... (4,790) (175,115) (244.8)
Barry Callebaut AG (Registered) (43) (108,989) (152.4)
Clariant AG (Registered) .... (3,621) (75,329) (105.3)
EMS-Chemie Holding AG
(Registered) ........... (176) (195,107) (272.8)
Vifor Pharma AG .......... (1,482) (207,260) (289.8)
(761,800)
Taiwan
Sea Ltd., ADR ........... (582) (160,725) (224.7)
United Arab Emirates
NMC Health plc .......... (6,160) — (0.0)
United Kingdom
Abrdn plc ............... (27,283) (107,630) (150.5)
Admiral Group plc ......... (4,077) (192,591) (269.2)
Associated British Foods plc .. (1,221) (33,952) (47.5)
AstraZeneca plc .......... (666) (76,530) (107.0)
AVEVA Group plc ......... (1,077) (58,763) (82.1)
British American Tobacco plc . (1,146) (42,623) (59.6)
BT Group plc ............ (9,497) (22,876) (32.0)
Halma plc .............. (551) (22,118) (30.9)
Hargreaves Lansdown plc ... (6,901) (156,520) (218.8)
InterContinental Hotels Group
plc ................. (503) (33,220) (46.4)
Just Eat Takeaway.com NV ... (3,839) (340,906) (476.6)
Linde plc ............... (685) (210,562) (294.4)
Melrose Industries plc ...... (35,205) (78,235) (109.4)
Natwest Group plc ........ (22,748) (63,847) (89.3)
Ocado Group plc ......... (4,649) (119,793) (167.5)
Reckitt Benckiser Group plc .. (1,967) (150,475) (210.4)
Rolls-Royce Holdings plc .... (44,034) (60,816) (85.0)
Spirax-Sarco Engineering plc . (977) (203,557) (284.6)
Tesco plc ............... (24,920) (80,676) (112.8)
Unilever plc ............. (1,551) (89,262) (124.8)
(2,144,952)
United States
Abbott Laboratories ........ (1,357) (164,170) (229.5)
AbbVie, Inc. ............. (341) (39,658) (55.4)
Air Products & Chemicals, Inc. (166) (48,311) (67.5)
Akamai Technologies, Inc. ... (697) (83,584) (116.9)
Albemarle Corp. .......... (141) (29,052) (40.6)
Alnylam Pharmaceuticals, Inc. . (313) (56,008) (78.3)
Altria Group, Inc. .......... (2,293) (110,156) (154.0)
American Electric Power Co.,
Inc. ................. (1,218) (107,330) (150.1)
American Water Works Co., Inc. (404) (68,724) (96.1)
Amphenol Corp., Class A .... (1,605) (116,346) (162.7)
Analog Devices, Inc. ....... (1,003) (167,922) (234.8)
Ansys, Inc. .............. (116) (42,741) (59.8)
Aptiv plc ............... (404) (67,407) (94.2)
Arthur J Gallagher & Co. .... (562) (78,292) (109.5)
AT&T, Inc. .............. (4,844) (135,874) (190.0)
Atmos Energy Corp. ....... (682) (67,238) (94.0)
Automatic Data Processing, Inc. (114) (23,898) (33.4)
Baker Hughes Co. ......... (18,370) (390,179) (545.5)
Baxter International, Inc. .... (1,578) (122,058) (170.6)
Becton Dickinson and Co. ... (479) (122,504) (171.3)
Black Knight, Inc. ......... (296) (24,512) (34.3)
Boeing Co. (The) ......... (653) (147,891) (206.8)

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Booking Holdings, Inc. ...... (9) $ (19,604) (27.4) %
Boston Scientific Corp. ...... (784) (35,750) (50.0)
Broadcom, Inc. ........... (227) (110,186) (154.0)
Brookfield Renewable Corp. .. (492) (20,877) (29.2)
Brown & Brown, Inc. ....... (1,713) (93,187) (130.3)
Burlington Stores, Inc. ...... (143) (47,876) (66.9)
Cable One, Inc. .......... (44) (83,072) (116.1)
Campbell Soup Co. ........ (497) (21,729) (30.4)
CarMax, Inc. ............ (413) (55,321) (77.3)
Carnival Corp. ........... (2,937) (63,586) (88.9)
Carrier Global Corp. ....... (478) (26,410) (36.9)
Carvana Co. ............ (145) (48,946) (68.4)
Catalent, Inc. ............ (2,456) (294,253) (411.4)
Centene Corp. ........... (1,733) (118,901) (166.2)
CenterPoint Energy, Inc. .... (2,790) (71,033) (99.3)
Ceridian HCM Holding, Inc. .. (1,411) (138,842) (194.1)
Charles Schwab Corp. (The) .. (1,749) (118,845) (166.2)
Charter Communications, Inc.,
Class A .............. (121) (90,030) (125.9)
Cheniere Energy, Inc. ...... (28) (2,378) (3.3)
Chevron Corp. ........... (1,498) (152,511) (213.2)
Chewy, Inc., Class A ....... (1,496) (125,215) (175.1)
Church & Dwight Co., Inc. ... (374) (32,381) (45.3)
Cisco Systems, Inc. ........ (1,442) (79,844) (111.6)
Clorox Co. (The) .......... (698) (126,261) (176.5)
CME Group, Inc. .......... (315) (66,821) (93.4)
CoStar Group, Inc. ........ (2,280) (202,578) (283.2)
Coupa Software, Inc. ....... (410) (88,970) (124.4)
CyberArk Software Ltd. ..... (79) (11,220) (15.7)
Datadog, Inc., Class A ...... (775) (85,793) (119.9)
Delta Air Lines, Inc. ........ (1,331) (53,107) (74.2)
DISH Network Corp., Class A . (469) (19,646) (27.5)
Dollar General Corp. ....... (376) (87,473) (122.3)
DR Horton, Inc. ........... (248) (23,667) (33.1)
DraftKings, Inc., Class A ..... (738) (35,793) (50.0)
Duke Energy Corp. ........ (967) (101,641) (142.1)
Eaton Corp. plc ........... (531) (83,925) (117.3)
Elanco Animal Health, Inc. ... (6,460) (235,596) (329.4)
Entergy Corp. ............ (200) (20,584) (28.8)
Erie Indemnity Co., Class A .. (536) (99,101) (138.5)
Essential Utilities, Inc. ...... (4,141) (203,406) (284.4)
Estee Lauder Cos., Inc. (The),
Class A .............. (216) (72,107) (100.8)
Exact Sciences Corp. ...... (1,356) (146,231) (204.4)
Expedia Group, Inc. ........ (180) (28,957) (40.5)
Fiserv, Inc. .............. (671) (77,239) (108.0)
Freeport-McMoRan, Inc. .... (2,117) (80,658) (112.8)
General Electric Co. ....... (11,703) (151,554) (211.9)
General Mills, Inc. ......... (1,626) (95,706) (133.8)
General Motors Co. ........ (585) (33,251) (46.5)
Global Payments, Inc. ...... (90) (17,407) (24.3)
Guidewire Software, Inc. .... (462) (53,222) (74.4)
Halliburton Co. ........... (5,096) (105,385) (147.3)
Hasbro, Inc. ............. (218) (21,678) (30.3)
HEICO Corp. ............ (207) (27,997) (39.1)
Hess Corp. ............. (2,376) (181,621) (253.9)
Hilton Worldwide Holdings, Inc. (404) (53,106) (74.2)
Horizon Therapeutics plc .... (328) (32,807) (45.9)
Hormel Foods Corp. ....... (1,309) (60,711) (84.9)
Huntington Bancshares, Inc. .. (9,330) (131,366) (183.7)
IAC/InterActiveCorp ........ (1,063) (145,939) (204.0)
IDEX Corp. ............. (93) (21,082) (29.5)
International Business Machines
Corp. ............... (528) (74,427) (104.1)
IPG Photonics Corp. ....... (419) (91,409) (127.8)
Shares Value
% of Basket
Value
United States (continued)
Jack Henry & Associates, Inc. . (364) $ (63,369) (88.6) %
JPMorgan Chase & Co. ..... (134) (20,339) (28.4)
Kimberly-Clark Corp. ....... (1,960) (266,011) (371.9)
Las Vegas Sands Corp. ..... (856) (36,252) (50.7)
Lear Corp. .............. (418) (73,142) (102.3)
Leidos Holdings, Inc. ....... (1,000) (106,420) (148.8)
Liberty Broadband Corp., Class
C .................. (2,340) (415,327) (580.6)
Liberty Media Corp-Liberty
Formula One, Class C .... (436) (20,462) (28.6)
Liberty Media Corp-Liberty
SiriusXM ............. (931) (43,012) (60.1)
Live Nation Entertainment, Inc. (1,643) (129,616) (181.2)
LyondellBasell Industries NV,
Class A .............. (222) (22,051) (30.8)
Marathon Petroleum Corp. ... (1,091) (60,245) (84.2)
MarketAxess Holdings, Inc. .. (183) (86,956) (121.6)
Marriott International, Inc., Class
A .................. (883) (128,900) (180.2)
Marsh & McLennan Cos., Inc. . (410) (60,360) (84.4)
McKesson Corp. .......... (107) (21,810) (30.5)
Medtronic plc ............ (1,477) (193,945) (271.1)
Microchip Technology, Inc. ... (484) (69,270) (96.8)
Micron Technology, Inc. ..... (744) (57,720) (80.7)
MSCI, Inc. .............. (40) (23,838) (33.3)
Nasdaq, Inc. ............ (158) (29,503) (41.2)
Neurocrine Biosciences, Inc. .. (458) (42,690) (59.7)
NextEra Energy, Inc. ....... (1,598) (124,484) (174.0)
NiSource, Inc. ........... (983) (24,349) (34.0)
Occidental Petroleum Corp. .. (3,356) (87,592) (122.5)
ON Semiconductor Corp. .... (3,190) (124,601) (174.2)
Oracle Corp. ............ (1,000) (87,140) (121.8)
Packaging Corp. of America .. (380) (53,770) (75.2)
Peloton Interactive, Inc., Class A (192) (22,666) (31.7)
PerkinElmer, Inc. ......... (518) (94,395) (132.0)
Pfizer, Inc. .............. (1,211) (51,843) (72.5)
PG&E Corp. ............. (16,226) (142,627) (199.4)
Philip Morris International, Inc. (513) (51,346) (71.8)
Procter & Gamble Co. (The) .. (524) (74,529) (104.2)
Progressive Corp. (The) ..... (1,186) (112,860) (157.8)
Public Service Enterprise Group,
Inc. ................. (353) (21,967) (30.7)
QIAGEN NV ............. (2,398) (128,516) (179.7)
Quest Diagnostics, Inc. ..... (230) (32,614) (45.6)
Republic Services, Inc. ..... (1,229) (145,464) (203.4)
ResMed, Inc. ............ (129) (35,062) (49.0)
RingCentral, Inc., Class A .... (295) (78,845) (110.2)
Rollins, Inc. ............. (4,772) (182,911) (255.7)
Roper Technologies, Inc. .... (461) (226,508) (316.7)
Royal Caribbean Cruises Ltd. . (2,211) (169,960) (237.6)
RPM International, Inc. ..... (378) (32,731) (45.8)
Schlumberger NV ......... (7,200) (207,576) (290.2)
Seagen, Inc. ............ (572) (87,739) (122.7)
SEI Investments Co. ....... (345) (20,976) (29.3)
Snowflake, Inc., Class A ..... (115) (30,558) (42.7)
SolarEdge Technologies, Inc. . (201) (52,156) (72.9)
Southwest Airlines Co. ...... (1,222) (61,735) (86.3)
STERIS plc ............. (454) (98,949) (138.3)
Take-Two Interactive Software,
Inc. ................. (565) (97,982) (137.0)
Teladoc Health, Inc. ........ (403) (59,825) (83.6)
Teledyne Technologies, Inc. .. (154) (69,727) (97.5)
Teleflex, Inc. ............. (309) (122,806) (171.7)
Tesla, Inc. .............. (145) (99,644) (139.3)
Thermo Fisher Scientific, Inc. . (250) (135,003) (188.7)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
United States (continued)
T-Mobile US, Inc. ......... (1,098) $ (158,134) (221.1) %
Trade Desk, Inc. (The), Class A (470) (38,498) (53.8)
Tradeweb Markets, Inc., Class A (494) (42,845) (59.9)
Twilio, Inc., Class A ........ (381) (142,338) (199.0)
Tyler Technologies, Inc. ..... (522) (257,158) (359.5)
Union Pacific Corp. ........ (406) (88,817) (124.2)
Unity Software, Inc. ........ (918) (98,336) (137.5)
US Bancorp ............. (375) (20,828) (29.1)
Valero Energy Corp. ....... (3,092) (207,071) (289.5)
Verisk Analytics, Inc. ....... (630) (119,662) (167.3)
VF Corp. ............... (291) (23,338) (32.6)
Viatris, Inc. .............. (6,389) (89,893) (125.7)
Vimeo, Inc. ............. (1) (45) (0.1)
Visa, Inc., Class A ......... (1,092) (269,058) (376.2)
Vistra Corp. ............. (7,501) (143,644) (200.8)
W R Berkley Corp. ........ (1,966) (143,852) (201.1)
Walgreens Boots Alliance, Inc. (636) (29,987) (41.9)
Waste Connections, Inc. ..... (1,134) (143,666) (200.9)
Waste Management, Inc. .... (362) (53,670) (75.0)
Western Digital Corp. ....... (3,218) (208,945) (292.1)
Wynn Resorts Ltd. ........ (702) (69,028) (96.5)
Xcel Energy, Inc. .......... (529) (36,104) (50.5)
Xylem, Inc. .............. (331) (41,656) (58.2)
Zillow Group, Inc., Class C ... (464) (49,305) (68.9)
Zimmer Biomet Holdings, Inc. . (685) (111,943) (156.5)
Zscaler, Inc. ............. (465) (109,698) (153.4)
(15,234,287)
Total Reference Entity — Short ............ (33,381,354)
Net Value of Reference Entity — Credit Suisse
International ......................... $ 71,528
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Deutsche Bank AG, as of July 31, 2021, expiration date 02/17/23:
Reference Entity — Long
Australia
Aristocrat Leisure Ltd. ...... 7,437 227,908 293.3
Aud Financing ........... 1 — 0.0
Aurizon Holdings Ltd. ...... 39,587 112,344 144.6
Brambles Ltd. ............ 76,266 652,965 840.4
REA Group Ltd. .......... 1,630 194,172 249.9
Rio Tinto plc ............. 335 28,455 36.6
Sonic Healthcare Ltd. ...... 1,731 51,145 65.8
Suncorp Group Ltd. ........ 22,587 191,828 246.9
Tabcorp Holdings Ltd. ...... 109,959 401,362 516.6
Telstra Corp. Ltd. ......... 25,422 70,811 91.1
Wesfarmers Ltd. .......... 2,868 129,309 166.4
2,060,299
Austria
Mondi plc ............... 2,305 63,903 82.2
OMV AG ............... 844 45,571 58.7
Raiffeisen Bank International AG 8,460 200,034 257.5
voestalpine AG ........... 1,147 50,601 65.1
360,109
Belgium
Ageas SA/NV ............ 819 43,248 55.7
Anheuser-Busch InBev SA/NV 293 18,492 23.8
KBC Group NV ........... 580 46,703 60.1
Proximus SADP .......... 16,853 346,334 445.8
Solvay SA .............. 475 63,439 81.6
Shares Value
% of Basket
Value
Belgium (continued)
UCB SA ............... 1,750 $ 189,276 243.6%
707,492
Canada
Bank of Montreal ......... 878 86,934 111.9
Bank of Nova Scotia (The) ... 706 44,066 56.7
Constellation Software, Inc. .. 20 32,036 41.2
Onex Corp. ............. 595 45,355 58.4
Royal Bank of Canada ...... 212 21,441 27.6
Thomson Reuters Corp. ..... 562 59,552 76.7
289,384
Denmark
AP Moller - Maersk A/S, Class B 84 233,119 300.0
Coloplast A/S, Class B ...... 171 31,270 40.2
Demant A/S ............. 457 27,931 35.9
Genmab A/S ............ 164 74,124 95.4
GN Store Nord A/S ........ 568 49,776 64.1
Novo Nordisk A/S, Class B ... 2,110 195,325 251.4
Novozymes A/S, Class B .... 9,099 714,861 920.1
Pandora A/S ............ 679 87,833 113.0
1,414,239
Finland
Kesko OYJ, Class B ....... 3,635 155,803 200.5
Neste OYJ .............. 4,531 278,524 358.5
Nordea Bank Abp ......... 18,062 211,514 272.3
Orion OYJ, Class B ........ 594 25,284 32.6
Sampo OYJ, Class A ....... 953 45,867 59.0
Stora Enso OYJ, Class R .... 3,332 65,979 84.9
782,971
France
Amundi SA ............. 230 21,241 27.3
Arkema SA ............. 992 126,266 162.5
BioMerieux ............. 1,079 128,656 165.6
BNP Paribas SA .......... 4,093 249,588 321.2
Bollore SA .............. 12,711 71,033 91.4
Bureau Veritas SA ......... 1,120 36,987 47.6
Capgemini SE ........... 735 158,872 204.5
Carrefour SA ............ 5,986 111,186 143.1
Cie de Saint-Gobain ....... 3,928 280,767 361.4
CNP Assurances .......... 1,567 26,636 34.3
Dassault Systemes SE ..... 595 32,821 42.2
Engie SA ............... 9,661 128,832 165.8
Eurazeo SE ............. 1,908 184,812 237.9
Hermes International ....... 236 360,791 464.4
Ipsen SA ............... 1,422 151,956 195.6
La Francaise des Jeux SAEM . 6,071 324,567 417.7
Orange SA .............. 71,081 791,071 1,018.2
Pernod Ricard SA ......... 115 25,381 32.7
Publicis Groupe SA ........ 6,895 435,286 560.2
SEB SA ................ 431 71,614 92.2
Societe Generale SA ....... 4,052 118,666 152.7
Teleperformance .......... 257 108,402 139.5
Thales SA .............. 1,364 143,158 184.3
Vinci SA ............... 864 91,476 117.7
Wendel SE ............. 632 88,711 114.2
4,268,776
Germany
Allianz SE (Registered) ..... 1,098 272,923 351.3
BASF SE ............... 3,862 303,470 390.6
Deutsche Boerse AG ....... 303 50,560 65.1
Deutsche Post AG (Registered) 5,681 385,008 495.5
E.ON SE ............... 23,160 284,718 366.4

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
Germany (continued)
GEA Group AG ........... 3,925 $ 174,036 224.0%
Hannover Rueck SE ....... 592 99,505 128.1
HeidelbergCement AG ...... 1,406 124,597 160.4
Henkel AG & Co. KGaA
(Preference) .......... 209 21,189 27.3
LEG Immobilien SE ........ 827 130,705 168.2
Merck KGaA ............ 897 183,620 236.3
Nemetschek SE .......... 250 22,062 28.4
SAP SE ................ 1,206 173,075 222.8
Scout24 AG ............. 547 46,842 60.3
Siemens AG (Registered) .... 3,245 506,328 651.7
Symrise AG ............. 169 24,919 32.1
Volkswagen AG .......... 107 35,512 45.7
2,839,069
Hong Kong
Hongkong Land Holdings Ltd. . 9,500 43,101 55.5
Sun Hung Kai Properties Ltd. . 1,500 21,458 27.6
64,559
Italy
Eni SpA ................ 32,640 385,988 496.8
Intesa Sanpaolo SpA ....... 149,651 413,418 532.1
Poste Italiane SpA ......... 12,681 167,801 216.0
Snam SpA .............. 8,262 49,976 64.3
Terna SpA .............. 19,732 156,601 201.6
1,173,784
Japan
Asahi Kasei Corp. ......... 2,000 21,810 28.1
Astellas Pharma, Inc. ....... 1,300 20,706 26.6
Denso Corp. ............ 400 27,480 35.4
Hitachi Ltd. ............. 400 23,008 29.6
JSR Corp. .............. 1,900 63,688 82.0
Nitto Denko Corp. ......... 300 22,290 28.7
Sumitomo Chemical Co. Ltd. .. 11,400 59,343 76.4
Sysmex Corp. ........... 400 47,596 61.3
Tokyo Gas Co. Ltd. ........ 2,300 43,536 56.0
Toray Industries, Inc. ....... 3,500 23,045 29.7
Yamato Holdings Co. Ltd. .... 900 25,938 33.4
378,440
Netherlands
Adyen NV .............. 50 135,503 174.4
Akzo Nobel NV ........... 277 34,217 44.0
Koninklijke Ahold Delhaize NV . 24,363 757,321 974.7
Koninklijke KPN NV ........ 23,344 76,600 98.6
Koninklijke Philips NV ...... 12,963 597,717 769.3
NN Group NV ............ 11,793 586,305 754.6
Randstad NV ............ 6,075 440,745 567.3
Wolters Kluwer NV ........ 1,033 117,766 151.6
2,746,174
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 6,666 146,731 188.8
Nzd Financing ........... 1 — 0.0
Spark New Zealand Ltd. ..... 6,695 22,099 28.4
168,830
Norway
DNB Bank ASA ........... 370 7,582 9.8
Equinor ASA ............ 5,696 110,954 142.8
Norsk Hydro ASA ......... 33,163 220,633 284.0
Orkla ASA .............. 2,357 21,407 27.5
360,576
Shares Value
% of Basket
Value
Portugal
EDP - Energias de Portugal SA 13,508 $ 70,066 90.2%
Jeronimo Martins SGPS SA .. 1,070 21,800 28.0
91,866
Russia
Coca-Cola HBC AG ........ 3,293 124,353 160.1
Singapore
DBS Group Holdings Ltd. .... 500 11,188 14.4
Oversea-Chinese Banking Corp.
Ltd. ................ 26,600 240,657 309.7
Singapore Technologies
Engineering Ltd. ........ 58,600 173,056 222.7
424,901
Spain
ACS Actividades de Construccion
y Servicios SA ......... 13 342 0.4
Banco Bilbao Vizcaya Argentaria
SA ................. 6,434 41,187 53.0
Endesa SA ............. 23,771 577,413 743.2
Iberdrola SA ............. 7,784 48,014 61.8
Industria de Diseno Textil SA .. 605 20,519 26.4
Repsol SA .............. 12,521 137,141 176.5
Telefonica SA ............ 394 1,802 2.3
826,418
Sweden
Alfa Laval AB ............ 663 27,687 35.6
Boliden AB .............. 3,854 150,198 193.3
Electrolux AB ............ 12,193 320,229 412.2
Husqvarna AB, Class B ..... 29,902 418,438 538.6
Industrivarden AB, Class C ... 1,236 47,314 60.9
Investor AB, Class B ....... 10,052 248,933 320.4
Kinnevik AB, Class B ....... 892 38,887 50.0
Lundin Energy AB ......... 3,883 121,050 155.8
Securitas AB, Class B ...... 2,329 41,068 52.9
Skanska AB, Class B ....... 10,369 292,713 376.7
Swedish Match AB ........ 4,161 37,262 48.0
Telefonaktiebolaget LM Ericsson,
Class B .............. 19,275 222,321 286.1
Telia Co. AB ............. 25,862 113,439 146.0
2,079,539
Switzerland
Givaudan SA (Registered) ... 21 104,816 134.9
Roche Holding AG ........ 104 40,176 51.7
SGS SA (Registered) ....... 10 32,367 41.6
Swisscom AG (Registered) ... 43 25,843 33.3
203,202
United Kingdom
3i Group plc ............. 21,270 378,036 486.6
Ashtead Group plc ........ 1,276 95,482 122.9
Barratt Developments plc .... 27,611 269,833 347.3
Berkeley Group Holdings plc .. 190 12,792 16.5
BP plc ................. 7,118 28,572 36.8
Burberry Group plc ........ 4,675 134,095 172.6
CNH Industrial NV ......... 3,894 65,020 83.7
Croda International plc ...... 463 54,199 69.8
Entain plc .............. 1,677 42,288 54.4
Imperial Brands plc ........ 5,089 108,957 140.2
Intertek Group plc ......... 3,007 215,439 277.3
Kingfisher plc ............ 23,040 118,343 152.3
Legal & General Group plc ... 33,500 121,353 156.2
M&G plc ............... 34,925 109,359 140.8
Next plc ................ 1,044 114,364 147.2

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
United Kingdom (continued)
Persimmon plc ........... 8,958 $ 361,344 465.1%
Phoenix Group Holdings plc .. 8,958 84,419 108.7
Sage Group plc (The) ...... 2,274 22,166 28.5
Schroders plc ............ 3,356 170,432 219.4
United Utilities Group plc .... 12,447 185,329 238.5
WPP plc ............... 33,458 432,713 556.9
3,124,535
United States
3M Co. ................ 171 33,848 43.6
Agilent Technologies, Inc. .... 222 34,017 43.8
Align Technology, Inc. ...... 19 13,220 17.0
Arista Networks, Inc. ....... 192 73,035 94.0
Autodesk, Inc. ........... 125 40,141 51.7
Avery Dennison Corp. ...... 739 155,693 200.4
Boston Beer Co., Inc. (The),
Class A .............. 22 15,620 20.1
Cadence Design Systems, Inc. 1,079 159,314 205.1
CBRE Group, Inc., Class A ... 1,017 98,100 126.3
Coca-Cola Co. (The) ....... 465 26,519 34.1
Colgate-Palmolive Co. ...... 1,557 123,782 159.3
Costco Wholesale Corp. ..... 19 8,165 10.5
Deere & Co. ............. 121 43,752 56.3
Edwards Lifesciences Corp. .. 493 55,349 71.2
EOG Resources, Inc. ....... 291 21,202 27.3
Eversource Energy ........ 257 22,171 28.5
Facebook, Inc., Class A ..... 39 13,896 17.9
FedEx Corp. ............ 93 26,035 33.5
Ferguson plc ............ 2,398 336,174 432.7
Garmin Ltd. ............. 143 22,480 28.9
Gilead Sciences, Inc. ....... 711 48,554 62.5
Hartford Financial Services
Group, Inc. (The) ....... 510 32,446 41.8
Hershey Co. (The) ........ 127 22,718 29.2
International Flavors &
Fragrances, Inc. ........ 529 79,689 102.6
IQVIA Holdings, Inc. ....... 127 31,458 40.5
J M Smucker Co. (The) ..... 182 23,862 30.7
James Hardie Industries plc,
CDI ................ 2,891 97,538 125.5
Juniper Networks, Inc. ...... 1,566 44,067 56.7
Keysight Technologies, Inc. ... 1,158 190,549 245.3
KLA Corp. .............. 108 37,601 48.4
Kroger Co. (The) .......... 1,072 43,630 56.2
Lululemon Athletica, Inc. .... 121 48,421 62.3
Lyft, Inc., Class A ......... 2,169 119,989 154.4
Mondelez International, Inc.,
Class A .............. 1,016 64,272 82.7
NVIDIA Corp. ............ 867 169,056 217.6
Old Dominion Freight Line, Inc. 159 42,795 55.1
Parker-Hannifin Corp. ...... 92 28,707 37.0
PepsiCo, Inc. ............ 172 26,995 34.8
PTC, Inc. ............... 373 50,523 65.0
Ross Stores, Inc. ......... 142 17,422 22.4
Starbucks Corp. .......... 394 47,843 61.6
Stryker Corp. ............ 230 62,316 80.2
Synopsys, Inc. ........... 714 205,625 264.7
Sysco Corp. ............. 294 21,815 28.1
Texas Instruments, Inc. ..... 263 50,133 64.5
Travelers Cos., Inc. (The) .... 272 40,506 52.1
Trimble, Inc. ............. 689 58,910 75.8
United Parcel Service, Inc., Class
B .................. 120 22,963 29.6
Walmart, Inc. ............ 384 54,739 70.5
Waters Corp. ............ 61 23,778 30.6
Shares Value
% of Basket
Value
United States (continued)
Workday, Inc., Class A ...... 312 $ 73,133 94.1%
3,204,566
Total Reference Entity — Long ............ 27,694,082
Reference Entity — Short
Australia
Afterpay Ltd. ............ (1,020) (72,504) (93.3)
Ampol Ltd. .............. (2,231) (46,445) (59.8)
APA Group .............. (9,044) (63,462) (81.7)
AusNet Services Ltd. ....... (102,026) (136,448) (175.6)
Australia & New Zealand Banking
Group Ltd. ............ (2,913) (59,305) (76.3)
Commonwealth Bank of
Australia ............. (1,377) (100,945) (129.9)
Crown Resorts Ltd. ........ (22,765) (144,430) (185.9)
CSL Ltd. ............... (467) (99,420) (128.0)
Domino's Pizza Enterprises Ltd. (233) (20,047) (25.8)
Evolution Mining Ltd. ....... (23,616) (71,823) (92.4)
Fortescue Metals Group Ltd. .. (2,364) (43,196) (55.6)
Lendlease Corp. Ltd. ....... (3,164) (28,399) (36.5)
Macquarie Group Ltd. ...... (321) (37,065) (47.7)
Medibank Pvt Ltd. ......... (51,179) (124,820) (160.6)
National Australia Bank Ltd. .. (1,153) (21,987) (28.3)
Newcrest Mining Ltd. ....... (9,413) (181,930) (234.1)
Northern Star Resources Ltd. . (7,708) (57,434) (73.9)
Oil Search Ltd. ........... (35,475) (99,152) (127.6)
Orica Ltd. .............. (27,923) (254,679) (327.8)
Qantas Airways Ltd. ....... (5,903) (19,899) (25.6)
Reece Ltd. .............. (2,289) (39,709) (51.1)
Santos Ltd. ............. (7,084) (33,429) (43.0)
Sydney Airport ........... (34,578) (198,968) (256.1)
Transurban Group ......... (35,959) (379,288) (488.2)
Treasury Wine Estates Ltd. ... (9,426) (82,682) (106.4)
Westpac Banking Corp. ..... (18,559) (333,365) (429.1)
Woolworths Group Ltd. ..... (689) (19,710) (25.4)
(2,770,541)
Austria
Verbund AG ............. (1,052) (97,036) (124.9)
Belgium
Elia Group SA/NV ......... (4,321) (510,703) (657.3)
Sofina SA .............. (363) (170,205) (219.1)
Umicore SA ............. (881) (54,681) (70.4)
(735,589)
Brazil
Yara International ASA ...... (560) (29,516) (38.0)
Canada
BCE, Inc. ............... (1,805) (90,091) (116.0)
Northland Power, Inc. ...... (1,092) (38,320) (49.3)
Restaurant Brands International,
Inc. ................. (537) (36,638) (47.2)
(165,049)
Chile
Antofagasta plc ........... (8,653) (179,664) (231.2)
China
Prosus NV .............. (3,307) (295,045) (379.7)
Denmark
Ambu A/S, Class B ........ (3,561) (131,745) (169.6)
Chr Hansen Holding A/S .... (2,148) (193,186) (248.6)
Danske Bank A/S ......... (1,454) (25,483) (32.8)

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
Denmark (continued)
Orsted A/S .............. (549) $ (81,428) (104.8) %
Rockwool International A/S,
Class B .............. (415) (220,210) (283.4)
Tryg A/S ............... (25,330) (626,025) (805.7)
Vestas Wind Systems A/S ... (7,596) (280,099) (360.5)
(1,558,176)
Finland
Kone OYJ, Class B ........ (305) (25,262) (32.5)
Wartsila OYJ Abp ......... (15,296) (230,427) (296.6)
(255,689)
France
Accor SA ............... (609) (21,553) (27.7)
Adevinta ASA ............ (6,962) (133,861) (172.3)
Aeroports de Paris ........ (556) (67,397) (86.7)
Air Liquide SA ........... (1,115) (193,908) (249.6)
Airbus SE .............. (1,758) (241,143) (310.4)
Alstom SA .............. (6,273) (260,181) (334.9)
Atos SE ................ (647) (30,941) (39.8)
AXA SA ................ (85) (2,201) (2.8)
Danone SA ............. (2,458) (180,795) (232.7)
Dassault Aviation SA ....... (302) (359,577) (462.8)
Eiffage SA .............. (1,243) (126,717) (163.1)
Electricite de France SA ..... (3,404) (41,323) (53.2)
EssilorLuxottica SA ........ (1,308) (246,928) (317.8)
Faurecia SE ............. (1,407) (62,798) (80.8)
Getlink SE .............. (21,575) (345,601) (444.8)
Iliad SA ................ (537) (115,726) (148.9)
L'Oreal SA .............. (298) (136,333) (175.5)
LVMH Moet Hennessy Louis
Vuitton SE ............ (117) (93,678) (120.6)
Orpea SA .............. (1,021) (129,654) (166.9)
Remy Cointreau SA ........ (1,452) (318,963) (410.5)
Renault SA ............. (5,660) (214,971) (276.7)
Safran SA .............. (2,402) (314,360) (404.6)
Sartorius Stedim Biotech .... (75) (42,813) (55.1)
Ubisoft Entertainment SA .... (748) (47,419) (61.0)
Worldline SA ............ (3,384) (316,743) (407.7)
(4,045,584)
Germany
Bayer AG (Registered) ...... (449) (26,751) (34.4)
Bayerische Motoren Werke AG
(Preference) .......... (434) (37,252) (48.0)
Beiersdorf AG ............ (419) (49,766) (64.1)
Brenntag SE ............ (263) (26,268) (33.8)
Commerzbank AG ......... (6,926) (44,603) (57.4)
Covestro AG ............ (685) (44,129) (56.8)
Deutsche Lufthansa AG
(Registered) ........... (6,671) (75,345) (97.0)
Deutsche Telekom AG
(Registered) ........... (13,198) (273,914) (352.6)
Deutsche Wohnen SE ...... (334) (20,852) (26.8)
Fuchs Petrolub SE (Preference) (1,202) (59,894) (77.1)
Infineon Technologies AG .... (15,303) (584,792) (752.7)
KION Group AG .......... (472) (50,124) (64.5)
Knorr-Bremse AG ......... (2,048) (231,915) (298.5)
MTU Aero Engines AG ...... (86) (21,512) (27.7)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) (224) (60,441) (77.8)
Porsche Automobil Holding SE
(Preference) .......... (1,649) (178,473) (229.7)
Rational AG ............. (83) (90,381) (116.3)
Sartorius AG (Preference) ... (387) (234,101) (301.3)
Shares Value
% of Basket
Value
Germany (continued)
Siemens Energy AG ....... (5,081) $ (138,228) (177.9) %
Siemens Healthineers AG .... (8,632) (569,897) (733.5)
TeamViewer AG .......... (7,350) (247,118) (318.1)
Uniper SE .............. (1,477) (57,666) (74.2)
Zalando SE ............. (988) (109,779) (141.3)
(3,233,201)
Hong Kong
Melco Resorts & Entertainment
Ltd., ADR ............ (1,447) (20,142) (25.9)
Ireland
Flutter Entertainment plc .... (127) (21,650) (27.9)
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (22,957) (221,535) (285.1)
Italy
Amplifon SpA ............ (1,420) (70,126) (90.3)
Ferrari NV .............. (780) (169,992) (218.8)
FinecoBank Banca Fineco SpA (2,423) (43,387) (55.8)
Infrastrutture Wireless Italiane
SpA ................ (7,575) (85,568) (110.1)
Mediobanca Banca di Credito
Finanziario SpA ........ (7,813) (91,447) (117.7)
Moncler SpA ............ (1,821) (125,071) (161.0)
Recordati Industria Chimica e
Farmaceutica SpA ...... (703) (43,482) (56.0)
(629,073)
Japan
Bandai Namco Holdings, Inc. . (1,200) (77,645) (99.9)
CyberAgent, Inc. .......... (1,100) (19,798) (25.5)
Eisai Co. Ltd. ............ (300) (24,676) (31.8)
Japan Post Bank Co. Ltd. .... (2,500) (21,219) (27.3)
Kose Corp. ............. (100) (15,801) (20.3)
Kubota Corp. ............ (4,800) (100,375) (129.2)
Kyowa Kirin Co. Ltd. ....... (1,400) (45,572) (58.7)
Lasertec Corp. ........... (300) (56,320) (72.5)
Mitsubishi Corp. .......... (800) (22,439) (28.9)
Nexon Co. Ltd. ........... (2,200) (45,267) (58.3)
Nissan Motor Co. Ltd. ...... (5,700) (33,082) (42.6)
Otsuka Corp. ............ (800) (41,569) (53.5)
Pigeon Corp. ............ (1,400) (40,311) (51.9)
Shimano, Inc. ............ (200) (51,196) (65.9)
SUMCO Corp. ........... (1,000) (23,128) (29.8)
Sumitomo Electric Industries
Ltd. ................ (1,900) (26,993) (34.7)
Sumitomo Metal Mining Co. Ltd. (1,400) (56,738) (73.0)
Toyota Industries Corp. ..... (400) (33,554) (43.2)
West Japan Railway Co. .... (500) (27,166) (35.0)
(762,849)
Jordan
Hikma Pharmaceuticals plc ... (739) (27,174) (35.0)
Luxembourg
ArcelorMittal SA .......... (1,756) (61,329) (78.9)
Netherlands
ABN AMRO Bank NV, CVA ... (13,526) (157,668) (202.9)
Argenx SE .............. (81) (24,735) (31.8)
ASM International NV ...... (74) (26,263) (33.8)
Heineken NV ............ (2,158) (251,303) (323.5)
JDE Peet's NV ........... (3,187) (107,293) (138.1)
(567,262)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
New Zealand
a2 Milk Co. Ltd. (The) ...... (6,005) $ (26,109) (33.6) %
Auckland International Airport
Ltd. ................ (69,426) (350,279) (450.8)
Ryman Healthcare Ltd. ..... (19,966) (183,386) (236.0)
Xero Ltd. ............... (722) (74,909) (96.4)
(634,683)
Norway
Gjensidige Forsikring ASA ... (3,447) (78,878) (101.5)
Mowi ASA .............. (1,686) (42,959) (55.3)
Schibsted ASA, Class A ..... (2,032) (107,703) (138.6)
(229,540)
Russia
Evraz plc ............... (2,591) (22,137) (28.5)
Saudi Arabia
Delivery Hero SE ......... (2,017) (301,527) (388.1)
Singapore
CapitaLand Ltd. .......... (58,900) (174,990) (225.2)
Keppel Corp. Ltd. ......... (7,900) (31,938) (41.1)
Singapore Airlines Ltd. ...... (20,500) (76,855) (98.9)
UOL Group Ltd. .......... (33,300) (178,973) (230.3)
Venture Corp. Ltd. ......... (1,500) (21,040) (27.1)
(483,796)
Spain
Aena SME SA ........... (1,973) (314,194) (404.4)
Amadeus IT Group SA ...... (2,530) (165,919) (213.6)
Cellnex Telecom SA ....... (5,452) (355,561) (457.6)
Ferrovial SA ............. (14,727) (437,026) (562.5)
Grifols SA .............. (8,358) (212,559) (273.6)
Naturgy Energy Group SA ... (1,696) (43,774) (56.3)
Siemens Gamesa Renewable
Energy SA ............ (3,461) (96,523) (124.2)
(1,625,556)
Sweden
Embracer Group AB ....... (1,821) (47,130) (60.7)
Essity AB, Class B ........ (6,022) (197,026) (253.6)
Evolution AB ............ (290) (50,460) (64.9)
Fastighets AB Balder, Class B . (1,562) (107,791) (138.7)
Hexagon AB, Class B ...... (5,768) (95,481) (122.9)
Investment AB Latour, Class B (3,303) (129,088) (166.1)
L E Lundbergforetagen AB, Class
B .................. (3,789) (270,375) (348.0)
Sandvik AB ............. (4,481) (116,848) (150.4)
Sinch AB ............... (8,710) (175,644) (226.1)
Svenska Cellulosa AB SCA,
Class B .............. (32,552) (605,472) (779.3)
Svenska Handelsbanken AB,
Class A .............. (1,867) (21,040) (27.1)
Tele2 AB, Class B ......... (4,672) (68,627) (88.3)
(1,884,982)
Switzerland
EMS-Chemie Holding AG
(Registered) ........... (52) (57,645) (74.2)
Taiwan
Sea Ltd., ADR ........... (582) (160,725) (206.9)
United Kingdom
Abrdn plc ............... (5,346) (21,090) (27.1)
Admiral Group plc ......... (4,880) (230,524) (296.7)
Associated British Foods plc .. (2,067) (57,477) (74.0)
AstraZeneca plc .......... (2,052) (235,795) (303.5)
Shares Value
% of Basket
Value
United Kingdom (continued)
AVEVA Group plc ......... (6,927) $ (377,951) (486.5) %
BT Group plc ............ (8,511) (20,501) (26.4)
Compass Group plc ........ (1,951) (41,224) (53.1)
Diageo plc .............. (837) (41,504) (53.4)
Direct Line Insurance Group plc (5,555) (22,963) (29.6)
GlaxoSmithKline plc ....... (1,392) (27,483) (35.4)
Halma plc .............. (2,367) (95,014) (122.3)
Hargreaves Lansdown plc ... (2,380) (53,980) (69.5)
HSBC Holdings plc ........ (9,497) (52,425) (67.5)
Informa plc .............. (4,994) (34,315) (44.2)
InterContinental Hotels Group
plc ................. (2,034) (134,333) (172.9)
Just Eat Takeaway.com NV ... (2,556) (226,975) (292.1)
London Stock Exchange Group
plc ................. (250) (26,068) (33.6)
Melrose Industries plc ...... (9,243) (20,540) (26.4)
Ocado Group plc ......... (8,260) (212,840) (273.9)
Pearson plc ............. (1,959) (23,607) (30.4)
Prudential plc ............ (4,323) (81,181) (104.5)
Reckitt Benckiser Group plc .. (2,237) (171,130) (220.3)
Rolls-Royce Holdings plc .... (104,067) (143,729) (185.0)
St James's Place plc ....... (4,498) (99,100) (127.5)
Standard Chartered plc ..... (11,920) (71,458) (92.0)
Tesco plc ............... (60,835) (196,947) (253.5)
Unilever plc ............. (6,073) (349,510) (449.8)
Wm Morrison Supermarkets plc (5,833) (21,697) (27.9)
(3,091,361)
United States
Abbott Laboratories ........ (296) (35,810) (46.1)
Air Products and Chemicals, Inc. (518) (150,753) (194.0)
AMETEK, Inc. ........... (173) (24,056) (31.0)
Amphenol Corp., Class A .... (402) (29,141) (37.5)
Anthem, Inc. ............ (59) (22,657) (29.2)
Aptiv plc ............... (292) (48,720) (62.7)
Arthur J Gallagher & Co. .... (299) (41,654) (53.6)
Automatic Data Processing, Inc. (99) (20,753) (26.7)
Biogen, Inc. ............. (142) (46,396) (59.7)
Bio-Techne Corp. ......... (71) (34,239) (44.1)
Boeing Co. (The) ......... (296) (67,038) (86.3)
Booking Holdings, Inc. ...... (17) (37,030) (47.7)
Bristol-Myers Squibb Co. .... (1,334) (90,539) (116.5)
Campbell Soup Co. ........ (564) (24,658) (31.7)
Carnival Corp. ........... (1,563) (33,839) (43.5)
Ceridian HCM Holding, Inc. .. (897) (88,265) (113.6)
Charter Communications, Inc.,
Class A .............. (38) (28,274) (36.4)
Chevron Corp. ........... (1,151) (117,183) (150.8)
Church & Dwight Co., Inc. ... (621) (53,766) (69.2)
Cisco Systems, Inc. ........ (661) (36,600) (47.1)
Delta Air Lines, Inc. ........ (630) (25,137) (32.3)
DISH Network Corp., Class A . (575) (24,087) (31.0)
DR Horton, Inc. ........... (263) (25,098) (32.3)
Edison International ........ (366) (19,947) (25.7)
Expedia Group, Inc. ........ (300) (48,261) (62.1)
Ford Motor Co. ........... (1,444) (20,144) (25.9)
Globe Life, Inc. ........... (239) (22,253) (28.6)
Guidewire Software, Inc. .... (192) (22,118) (28.5)
Halliburton Co. ........... (5,327) (110,162) (141.8)
Hilton Worldwide Holdings, Inc. (170) (22,346) (28.8)
Huntington Ingalls Industries,
Inc. ................. (237) (48,616) (62.6)
IAC/InterActiveCorp ........ (139) (19,083) (24.6)
International Business Machines
Corp. ............... (372) (52,437) (67.5)

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
United States (continued)
JPMorgan Chase & Co. ..... (1,124) $ (170,601) (219.6) %
Kellogg Co. ............. (344) (21,796) (28.0)
Las Vegas Sands Corp. ..... (2,041) (86,436) (111.2)
Live Nation Entertainment, Inc. (237) (18,697) (24.1)
Marriott International, Inc., Class
A .................. (165) (24,087) (31.0)
McKesson Corp. .......... (203) (41,377) (53.3)
Medtronic plc ............ (1,211) (159,016) (204.7)
Micron Technology, Inc. ..... (10) (776) (1.0)
Nucor Corp. ............. (463) (48,161) (62.0)
Otis Worldwide Corp. ....... (425) (38,059) (49.0)
Peloton Interactive, Inc., Class A (585) (69,059) (88.9)
Progressive Corp. (The) ..... (527) (50,149) (64.5)
Royal Caribbean Cruises Ltd. . (311) (23,906) (30.8)
RPM International, Inc. ..... (264) (22,860) (29.4)
Schneider Electric SE ...... (166) (27,803) (35.8)
SEI Investments Co. ....... (336) (20,429) (26.3)
Sensata Technologies Holding
plc ................. (1,585) (92,913) (119.6)
Sirius XM Holdings, Inc. ..... (14,195) (91,842) (118.2)
Southern Co. (The) ........ (1,232) (78,688) (101.3)
SS&C Technologies Holdings,
Inc. ................. (455) (35,667) (45.9)
STERIS plc ............. (222) (48,385) (62.3)
Take-Two Interactive Software,
Inc. ................. (126) (21,851) (28.1)
Tenaris SA .............. (45,268) (461,233) (593.6)
Trade Desk, Inc. (The), Class A (738) (60,450) (77.8)
US Bancorp ............. (491) (27,270) (35.1)
Valero Energy Corp. ....... (611) (40,919) (52.7)
Walgreens Boots Alliance, Inc. (413) (19,473) (25.1)
Western Digital Corp. ....... (1,776) (115,316) (148.4)
Wynn Resorts Ltd. ........ (202) (19,863) (25.6)
Zillow Group, Inc., Class C ... (190) (20,189) (26.0)
(3,448,331)
Total Reference Entity — Short ............ (27,616,387)
Net Value of Reference Entity — Deutsche Bank
AG ................................ $ 77,695
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs
International, as of July 31, 2021, expiration dates 02/27/23-03/01/23:
Reference Entity — Long
Australia
Aristocrat Leisure Ltd. ...... 791 24,240 11.9
Aurizon Holdings Ltd. ...... 6,809 19,323 9.5
BHP Group Ltd. .......... 702 27,574 13.5
Brambles Ltd. ............ 9,921 84,940 41.7
Cochlear Ltd. ............ 302 54,637 26.8
Coles Group Ltd. ......... 1,661 21,376 10.5
Ramsay Health Care Ltd. .... 464 21,944 10.8
REA Group Ltd. .......... 283 33,712 16.6
Rio Tinto Ltd. ............ 598 58,610 28.8
Rio Tinto plc ............. 1,647 139,897 68.7
Tabcorp Holdings Ltd. ...... 8,441 30,811 15.1
Telstra Corp. Ltd. ......... 18,244 50,817 25.0
Wesfarmers Ltd. .......... 4,081 183,999 90.4
751,880
Shares Value
% of Basket
Value
Austria
Mondi plc ............... 1,018 $ 28,223 13.9%
voestalpine AG ........... 616 27,175 13.3
55,398
Belgium
Groupe Bruxelles Lambert SA . 575 66,901 32.9
Canada
B2Gold Corp. ............ 30,720 128,780 63.3
Bank of Montreal ......... 1,306 129,312 63.5
Canadian Imperial Bank of
Commerce ........... 1,798 209,070 102.7
Canadian Tire Corp. Ltd., Class
A .................. 428 65,847 32.3
Constellation Software, Inc. .. 35 56,064 27.5
Empire Co. Ltd., Class A .... 2,094 68,765 33.8
Fairfax Financial Holdings Ltd. 65 27,381 13.4
George Weston Ltd. ....... 577 59,837 29.4
Hydro One Ltd. ........... 2,296 56,682 27.8
Intact Financial Corp. ....... 200 27,252 13.4
Kinross Gold Corp. ........ 5,618 36,790 18.1
Magna International, Inc. .... 550 46,113 22.7
Manulife Financial Corp. ..... 2,131 41,199 20.2
National Bank of Canada .... 927 70,952 34.9
Nutrien Ltd. ............. 860 51,134 25.1
Onex Corp. ............. 569 43,373 21.3
Open Text Corp. .......... 293 15,218 7.5
Power Corp. of Canada ..... 1,359 43,376 21.3
Quebecor, Inc., Class B ..... 1,200 31,395 15.4
Ritchie Bros Auctioneers, Inc. . 238 14,208 7.0
Royal Bank of Canada ...... 1,315 132,997 65.3
Thomson Reuters Corp. ..... 1,576 166,998 82.0
TMX Group Ltd. .......... 216 23,721 11.7
West Fraser Timber Co. Ltd. .. 245 17,574 8.6
1,564,038
China
NXP Semiconductors NV .... 948 195,658 96.1
Denmark
AP Moller - Maersk A/S, Class B 9 24,977 12.3
Coloplast A/S, Class B ...... 526 96,186 47.3
Novo Nordisk A/S, Class B ... 3,860 357,325 175.5
Novozymes A/S, Class B .... 302 23,727 11.7
Pandora A/S ............ 37 4,786 2.4
507,001
Finland
Neste OYJ .............. 1,758 108,066 53.1
Nokia OYJ .............. 6,351 39,023 19.2
Orion OYJ, Class B ........ 507 21,581 10.6
UPM-Kymmene OYJ ....... 2,686 109,764 53.9
278,434
France
Amundi SA ............. 260 24,012 11.8
BNP Paribas SA .......... 1,037 63,235 31.1
Carrefour SA ............ 1,261 23,422 11.5
Cie de Saint-Gobain ....... 361 25,804 12.7
Credit Agricole SA ......... 5,968 83,215 40.9
Dassault Systemes SE ..... 1,185 65,367 32.1
Engie SA ............... 1,308 17,443 8.6
Hermes International ....... 109 166,637 81.9
La Francaise des Jeux SAEM . 1,797 96,071 47.2
Orange SA .............. 8,660 96,378 47.3
Pernod Ricard SA ......... 416 91,814 45.1
Publicis Groupe SA ........ 1,424 89,898 44.2

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
France (continued)
Sanofi ................. 1,075 $ 110,804 54.4%
SEB SA ................ 290 48,186 23.7
Teleperformance .......... 381 160,705 78.9
Thales SA .............. 656 68,850 33.8
Vinci SA ............... 178 18,846 9.3
Wendel SE ............. 200 28,073 13.8
1,278,760
Germany
Allianz SE (Registered) ..... 100 24,856 12.2
BASF SE ............... 1,003 78,814 38.7
Deutsche Post AG (Registered) 6,813 461,726 226.8
E.ON SE ............... 9,598 117,993 58.0
GEA Group AG ........... 4,160 184,456 90.6
HeidelbergCement AG ...... 575 50,955 25.0
Henkel AG & Co. KGaA
(Preference) .......... 210 21,291 10.5
Merck KGaA ............ 113 23,132 11.4
Siemens AG (Registered) .... 89 13,887 6.8
Symrise AG ............. 1,321 194,780 95.7
Vonovia SE ............. 1,956 130,228 64.0
1,302,118
Hong Kong
CK Asset Holdings Ltd. ..... 73,500 500,072 245.7
CLP Holdings Ltd. ......... 3,500 36,090 17.7
Hongkong Land Holdings Ltd. . 5,300 24,046 11.8
New World Development Co.
Ltd. ................ 28,000 132,741 65.2
Sun Hung Kai Properties Ltd. . 9,000 128,748 63.3
821,697
Ireland
CRH plc ............... 1,327 66,322 32.6
Smurfit Kappa Group plc .... 1,173 66,174 32.5
132,496
Israel
Bank Hapoalim BM ........ 5,586 44,453 21.8
Bank Leumi Le-Israel BM .... 5,761 44,021 21.6
Check Point Software
Technologies Ltd. ....... 627 79,692 39.2
168,166
Italy
Intesa Sanpaolo SpA ....... 10,686 29,521 14.5
Terna SpA .............. 14,143 112,244 55.1
141,765
Japan
ABC-Mart, Inc. ........... 800 44,109 21.7
Aisin Corp. .............. 500 20,242 9.9
Asahi Kasei Corp. ......... 9,500 103,597 50.9
Astellas Pharma, Inc. ....... 1,400 22,298 10.9
Brother Industries Ltd. ...... 11,200 227,931 112.0
Chubu Electric Power Co., Inc. 2,100 25,201 12.4
Denso Corp. ............ 900 61,831 30.4
ENEOS Holdings, Inc. ...... 41,000 172,224 84.6
Fuji Electric Co. Ltd. ....... 900 39,387 19.3
Fujitsu Ltd. .............. 100 17,013 8.4
Hino Motors Ltd. .......... 11,500 100,817 49.5
Honda Motor Co. Ltd. ...... 3,100 99,565 48.9
Idemitsu Kosan Co. Ltd. ..... 1,500 35,310 17.3
Iida Group Holdings Co. Ltd. .. 2,600 62,740 30.8
Isuzu Motors Ltd. ......... 1,700 22,678 11.1
Ito En Ltd. .............. 1,300 76,705 37.7
JSR Corp. .............. 4,000 134,080 65.9
Shares Value
% of Basket
Value
Japan (continued)
Kajima Corp. ............ 16,700 $ 214,976 105.6%
KDDI Corp. ............. 4,000 122,334 60.1
Kurita Water Industries Ltd. ... 900 43,712 21.5
Lawson, Inc. ............ 600 30,156 14.8
Lixil Corp. .............. 2,300 62,767 30.8
McDonald's Holdings Co. Japan
Ltd. ................ 400 18,026 8.9
Mitsubishi Chemical Holdings
Corp. ............... 2,600 21,816 10.7
Mitsubishi Electric Corp. ..... 41,800 567,111 278.6
Mitsubishi Estate Co. Ltd. .... 5,300 83,141 40.8
Mitsubishi Gas Chemical Co.,
Inc. ................. 1,900 39,579 19.4
Mitsui & Co. Ltd. .......... 2,000 45,905 22.5
Mitsui Chemicals, Inc. ...... 2,700 86,100 42.3
NGK Insulators Ltd. ........ 3,200 51,248 25.2
Nippon Express Co. Ltd. .... 1,100 80,355 39.5
Nippon Telegraph & Telephone
Corp. ............... 15,000 384,122 188.7
Nissan Chemical Corp. ..... 600 29,408 14.4
Nitto Denko Corp. ......... 3,600 267,474 131.4
Nomura Holdings, Inc. ...... 9,800 49,074 24.1
NSK Ltd. ............... 9,100 75,101 36.9
ORIX Corp. ............. 3,500 61,234 30.1
Osaka Gas Co. Ltd. ........ 7,800 145,725 71.6
Panasonic Corp. .......... 9,400 113,506 55.8
Persol Holdings Co. Ltd. ..... 1,200 24,210 11.9
Pola Orbis Holdings, Inc. .... 400 9,562 4.7
Recruit Holdings Co. Ltd. .... 1,000 51,831 25.5
Ricoh Co. Ltd. ........... 5,900 64,468 31.7
Secom Co. Ltd. ........... 300 22,707 11.2
Sekisui Chemical Co. Ltd. .... 18,100 312,324 153.4
Sekisui House Ltd. ........ 3,500 69,319 34.0
Sohgo Security Services Co.
Ltd. ................ 500 23,380 11.5
Sony Group Corp. ......... 900 94,020 46.2
Subaru Corp. ............ 2,400 47,153 23.2
Sumitomo Mitsui Trust Holdings,
Inc. ................. 1,300 42,674 21.0
Suntory Beverage & Food Ltd. 1,600 56,100 27.6
Sysmex Corp. ........... 300 35,697 17.5
TDK Corp. .............. 400 45,640 22.4
Tokyo Electron Ltd. ........ 100 41,243 20.3
Tokyo Gas Co. Ltd. ........ 1,300 24,607 12.1
TOPPAN, Inc. ............ 2,900 49,193 24.2
Toray Industries, Inc. ....... 6,300 41,480 20.4
TOTO Ltd. .............. 800 41,480 20.4
Toyo Suisan Kaisha Ltd. ..... 2,200 83,990 41.3
Toyota Tsusho Corp. ....... 1,000 47,215 23.2
Yamaha Motor Co. Ltd. ..... 1,100 27,545 13.5
5,114,436
Netherlands
Adyen NV .............. 25 67,751 33.3
Koninklijke Ahold Delhaize NV . 6,297 195,741 96.2
Koninklijke DSM NV ....... 564 113,692 55.9
Koninklijke KPN NV ........ 26,428 86,720 42.6
Koninklijke Vopak NV ...... 723 30,614 15.0
NN Group NV ............ 429 21,328 10.5
Randstad NV ............ 3,957 287,083 141.0
Wolters Kluwer NV ........ 1,682 191,754 94.2
994,683

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
New Zealand
Fisher & Paykel Healthcare Corp.
Ltd. ................ 3,416 $ 75,193 36.9%
Norway
Norsk Hydro ASA ......... 12,123 80,654 39.6
Poland
InPost SA .............. 1,108 21,726 10.7
Portugal
EDP - Energias de Portugal SA 5,425 28,139 13.8
Russia
Coca-Cola HBC AG ........ 566 21,374 10.5
Singapore
Oversea-Chinese Banking Corp.
Ltd. ................ 17,900 161,946 79.6
Singapore Telecommunications
Ltd. ................ 30,800 51,623 25.4
United Overseas Bank Ltd. ... 2,400 46,401 22.8
259,970
Spain
Iberdrola SA ............. 40,946 269,312 132.3
Industria de Diseno Textil SA .. 1,352 45,855 22.5
315,167
Sweden
Boliden AB .............. 1,396 54,405 26.7
Husqvarna AB, Class B ..... 3,316 46,403 22.8
Lundin Energy AB ......... 3,549 110,638 54.4
Skanska AB, Class B ....... 679 19,168 9.4
Swedish Match AB ........ 4,650 41,641 20.5
Telia Co. AB ............. 4,913 21,550 10.6
293,805
Switzerland
Adecco Group AG (Registered) 2,330 139,535 68.5
Baloise Holding AG (Registered) 191 30,115 14.8
Geberit AG (Registered) ..... 139 114,130 56.1
Givaudan SA (Registered) ... 133 663,836 326.1
Holcim Ltd. (Registered) ..... 1,479 86,701 42.6
Julius Baer Group Ltd. ...... 395 26,071 12.8
Logitech International SA
(Registered) ........... 463 50,869 25.0
Nestle SA (Registered) ..... 1,133 143,471 70.5
Novartis AG (Registered) .... 2,477 229,069 112.5
Roche Holding AG ........ 708 273,509 134.4
SGS SA (Registered) ....... 15 48,550 23.8
Straumann Holding AG
(Registered) ........... 116 215,066 105.6
UBS Group AG (Registered) .. 5,089 83,845 41.2
2,104,767
United Kingdom
3i Group plc ............. 6,800 120,858 59.4
Ashtead Group plc ........ 288 21,551 10.6
Aviva plc ............... 16,705 89,716 44.1
Barratt Developments plc .... 7,006 68,467 33.6
BP plc ................. 9,360 37,571 18.5
Burberry Group plc ........ 2,059 59,059 29.0
Croda International plc ...... 323 37,811 18.6
Entain plc .............. 2,241 56,510 27.8
Imperial Brands plc ........ 869 18,606 9.1
Intertek Group plc ......... 1,179 84,470 41.5
Legal & General Group plc ... 7,609 27,563 13.5
RELX plc ............... 796 23,398 11.5
Shares Value
% of Basket
Value
United Kingdom (continued)
Sage Group plc (The) ...... 4,937 $ 48,123 23.6%
SSE plc ................ 632 12,671 6.2
WPP plc ............... 2,394 30,962 15.2
737,336
United States
A O Smith Corp. .......... 1,111 78,137 38.4
Accenture plc, Class A ...... 307 97,528 47.9
Adobe, Inc. ............. 605 376,086 184.7
Advance Auto Parts, Inc. .... 146 30,961 15.2
Aflac, Inc. .............. 2,222 122,210 60.0
Agilent Technologies, Inc. .... 1,450 222,183 109.1
Airbnb, Inc., Class A ....... 783 112,760 55.4
Allegion plc ............. 1,275 174,165 85.6
Ally Financial, Inc. ......... 456 23,420 11.5
Alphabet, Inc., Class A ...... 154 414,958 203.8
AMERCO .............. 49 28,810 14.2
American International Group,
Inc. ................. 709 33,571 16.5
Ameriprise Financial, Inc. .... 328 84,480 41.5
AmerisourceBergen Corp. ... 549 67,071 32.9
Amgen, Inc. ............. 806 194,681 95.6
Apple, Inc. .............. 533 77,743 38.2
Archer-Daniels-Midland Co. .. 5,711 341,061 167.5
Arista Networks, Inc. ....... 311 118,301 58.1
Arrow Electronics, Inc. ...... 798 94,619 46.5
Assurant, Inc. ............ 644 101,630 49.9
Autodesk, Inc. ........... 675 216,763 106.5
Avery Dennison Corp. ...... 1,232 259,558 127.5
Berkshire Hathaway, Inc., Class
B .................. 457 127,179 62.5
Best Buy Co., Inc. ......... 25 2,809 1.4
Booz Allen Hamilton Holding
Corp. ............... 505 43,334 21.3
Bunge Ltd. .............. 1,173 91,060 44.7
Cadence Design Systems, Inc. 2,952 435,863 214.1
Capital One Financial Corp. .. 385 62,254 30.6
Cardinal Health, Inc. ....... 1,800 106,884 52.5
CBRE Group, Inc., Class A ... 2,224 214,527 105.4
Cerner Corp. ............ 2,653 213,275 104.8
Cintas Corp. ............. 8 3,153 1.5
Citigroup, Inc. ............ 529 35,771 17.6
Citrix Systems, Inc. ........ 323 32,542 16.0
Coca-Cola Co. (The) ....... 385 21,957 10.8
Cognex Corp. ............ 486 43,939 21.6
Colgate-Palmolive Co. ...... 323 25,678 12.6
Constellation Brands, Inc., Class
A .................. 244 54,739 26.9
Copart, Inc. ............. 691 101,577 49.9
Corning, Inc. ............ 1,204 50,399 24.8
Corteva, Inc. ............ 2,347 100,405 49.3
Costco Wholesale Corp. ..... 54 23,205 11.4
Cummins, Inc. ........... 265 61,507 30.2
Darden Restaurants, Inc. .... 409 59,665 29.3
Deere & Co. ............. 374 135,235 66.4
Devon Energy Corp. ....... 3,196 82,585 40.6
Dexcom, Inc. ............ 186 95,885 47.1
Domino's Pizza, Inc. ....... 295 155,020 76.1
Dover Corp. ............. 295 49,300 24.2
Dropbox, Inc., Class A ...... 2,656 83,637 41.1
DTE Energy Co. .......... 882 103,476 50.8
DuPont de Nemours, Inc. .... 885 66,419 32.6
Eastman Chemical Co. ..... 269 30,322 14.9
eBay, Inc. .............. 2,730 186,213 91.5
Ecolab, Inc. ............. 344 75,966 37.3

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Edwards Lifesciences Corp. .. 787 $ 88,356 43.4%
Electronic Arts, Inc. ........ 2,511 361,484 177.6
Emerson Electric Co. ....... 659 66,487 32.7
EOG Resources, Inc. ....... 763 55,592 27.3
EPAM Systems, Inc. ....... 353 197,609 97.1
Equifax, Inc. ............. 281 73,229 36.0
Expeditors International of
Washington, Inc. ........ 801 102,728 50.5
Facebook, Inc., Class A ..... 1,172 417,584 205.1
Fair Isaac Corp. .......... 208 108,973 53.5
Fastenal Co. ............ 1,337 73,227 36.0
FedEx Corp. ............ 276 77,266 38.0
Ferguson plc ............ 1,532 214,770 105.5
FMC Corp. .............. 494 52,833 26.0
Fortinet, Inc. ............. 112 30,491 15.0
Fortune Brands Home & Security,
Inc. ................. 481 46,883 23.0
Gartner, Inc. ............. 154 40,768 20.0
Genuine Parts Co. ........ 811 102,932 50.6
Gilead Sciences, Inc. ....... 3,467 236,761 116.3
HCA Healthcare, Inc. ....... 527 130,801 64.3
Henry Schein, Inc. ......... 286 22,923 11.3
Hologic, Inc. ............. 970 72,789 35.8
Home Depot, Inc. (The) ..... 887 291,105 143.0
HP, Inc. ................ 1,615 46,625 22.9
IDEXX Laboratories, Inc. .... 520 352,836 173.3
IHS Markit Ltd. ........... 775 90,551 44.5
Illinois Tool Works, Inc. ...... 777 176,123 86.5
Intel Corp. .............. 2,064 110,878 54.5
Interpublic Group of Cos., Inc.
(The) ............... 8,744 309,188 151.9
Intuit, Inc. .............. 836 443,055 217.6
Intuitive Surgical, Inc. ...... 105 104,103 51.1
J M Smucker Co. (The) ..... 154 20,191 9.9
Jazz Pharmaceuticals plc .... 985 166,977 82.0
JB Hunt Transport Services, Inc. 176 29,647 14.6
Johnson Controls International
plc ................. 1,846 131,841 64.8
Keysight Technologies, Inc. ... 699 115,020 56.5
KKR & Co., Inc. .......... 376 23,974 11.8
KLA Corp. .............. 62 21,586 10.6
Knight-Swift Transportation
Holdings, Inc. .......... 1,449 72,001 35.4
Kroger Co. (The) .......... 2,705 110,094 54.1
L Brands, Inc. ............ 1,745 139,722 68.6
Laboratory Corp. of America
Holdings ............. 85 25,173 12.4
Lam Research Corp. ....... 67 42,706 21.0
Lennox International, Inc. .... 284 93,558 46.0
LKQ Corp. .............. 1,377 69,883 34.3
Lowe's Cos., Inc. ......... 231 44,511 21.9
Lululemon Athletica, Inc. .... 130 52,022 25.6
Masco Corp. ............ 4,020 240,034 117.9
Masimo Corp. ............ 364 99,150 48.7
Maxim Integrated Products, Inc. 4,084 408,032 200.4
McCormick & Co., Inc. (Non-
Voting) .............. 865 72,807 35.8
McDonald's Corp. ......... 620 150,480 73.9
MetLife, Inc. ............. 1,223 70,567 34.7
Mettler-Toledo International, Inc. 58 85,475 42.0
Microsoft Corp. ........... 1,608 458,135 225.0
Mohawk Industries, Inc. ..... 212 41,319 20.3
Molina Healthcare, Inc. ..... 496 135,413 66.5
Molson Coors Beverage Co.,
Class B .............. 327 15,987 7.9
Shares Value
% of Basket
Value
United States (continued)
Mondelez International, Inc.,
Class A .............. 3,995 $ 252,724 124.1%
Monolithic Power Systems, Inc. 501 225,079 110.6
Monster Beverage Corp. .... 2,756 259,946 127.7
Morgan Stanley .......... 936 89,837 44.1
Mosaic Co. (The) ......... 1,140 35,602 17.5
Motorola Solutions, Inc. ..... 338 75,685 37.2
NetApp, Inc. ............. 2,055 163,557 80.3
Newell Brands, Inc. ........ 3,750 92,813 45.6
NIKE, Inc., Class B ........ 850 142,383 69.9
Nordson Corp. ........... 766 173,216 85.1
Northern Trust Corp. ....... 372 41,980 20.6
NVIDIA Corp. ............ 135 26,324 12.9
Old Dominion Freight Line, Inc. 995 267,804 131.6
Omnicom Group, Inc. ....... 2,140 155,835 76.5
ONEOK, Inc. ............ 404 20,996 10.3
O'Reilly Automotive, Inc. .... 201 121,372 59.6
Owens Corning ........... 1,262 121,354 59.6
PepsiCo, Inc. ............ 3,158 495,648 243.5
Pinterest, Inc., Class A ...... 287 16,904 8.3
Pool Corp. .............. 226 107,987 53.0
Prudential Financial, Inc. .... 396 39,711 19.5
PTC, Inc. ............... 167 22,620 11.1
Qorvo, Inc. .............. 613 116,219 57.1
Qualcomm, Inc. .......... 2,029 303,944 149.3
Raymond James Financial, Inc. 169 21,882 10.7
Robert Half International, Inc. . 756 74,247 36.5
Ross Stores, Inc. ......... 455 55,824 27.4
Sealed Air Corp. .......... 502 28,488 14.0
Sempra Energy .......... 281 36,713 18.0
ServiceNow, Inc. .......... 160 94,062 46.2
Sherwin-Williams Co. (The) .. 675 196,445 96.5
Skyworks Solutions, Inc. .... 867 159,970 78.6
Starbucks Corp. .......... 2,682 325,675 160.0
Stellantis NV ............ 1,846 35,400 17.4
Synopsys, Inc. ........... 708 203,897 100.2
Target Corp. ............. 210 54,820 26.9
Texas Instruments, Inc. ..... 1,335 254,478 125.0
TJX Cos., Inc. (The) ....... 383 26,354 12.9
Tractor Supply Co. ........ 186 33,653 16.5
Trane Technologies plc ..... 615 125,220 61.5
Truist Financial Corp. ....... 684 37,230 18.3
Tyson Foods, Inc., Class A ... 672 48,021 23.6
UGI Corp. .............. 1,340 61,627 30.3
Ulta Beauty, Inc. .......... 203 68,167 33.5
United Parcel Service, Inc., Class
B .................. 481 92,044 45.2
Universal Health Services, Inc.,
Class B .............. 848 136,028 66.8
Vail Resorts, Inc. .......... 68 20,754 10.2
Veeva Systems, Inc., Class A . 559 185,985 91.4
VeriSign, Inc. ............ 435 94,121 46.2
Vertex Pharmaceuticals, Inc. .. 163 32,858 16.1
VMware, Inc., Class A ...... 556 85,479 42.0
Walmart, Inc. ............ 790 112,614 55.3
Waters Corp. ............ 239 93,165 45.8
West Pharmaceutical Services,
Inc. ................. 270 111,167 54.6
Whirlpool Corp. ........... 119 26,363 12.9
Workday, Inc., Class A ...... 277 64,929 31.9
XPO Logistics, Inc. ........ 409 56,724 27.9
Yum! Brands, Inc. ......... 640 84,090 41.3

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Zebra Technologies Corp., Class
A .................. 196 $ 108,286 53.2%
20,298,051
Total Reference Entity — Long ............ 37,609,613
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (82) (128,633) (63.2)
Australia
Afterpay Ltd. ............ (830) (58,998) (29.0)
APA Group .............. (4,122) (28,924) (14.2)
AusNet Services Ltd. ....... (32,697) (43,728) (21.5)
Australia & New Zealand Banking
Group Ltd. ............ (2,973) (60,526) (29.7)
Computershare Ltd. ........ (3,280) (37,712) (18.5)
Crown Resorts Ltd. ........ (17,421) (110,525) (54.3)
CSL Ltd. ............... (211) (44,920) (22.1)
Lendlease Corp. Ltd. ....... (1,850) (16,605) (8.2)
Magellan Financial Group Ltd. . (515) (18,581) (9.1)
National Australia Bank Ltd. .. (1,736) (33,105) (16.3)
Newcrest Mining Ltd. ....... (4,278) (82,683) (40.6)
Northern Star Resources Ltd. . (8,385) (62,478) (30.7)
Seek Ltd. ............... (5,562) (120,317) (59.1)
Sydney Airport ........... (25,832) (148,642) (73.0)
Transurban Group ......... (2,955) (31,169) (15.3)
Westpac Banking Corp. ..... (4,361) (78,334) (38.5)
WiseTech Global Ltd. ....... (2,616) (59,338) (29.1)
(1,036,585)
Belgium
Elia Group SA/NV ......... (394) (46,567) (22.9)
Bermuda
RenaissanceRe Holdings Ltd. . (226) (34,508) (17.0)
Brazil
Yara International ASA ...... (416) (21,926) (10.8)
Canada
Air Canada ............. (1,096) (21,945) (10.8)
Barrick Gold Corp. ........ (3,981) (86,666) (42.6)
BCE, Inc. ............... (2,449) (122,234) (60.0)
CAE, Inc. ............... (1,741) (53,126) (26.1)
Cameco Corp. ........... (2,492) (44,323) (21.8)
Canadian Natural Resources
Ltd. ................ (3,586) (118,336) (58.1)
Canadian Utilities Ltd., Class A (6,032) (176,715) (86.8)
Cenovus Energy, Inc. ....... (3,767) (31,432) (15.4)
Dollarama, Inc. ........... (567) (26,700) (13.1)
Fortis, Inc. .............. (4,374) (198,366) (97.4)
Inter Pipeline Ltd. ......... (1,266) (20,275) (10.0)
Ivanhoe Mines Ltd., Class A .. (3,337) (24,768) (12.2)
Keyera Corp. ............ (2,210) (59,165) (29.1)
Lightspeed POS, Inc. ....... (1,924) (164,749) (80.9)
Metro, Inc. .............. (895) (46,414) (22.8)
Pan American Silver Corp. ... (1,652) (46,385) (22.8)
Pembina Pipeline Corp. ..... (624) (20,627) (10.1)
Rogers Communications, Inc.,
Class B .............. (815) (41,599) (20.4)
(1,303,825)
Chile
Antofagasta plc ........... (2,527) (52,469) (25.8)
Shares Value
% of Basket
Value
China
Budweiser Brewing Co. APAC
Ltd. ................ (11,700) $ (32,653) (16.0) %
ESR Cayman Ltd. ......... (6,200) (21,792) (10.7)
Prosus NV .............. (1,391) (124,103) (61.0)
Wilmar International Ltd. .... (15,300) (48,999) (24.1)
(227,547)
Denmark
Ambu A/S, Class B ........ (1,177) (43,545) (21.4)
Danske Bank A/S ......... (1,575) (27,603) (13.6)
Orsted A/S .............. (160) (23,731) (11.7)
Vestas Wind Systems A/S ... (5,973) (220,252) (108.2)
(315,131)
Finland
Kone OYJ, Class B ........ (555) (45,969) (22.6)
France
Adevinta ASA ............ (1,183) (22,746) (11.2)
Aeroports de Paris ........ (360) (43,638) (21.4)
Air Liquide SA ........... (2,614) (454,597) (223.3)
Alstom SA .............. (2,071) (85,898) (42.2)
Bouygues SA ............ (975) (37,578) (18.5)
Danone SA ............. (375) (27,583) (13.6)
Dassault Aviation SA ....... (20) (23,813) (11.7)
Faurecia SE ............. (3,689) (164,649) (80.9)
Getlink SE .............. (3,939) (63,097) (31.0)
Kering SA .............. (66) (59,211) (29.1)
Remy Cointreau SA ........ (105) (23,066) (11.3)
Renault SA ............. (1,157) (43,944) (21.6)
Safran SA .............. (361) (47,246) (23.2)
Veolia Environnement SA .... (1,408) (46,179) (22.7)
Worldline SA ............ (299) (27,986) (13.8)
(1,171,231)
Germany
Brenntag SE ............ (217) (21,674) (10.6)
Commerzbank AG ......... (3,170) (20,415) (10.0)
Continental AG ........... (785) (106,638) (52.4)
Fresenius SE & Co. KGaA ... (452) (23,757) (11.7)
Knorr-Bremse AG ......... (528) (59,791) (29.4)
Muenchener
Rueckversicherungs-
Gesellschaft AG (Registered) (74) (19,967) (9.8)
Puma SE ............... (227) (27,846) (13.7)
Sartorius AG (Preference) ... (98) (59,281) (29.1)
Siemens Energy AG ....... (995) (27,069) (13.3)
Siemens Healthineers AG .... (1,298) (85,696) (42.1)
TeamViewer AG .......... (1,632) (54,870) (27.0)
Zalando SE ............. (626) (69,556) (34.2)
(576,560)
Hong Kong
Hong Kong Exchanges &
Clearing Ltd. .......... (500) (31,955) (15.7)
Jardine Matheson Holdings Ltd. (400) (23,798) (11.7)
Melco Resorts & Entertainment
Ltd., ADR ............ (5,672) (78,954) (38.8)
(134,707)
Ireland
Flutter Entertainment plc .... (313) (53,358) (26.2)
Kingspan Group plc ........ (235) (25,555) (12.6)
(78,913)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
Israel
Teva Pharmaceutical Industries
Ltd., ADR ............ (7,707) $ (74,373) (36.5) %
Italy
DiaSorin SpA ............ (119) (24,152) (11.9)
Ferrari NV .............. (302) (65,817) (32.3)
Infrastrutture Wireless Italiane
SpA ................ (4,560) (51,511) (25.3)
Moncler SpA ............ (670) (46,017) (22.6)
(187,497)
Japan
Aeon Co. Ltd. ............ (2,000) (54,730) (26.9)
Asahi Group Holdings Ltd. ... (600) (26,997) (13.3)
Bandai Namco Holdings, Inc. . (700) (45,293) (22.3)
Canon, Inc. ............. (800) (18,422) (9.1)
Casio Computer Co. Ltd. .... (1,800) (29,338) (14.4)
Central Japan Railway Co. ... (300) (43,639) (21.4)
Chiba Bank Ltd. (The) ...... (4,800) (27,306) (13.4)
Cosmos Pharmaceutical Corp. (400) (67,901) (33.4)
CyberAgent, Inc. .......... (2,600) (46,796) (23.0)
Daifuku Co. Ltd. .......... (500) (44,805) (22.0)
Daiwa Securities Group, Inc. .. (32,900) (173,000) (85.0)
Dentsu Group, Inc. ........ (1,200) (41,705) (20.5)
Disco Corp. ............. (100) (28,556) (14.0)
East Japan Railway Co. ..... (1,600) (106,596) (52.4)
FANUC Corp. ............ (100) (22,397) (11.0)
Fast Retailing Co. Ltd. ...... (100) (67,820) (33.3)
Harmonic Drive Systems, Inc. . (300) (16,595) (8.2)
Hikari Tsushin, Inc. ........ (600) (103,878) (51.0)
Hitachi Construction Machinery
Co. Ltd. .............. (2,300) (64,988) (31.9)
Ibiden Co. Ltd. ........... (600) (31,785) (15.6)
Itochu Techno-Solutions Corp. . (700) (21,473) (10.6)
Japan Exchange Group, Inc. .. (1,700) (38,666) (19.0)
Japan Post Bank Co. Ltd. .... (3,500) (29,707) (14.6)
JFE Holdings, Inc. ......... (4,900) (59,583) (29.3)
Kakaku.com, Inc. ......... (1,300) (35,476) (17.4)
Keio Corp. .............. (1,000) (56,014) (27.5)
Kintetsu Group Holdings Co.
Ltd. ................ (1,400) (47,307) (23.2)
Kobayashi Pharmaceutical Co.
Ltd. ................ (300) (23,929) (11.8)
Kobe Bussan Co. Ltd. ...... (4,200) (141,416) (69.5)
Koei Tecmo Holdings Co. Ltd. . (1,950) (91,618) (45.0)
Kubota Corp. ............ (1,700) (35,549) (17.5)
Lasertec Corp. ........... (900) (168,959) (83.0)
Mercari, Inc. ............. (1,400) (73,277) (36.0)
Mitsubishi Corp. .......... (4,900) (137,439) (67.5)
Mitsubishi Heavy Industries Ltd. (2,100) (60,676) (29.8)
Miura Co. Ltd. ........... (600) (26,495) (13.0)
MonotaRO Co. Ltd. ........ (800) (18,402) (9.0)
MS&AD Insurance Group
Holdings, Inc. .......... (1,100) (34,002) (16.7)
Nexon Co. Ltd. ........... (1,000) (20,576) (10.1)
Nidec Corp. ............. (500) (56,122) (27.6)
Nintendo Co. Ltd. ......... (100) (51,410) (25.3)
Nippon Paint Holdings Co. Ltd. (8,600) (109,772) (53.9)
Nippon Sanso Holdings Corp. . (3,800) (84,117) (41.3)
Nissan Motor Co. Ltd. ...... (46,400) (269,298) (132.3)
NTT Data Corp. .......... (3,000) (46,469) (22.8)
Odakyu Electric Railway Co. Ltd. (3,700) (88,305) (43.4)
Oji Holdings Corp. ......... (5,400) (31,134) (15.3)
Oriental Land Co. Ltd. ...... (600) (82,200) (40.4)
PeptiDream, Inc. .......... (2,700) (111,434) (54.7)
Pigeon Corp. ............ (3,600) (103,656) (50.9)
Shares Value
% of Basket
Value
Japan (continued)
Rakuten Group, Inc. ....... (15,300) $ (168,362) (82.7) %
Ryohin Keikaku Co. Ltd. ..... (3,500) (71,002) (34.9)
SBI Holdings, Inc. ......... (4,700) (112,508) (55.3)
SCSK Corp. ............. (600) (36,162) (17.8)
Shimano, Inc. ............ (600) (153,587) (75.4)
Shin-Etsu Chemical Co. Ltd. .. (800) (130,503) (64.1)
Shiseido Co. Ltd. ......... (2,200) (147,039) (72.2)
SMC Corp. .............. (100) (59,447) (29.2)
SoftBank Corp. ........... (2,300) (30,041) (14.8)
SoftBank Group Corp. ...... (1,400) (88,040) (43.3)
Square Enix Holdings Co. Ltd. . (1,000) (51,887) (25.5)
SUMCO Corp. ........... (5,700) (131,831) (64.8)
Sumitomo Electric Industries
Ltd. ................ (4,800) (68,192) (33.5)
Takeda Pharmaceutical Co. Ltd. (10,700) (356,166) (175.0)
TIS, Inc. ............... (2,000) (51,872) (25.5)
Tobu Railway Co. Ltd. ...... (1,700) (44,207) (21.7)
Toho Co. Ltd. ............ (900) (39,181) (19.2)
Tokio Marine Holdings, Inc. ... (800) (38,129) (18.7)
Tokyo Century Corp. ....... (1,300) (71,543) (35.1)
Tokyo Electric Power Co.
Holdings, Inc. .......... (16,000) (42,643) (21.0)
Tokyu Corp. ............. (7,600) (101,861) (50.0)
Toyota Industries Corp. ..... (300) (25,165) (12.4)
Toyota Motor Corp. ........ (1,400) (125,686) (61.7)
Unicharm Corp. .......... (600) (24,082) (11.8)
West Japan Railway Co. .... (1,900) (103,232) (50.7)
(5,489,396)
Jordan
Hikma Pharmaceuticals plc ... (3,528) (129,730) (63.7)
Macau
Galaxy Entertainment Group
Ltd. ................ (12,000) (81,325) (39.9)
Sands China Ltd. ......... (19,600) (66,759) (32.8)
SJM Holdings Ltd. ......... (57,000) (51,409) (25.3)
(199,493)
Netherlands
ABN AMRO Bank NV, CVA ... (3,687) (42,978) (21.1)
Argenx SE .............. (381) (116,348) (57.2)
ASM International NV ...... (131) (46,493) (22.8)
ASML Holding NV ......... (66) (50,449) (24.8)
Heineken NV ............ (244) (28,414) (14.0)
(284,682)
New Zealand
Xero Ltd. ............... (825) (85,596) (42.0)
Norway
Mowi ASA .............. (3,046) (77,611) (38.1)
Russia
Evraz plc ............... (7,433) (63,507) (31.2)
Saudi Arabia
Delivery Hero SE ......... (344) (51,425) (25.3)
Singapore
Keppel Corp. Ltd. ......... (10,000) (40,428) (19.9)
Singapore Airlines Ltd. ...... (24,500) (91,851) (45.1)
Singapore Exchange Ltd. .... (4,900) (42,875) (21.1)
Venture Corp. Ltd. ......... (3,900) (54,705) (26.9)
(229,859)

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
Spain
Aena SME SA ........... (308) $ (49,048) (24.1) %
EDP Renovaveis SA ....... (1,049) (24,639) (12.1)
Grifols SA .............. (1,103) (28,051) (13.8)
(101,738)
Sweden
Atlas Copco AB, Class A .... (2,549) (172,631) (84.8)
Autoliv, Inc. ............. (304) (30,668) (15.1)
Embracer Group AB ....... (8,810) (228,016) (112.0)
Epiroc AB, Class A ........ (934) (21,757) (10.7)
Essity AB, Class B ........ (7,530) (246,365) (121.0)
Investment AB Latour, Class B (16,148) (631,096) (310.0)
Sandvik AB ............. (1,999) (52,127) (25.6)
Sinch AB ............... (1,390) (28,030) (13.8)
Svenska Cellulosa AB SCA,
Class B .............. (3,282) (61,046) (30.0)
Volvo AB, Class B ......... (1,527) (36,009) (17.7)
(1,507,745)
Switzerland
ABB Ltd. (Registered) ...... (12,892) (471,310) (231.5)
Alcon, Inc. .............. (1,676) (122,011) (59.9)
Banque Cantonale Vaudoise
(Registered) ........... (1,456) (129,980) (63.9)
Barry Callebaut AG (Registered) (119) (301,622) (148.2)
Credit Suisse Group AG
(Registered) ........... (6,923) (69,502) (34.1)
EMS-Chemie Holding AG
(Registered) ........... (22) (24,388) (12.0)
Lonza Group AG (Registered) . (61) (47,496) (23.3)
Partners Group Holding AG .. (29) (49,543) (24.3)
Schindler Holding AG ...... (130) (42,086) (20.7)
Vifor Pharma AG .......... (2,029) (283,759) (139.4)
(1,541,697)
Taiwan
Sea Ltd., ADR ........... (265) (73,182) (35.9)
United Kingdom
Admiral Group plc ......... (1,137) (53,710) (26.4)
AVEVA Group plc ......... (725) (39,558) (19.4)
Compass Group plc ........ (1,213) (25,631) (12.6)
GlaxoSmithKline plc ....... (1,330) (26,259) (12.9)
Halma plc .............. (2,985) (119,821) (58.8)
Informa plc .............. (3,510) (24,118) (11.8)
InterContinental Hotels Group
plc ................. (1,794) (118,482) (58.2)
Just Eat Takeaway.com NV ... (637) (56,566) (27.8)
Liberty Global plc, Class A ... (3,328) (89,357) (43.9)
Linde plc ............... (566) (173,983) (85.5)
London Stock Exchange Group
plc ................. (1,901) (198,220) (97.4)
Melrose Industries plc ...... (9,462) (21,027) (10.3)
National Grid plc .......... (1,920) (24,549) (12.1)
Ocado Group plc ......... (2,381) (61,352) (30.1)
Prudential plc ............ (2,396) (44,994) (22.1)
Reckitt Benckiser Group plc .. (1,077) (82,390) (40.5)
Rolls-Royce Holdings plc .... (14,372) (19,849) (9.7)
Tesco plc ............... (48,153) (155,891) (76.6)
Whitbread plc ............ (1,102) (46,577) (22.9)
(1,382,334)
United States
10X Genomics, Inc., Class A .. (371) (67,978) (33.4)
Abbott Laboratories ........ (1,496) (180,986) (88.9)
Activision Blizzard, Inc. ..... (1,141) (95,410) (46.9)
Air Products & Chemicals, Inc. (411) (119,613) (58.8)
Shares Value
% of Basket
Value
United States (continued)
Albemarle Corp. .......... (183) $ (37,705) (18.5) %
Alleghany Corp. .......... (168) (111,401) (54.7)
Altria Group, Inc. .......... (2,121) (101,893) (50.1)
Amcor plc .............. (7,371) (85,209) (41.9)
American Electric Power Co.,
Inc. ................. (3,144) (277,049) (136.1)
American Water Works Co., Inc. (534) (90,839) (44.6)
AMETEK, Inc. ........... (164) (22,804) (11.2)
Amphenol Corp., Class A .... (686) (49,728) (24.4)
Analog Devices, Inc. ....... (1,638) (274,234) (134.7)
Anthem, Inc. ............ (74) (28,417) (14.0)
Aon plc, Class A .......... (1,096) (284,993) (140.0)
Aptiv plc ............... (522) (87,096) (42.8)
Arthur J Gallagher & Co. .... (142) (19,782) (9.7)
Atmos Energy Corp. ....... (996) (98,196) (48.2)
Automatic Data Processing, Inc. (218) (45,699) (22.4)
Avalara, Inc. ............. (2,167) (362,257) (177.9)
Baker Hughes Co. ......... (7,838) (166,479) (81.8)
Ball Corp. .............. (474) (38,337) (18.8)
Bausch Health Cos., Inc. .... (12,666) (370,559) (182.0)
Baxter International, Inc. .... (2,906) (224,779) (110.4)
Becton Dickinson and Co. ... (741) (189,511) (93.1)
BioMarin Pharmaceutical, Inc. . (948) (72,740) (35.7)
Bio-Rad Laboratories, Inc., Class
A .................. (367) (271,400) (133.3)
Bio-Techne Corp. ......... (246) (118,631) (58.3)
Black Knight, Inc. ......... (1,724) (142,764) (70.1)
Boeing Co. (The) ......... (220) (49,826) (24.5)
Booking Holdings, Inc. ...... (11) (23,961) (11.8)
BorgWarner, Inc. .......... (718) (35,168) (17.3)
Bristol-Myers Squibb Co. .... (358) (24,297) (11.9)
Broadcom, Inc. ........... (331) (160,667) (78.9)
Brookfield Renewable Corp. .. (1,056) (44,810) (22.0)
Burlington Stores, Inc. ...... (156) (52,229) (25.7)
Cable One, Inc. .......... (15) (28,320) (13.9)
Campbell Soup Co. ........ (608) (26,582) (13.1)
Carnival Corp. ........... (7,627) (165,125) (81.1)
Catalent, Inc. ............ (1,133) (135,745) (66.7)
Caterpillar, Inc. ........... (16) (3,308) (1.6)
Celanese Corp. .......... (139) (21,652) (10.6)
CenterPoint Energy, Inc. .... (1,197) (30,476) (15.0)
Ceridian HCM Holding, Inc. .. (1,934) (190,306) (93.5)
Charles River Laboratories
International, Inc. ....... (781) (317,805) (156.1)
Charter Communications, Inc.,
Class A .............. (218) (162,203) (79.7)
Church & Dwight Co., Inc. ... (2,334) (202,078) (99.3)
Cisco Systems, Inc. ........ (376) (20,819) (10.2)
Clorox Co. (The) .......... (279) (50,468) (24.8)
Cloudflare, Inc., Class A ..... (413) (48,994) (24.1)
CME Group, Inc. .......... (243) (51,548) (25.3)
CMS Energy Corp. ........ (1,155) (71,367) (35.1)
Consolidated Edison, Inc. .... (839) (61,893) (30.4)
CoStar Group, Inc. ........ (2,370) (210,575) (103.4)
Coupa Software, Inc. ....... (1,069) (231,973) (113.9)
CyberArk Software Ltd. ..... (1,475) (209,494) (102.9)
Danaher Corp. ........... (2,876) (855,581) (420.3)
Datadog, Inc., Class A ...... (594) (65,756) (32.3)
Delta Air Lines, Inc. ........ (597) (23,820) (11.7)
Discovery, Inc., Class A ..... (920) (26,689) (13.1)
DR Horton, Inc. ........... (301) (28,724) (14.1)
DraftKings, Inc., Class A ..... (1,364) (66,154) (32.5)
Dynatrace, Inc. ........... (1,459) (93,186) (45.8)
Edison International ........ (874) (47,633) (23.4)
Elanco Animal Health, Inc. ... (1,605) (58,534) (28.8)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Enphase Energy, Inc. ....... (161) $ (30,526) (15.0) %
Erie Indemnity Co., Class A .. (301) (55,652) (27.3)
Estee Lauder Cos., Inc. (The),
Class A .............. (157) (52,411) (25.7)
Exact Sciences Corp. ...... (843) (90,909) (44.7)
FactSet Research Systems, Inc. (124) (44,303) (21.8)
Fidelity National Information
Services, Inc. .......... (1,278) (190,486) (93.6)
FirstEnergy Corp. ......... (4,833) (185,201) (91.0)
Fiserv, Inc. .............. (712) (81,958) (40.3)
FleetCor Technologies, Inc. ... (319) (82,372) (40.5)
Ford Motor Co. ........... (1,692) (23,603) (11.6)
Freeport-McMoRan, Inc. .... (1,752) (66,751) (32.8)
Generac Holdings, Inc. ..... (149) (62,485) (30.7)
General Electric Co. ....... (12,012) (155,555) (76.4)
General Mills, Inc. ......... (2,965) (174,520) (85.7)
General Motors Co. ........ (495) (28,136) (13.8)
Global Payments, Inc. ...... (615) (118,947) (58.4)
Globe Life, Inc. ........... (682) (63,501) (31.2)
Hasbro, Inc. ............. (470) (46,737) (23.0)
HEICO Corp. ............ (239) (32,325) (15.9)
Hess Corp. ............. (931) (71,166) (35.0)
Hilton Worldwide Holdings, Inc. (876) (115,150) (56.6)
Honeywell International, Inc. .. (258) (60,318) (29.6)
Hormel Foods Corp. ....... (2,148) (99,624) (48.9)
Howmet Aerospace, Inc. .... (1,953) (64,097) (31.5)
Huntington Ingalls Industries,
Inc. ................. (211) (43,282) (21.3)
IAC/InterActiveCorp ........ (775) (106,400) (52.3)
Ingersoll Rand, Inc. ........ (1,042) (50,923) (25.0)
International Business Machines
Corp. ............... (361) (50,887) (25.0)
IPG Photonics Corp. ....... (119) (25,961) (12.8)
Jack Henry & Associates, Inc. . (311) (54,142) (26.6)
JPMorgan Chase & Co. ..... (668) (101,389) (49.8)
Kansas City Southern ...... (29) (7,766) (3.8)
Kellogg Co. ............. (1,345) (85,219) (41.9)
Kimberly-Clark Corp. ....... (1,119) (151,871) (74.6)
Lamb Weston Holdings, Inc. .. (1,240) (82,795) (40.7)
Las Vegas Sands Corp. ..... (4,111) (174,101) (85.5)
Liberty Broadband Corp., Class
C .................. (2,092) (371,309) (182.4)
Liberty Media Corp-Liberty
SiriusXM ............. (720) (33,617) (16.5)
Lincoln National Corp. ...... (324) (19,965) (9.8)
Live Nation Entertainment, Inc. (345) (27,217) (13.4)
Lumen Technologies, Inc. .... (5,774) (72,002) (35.4)
MarketAxess Holdings, Inc. .. (147) (69,850) (34.3)
Marriott International, Inc., Class
A .................. (204) (29,780) (14.6)
Marsh & McLennan Cos., Inc. . (1,114) (164,003) (80.6)
Match Group, Inc. ......... (103) (16,405) (8.1)
Medtronic plc ............ (2,182) (286,518) (140.7)
MGM Resorts International ... (879) (32,989) (16.2)
Microchip Technology, Inc. ... (519) (74,279) (36.5)
Micron Technology, Inc. ..... (1,393) (108,069) (53.1)
MSCI, Inc. .............. (126) (75,091) (36.9)
Netflix, Inc. .............. (335) (173,386) (85.2)
Neurocrine Biosciences, Inc. .. (317) (29,548) (14.5)
NextEra Energy, Inc. ....... (1,812) (141,155) (69.3)
NiSource, Inc. ........... (2,346) (58,110) (28.5)
NortonLifeLock, Inc. ....... (960) (23,827) (11.7)
Novocure Ltd. ............ (108) (16,633) (8.2)
Nucor Corp. ............. (808) (84,048) (41.3)
ON Semiconductor Corp. .... (1,237) (48,317) (23.7)
Shares Value
% of Basket
Value
United States (continued)
Oracle Corp. ............ (3,745) $ (326,339) (160.3) %
Packaging Corp. of America .. (634) (89,711) (44.1)
Palo Alto Networks, Inc. ..... (107) (42,698) (21.0)
Paycom Software, Inc. ...... (47) (18,800) (9.2)
PayPal Holdings, Inc. ...... (965) (265,886) (130.6)
Peloton Interactive, Inc., Class A (961) (113,446) (55.7)
PerkinElmer, Inc. ......... (1,231) (224,325) (110.2)
Pfizer, Inc. .............. (1,009) (43,195) (21.2)
PG&E Corp. ............. (2,205) (19,382) (9.5)
Phillips 66 .............. (680) (49,932) (24.5)
Plug Power, Inc. .......... (2,257) (61,571) (30.2)
PNC Financial Services Group,
Inc. (The) ............ (177) (32,287) (15.9)
PPG Industries, Inc. ....... (742) (121,332) (59.6)
Public Service Enterprise Group,
Inc. ................. (439) (27,319) (13.4)
Reinsurance Group of America,
Inc. ................. (347) (38,232) (18.8)
Republic Services, Inc. ..... (1,366) (161,680) (79.4)
RingCentral, Inc., Class A .... (367) (98,088) (48.2)
Rollins, Inc. ............. (1,070) (41,013) (20.1)
Royal Caribbean Cruises Ltd. . (252) (19,371) (9.5)
S&P Global, Inc. .......... (209) (89,602) (44.0)
salesforce.com, Inc. ....... (1,466) (354,669) (174.2)
Schlumberger NV ......... (13,220) (381,133) (187.2)
Schneider Electric SE ...... (2,192) (367,135) (180.3)
Seagen, Inc. ............ (530) (81,297) (39.9)
SEI Investments Co. ....... (629) (38,243) (18.8)
Snap, Inc., Class A ........ (843) (62,736) (30.8)
SolarEdge Technologies, Inc. . (375) (97,305) (47.8)
Southwest Airlines Co. ...... (1,167) (58,957) (29.0)
SS&C Technologies Holdings,
Inc. ................. (1,693) (132,714) (65.2)
Sunrun, Inc. ............. (2,077) (110,019) (54.0)
Take-Two Interactive Software,
Inc. ................. (274) (47,517) (23.3)
TE Connectivity Ltd. ....... (2,008) (296,120) (145.5)
Teladoc Health, Inc. ........ (791) (117,424) (57.7)
Teledyne Technologies, Inc. .. (225) (101,873) (50.0)
Teleflex, Inc. ............. (61) (24,243) (11.9)
Thermo Fisher Scientific, Inc. . (621) (335,346) (164.7)
T-Mobile US, Inc. ......... (4,162) (599,411) (294.4)
Trade Desk, Inc. (The), Class A (635) (52,013) (25.5)
Tradeweb Markets, Inc., Class A (921) (79,878) (39.2)
TransUnion ............. (1,161) (139,390) (68.5)
Twilio, Inc., Class A ........ (644) (240,592) (118.2)
Twitter, Inc. ............. (866) (60,404) (29.7)
Tyler Technologies, Inc. ..... (266) (131,042) (64.4)
Union Pacific Corp. ........ (212) (46,377) (22.8)
Valero Energy Corp. ....... (1,209) (80,967) (39.8)
Verisk Analytics, Inc. ....... (763) (144,924) (71.2)
Viatris, Inc. .............. (18,600) (261,702) (128.6)
Visa, Inc., Class A ......... (2,124) (523,332) (257.1)
Vistra Corp. ............. (3,020) (57,833) (28.4)
Waste Management, Inc. .... (2,593) (384,438) (188.8)
Wells Fargo & Co. ......... (2,911) (133,731) (65.7)
Western Digital Corp. ....... (310) (20,128) (9.9)
Westinghouse Air Brake
Technologies Corp. ...... (1,868) (158,537) (77.9)
Williams Cos., Inc. (The) .... (1,193) (29,885) (14.7)
Wynn Resorts Ltd. ........ (222) (21,829) (10.7)
Xcel Energy, Inc. .......... (1,202) (82,037) (40.3)
Zendesk, Inc. ............ (474) (61,871) (30.4)
Zoom Video Communications,
Inc., Class A ........... (134) (50,665) (24.9)

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Zscaler, Inc. ............. (213) $ (50,249) (24.7) %
(20,724,017)
Zambia
First Quantum Minerals Ltd. .. (1,288) (27,585) (13.5)
Total Reference Entity — Short ............ (37,406,038)
Net Value of Reference Entity — Goldman Sachs
International ......................... $ 203,575
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of July 31, 2021, expiration date 02/08/23:
Reference Entity — Long
Brazil
Wheaton Precious Metals Corp. 3,930 181,537 227.0
Canada
Alimentation Couche-Tard, Inc.,
Class B .............. 2,439 98,315 123.0
AltaGas Ltd. ............. 4,932 104,404 130.6
Atco Ltd., Class I ......... 3,377 122,022 152.6
B2Gold Corp. ............ 49,835 208,911 261.3
Bank of Montreal ......... 1,594 157,829 197.4
Bank of Nova Scotia (The) ... 317 19,786 24.7
Canadian Apartment Properties
REIT ................ 2,365 118,193 147.8
Canadian Imperial Bank of
Commerce ........... 1,796 208,838 261.2
Canadian Tire Corp. Ltd., Class
A .................. 1,326 204,002 255.1
CCL Industries, Inc., Class B .. 2,075 119,001 148.8
CGI, Inc. ............... 730 66,406 83.0
Constellation Software, Inc. .. 159 254,689 318.5
Empire Co. Ltd., Class A .... 5,748 188,759 236.1
Fairfax Financial Holdings Ltd. 202 85,091 106.4
George Weston Ltd. ....... 4,215 437,109 546.7
Gildan Activewear, Inc. ...... 3,836 132,243 165.4
Hydro One Ltd. ........... 9,287 229,272 286.7
iA Financial Corp., Inc. ...... 1,156 63,952 80.0
Kinross Gold Corp. ........ 19,810 129,727 162.2
Manulife Financial Corp. ..... 1,352 26,138 32.7
National Bank of Canada .... 2,245 171,830 214.9
Nutrien Ltd. ............. 923 54,880 68.6
Onex Corp. ............. 1,405 107,098 133.9
Open Text Corp. .......... 5,674 294,706 368.6
Parkland Corp. ........... 3,072 97,779 122.3
Power Corp. of Canada ..... 3,133 99,997 125.1
Quebecor, Inc., Class B ..... 8,386 219,396 274.4
Ritchie Bros Auctioneers, Inc. . 767 45,789 57.3
Royal Bank of Canada ...... 2,158 218,256 273.0
Sun Life Financial, Inc. ...... 2,801 145,887 182.5
Thomson Reuters Corp. ..... 906 96,003 120.1
Toromont Industries Ltd. ..... 490 41,408 51.8
WSP Global, Inc. ......... 322 38,221 47.8
4,605,937
South Korea
HDC Holdings Co. Ltd. ...... 1 11 0.0
United States
Fortive Corp. ............ 1 73 0.1
Total Reference Entity — Long ............ 4,787,558
Shares Value
% of Basket
Value
Reference Entity — Short
Canada
Agnico Eagle Mines Ltd. ..... (296) $ (19,149) (24.0) %
Air Canada ............. (3,965) (79,389) (99.3)
Algonquin Power & Utilities
Corp. ............... (5,576) (88,851) (111.1)
Barrick Gold Corp. ........ (12,132) (264,111) (330.3)
Brookfield Asset Management,
Inc., Class A ........... (6,843) (369,410) (462.0)
Cameco Corp. ........... (6,897) (122,671) (153.4)
Canadian Natural Resources
Ltd. ................ (1,738) (57,353) (71.7)
Canadian Utilities Ltd., Class A (3,632) (106,404) (133.1)
Cenovus Energy, Inc. ....... (3,733) (31,148) (39.0)
Dollarama, Inc. ........... (4,938) (232,532) (290.8)
Emera, Inc. ............. (9,974) (465,203) (581.8)
Enbridge, Inc. ............ (572) (22,548) (28.2)
FirstService Corp. ......... (350) (65,192) (81.5)
Fortis, Inc. .............. (6,331) (287,118) (359.1)
Franco-Nevada Corp. ...... (311) (49,744) (62.2)
GFL Environmental, Inc. ..... (16,040) (558,752) (698.8)
Ivanhoe Mines Ltd., Class A .. (9,312) (69,116) (86.4)
Kirkland Lake Gold Ltd. ..... (5,649) (241,563) (302.1)
Lightspeed POS, Inc. ....... (463) (39,646) (49.6)
Northland Power, Inc. ...... (3,976) (139,523) (174.5)
Nuvei Corp. ............. (388) (31,874) (39.9)
Pan American Silver Corp. ... (9,456) (265,505) (332.1)
Restaurant Brands International,
Inc. ................. (2,532) (172,751) (216.1)
Saputo, Inc. ............. (4,301) (124,107) (155.2)
Shopify, Inc., Class A ....... (98) (147,126) (184.0)
TC Energy Corp. .......... (10,861) (529,469) (662.2)
(4,580,255)
Chile
Lundin Mining Corp. ....... (2,171) (19,785) (24.7)
United States
Brookfield Renewable Corp. .. (1,059) (44,937) (56.2)
Lennar Corp., Class B ...... (1) (87) (0.1)
(45,024)
Zambia
First Quantum Minerals Ltd. .. (2,920) (62,538) (78.2)
Total Reference Entity — Short ............ (4,707,602)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 79,956
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of July 31, 2021, expiration date 02/15/23:
Reference Entity — Long
Australia
AGL Energy Ltd. .......... 21,192 112,225 53.1
Aristocrat Leisure Ltd. ...... 160 4,903 2.3
BHP Group Ltd. .......... 1,958 76,908 36.4
BHP Group plc ........... 3,392 109,821 51.9
Brambles Ltd. ............ 2,984 25,548 12.1
Cochlear Ltd. ............ 1,545 279,520 132.1
South32 Ltd. ............ 11,848 25,962 12.3
Telstra Corp. Ltd. ......... 7,816 21,771 10.3
656,658

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
Austria
Mondi plc ............... 3,514 $ 97,421 46.1%
Raiffeisen Bank International AG 1,200 28,374 13.4
voestalpine AG ........... 911 40,189 19.0
165,984
Belgium
Ageas SA/NV ............ 383 20,224 9.6
Etablissements Franz Colruyt
NV ................. 175 9,950 4.7
Groupe Bruxelles Lambert SA . 188 21,874 10.3
52,048
Brazil
Wheaton Precious Metals Corp. 454 20,971 9.9
Canada
Atco Ltd., Class I ......... 1,250 45,167 21.4
Bank of Nova Scotia (The) ... 1,530 95,496 45.2
Canadian Imperial Bank of
Commerce ........... 601 69,884 33.0
Canadian Tire Corp. Ltd., Class
A .................. 388 59,693 28.2
Constellation Software, Inc. .. 311 498,166 235.5
Fairfax Financial Holdings Ltd. 59 24,853 11.8
George Weston Ltd. ....... 453 46,978 22.2
Gildan Activewear, Inc. ...... 1,841 63,467 30.0
Hydro One Ltd. ........... 19,903 491,353 232.3
Intact Financial Corp. ....... 949 129,312 61.1
Nutrien Ltd. ............. 701 41,680 19.7
Royal Bank of Canada ...... 1,578 159,596 75.5
Teck Resources Ltd., Class B . 1,964 44,834 21.2
Thomson Reuters Corp. ..... 611 64,744 30.6
West Fraser Timber Co. Ltd. .. 133 9,540 4.5
1,844,763
Denmark
Carlsberg AS, Class B ...... 114 21,066 10.0
Coloplast A/S, Class B ...... 1,604 293,313 138.7
Genmab A/S ............ 607 274,351 129.7
GN Store Nord A/S ........ 263 23,048 10.9
Novo Nordisk A/S, Class B ... 7,677 710,670 336.0
Novozymes A/S, Class B .... 477 37,475 17.7
1,359,923
Finland
Kesko OYJ, Class B ....... 3,453 148,002 70.0
Neste OYJ .............. 1,310 80,527 38.1
Nordea Bank Abp ......... 7,882 92,302 43.6
Stora Enso OYJ, Class R .... 4,786 94,771 44.8
415,602
France
Arkema SA ............. 162 20,620 9.7
BNP Paribas SA .......... 601 36,648 17.3
Cie de Saint-Gobain ....... 3,565 254,820 120.5
Dassault Systemes SE ..... 3,315 182,863 86.4
Engie SA ............... 2,018 26,911 12.7
Eurazeo SE ............. 617 59,764 28.3
Hermes International ....... 22 33,633 15.9
Ipsen SA ............... 671 71,703 33.9
La Francaise des Jeux SAEM . 901 48,169 22.8
Orange SA .............. 7,499 83,457 39.5
Pernod Ricard SA ......... 537 118,520 56.0
Publicis Groupe SA ........ 767 48,421 22.9
SEB SA ................ 126 20,936 9.9
Teleperformance .......... 128 53,990 25.5
Thales SA .............. 609 63,918 30.2
Shares Value
% of Basket
Value
France (continued)
Vivendi SE .............. 2,591 $ 87,541 41.4%
1,211,914
Germany
BASF SE ............... 358 28,131 13.3
Deutsche Boerse AG ....... 124 20,691 9.8
Deutsche Post AG (Registered) 10,203 691,470 326.9
Evonik Industries AG ....... 768 26,704 12.6
HeidelbergCement AG ...... 233 20,648 9.8
LEG Immobilien SE ........ 272 42,989 20.3
SAP SE ................ 162 23,249 11.0
Scout24 AG ............. 489 41,875 19.8
Siemens AG (Registered) .... 209 32,611 15.4
Symrise AG ............. 961 141,699 67.0
Vonovia SE ............. 946 62,984 29.8
1,133,051
Ireland
CRH plc ............... 796 39,784 18.8
Smurfit Kappa Group plc .... 240 13,539 6.4
53,323
Israel
Bank Hapoalim BM ........ 3,226 25,672 12.2
Israel Discount Bank Ltd., Class
A .................. 10,213 47,843 22.6
73,515
Italy
Assicurazioni Generali SpA ... 812 16,190 7.6
Enel SpA ............... 25,749 237,291 112.2
Terna SpA .............. 820 6,508 3.1
259,989
Japan
AGC, Inc. .............. 5,400 230,921 109.2
Aisin Corp. .............. 100 4,048 1.9
Ajinomoto Co., Inc. ........ 2,000 50,954 24.1
Asahi Kasei Corp. ......... 10,400 113,411 53.6
Astellas Pharma, Inc. ....... 3,100 49,375 23.3
Brother Industries Ltd. ...... 100 2,035 1.0
Daito Trust Construction Co. Ltd. 900 105,741 50.0
ENEOS Holdings, Inc. ...... 48,700 204,569 96.7
FUJIFILM Holdings Corp. .... 1,300 93,292 44.1
Fujitsu Ltd. .............. 2,200 374,287 177.0
Hitachi Ltd. ............. 600 34,512 16.3
Honda Motor Co. Ltd. ...... 11,800 378,991 179.2
Hoshizaki Corp. .......... 1,500 125,959 59.6
Iida Group Holdings Co. Ltd. .. 800 19,305 9.1
Isuzu Motors Ltd. ......... 3,700 49,357 23.3
JSR Corp. .............. 2,300 77,096 36.4
Kajima Corp. ............ 12,600 162,197 76.7
KDDI Corp. ............. 1,700 51,992 24.6
Kikkoman Corp. .......... 400 24,495 11.6
Kyocera Corp. ........... 700 43,254 20.4
Marubeni Corp. ........... 1,700 14,469 6.8
Mitsubishi Electric Corp. ..... 14,700 199,439 94.3
Mitsubishi Gas Chemical Co.,
Inc. ................. 1,900 39,579 18.7
Mitsubishi UFJ Financial Group,
Inc. ................. 29,900 157,952 74.7
Mitsui & Co. Ltd. .......... 1,000 22,952 10.9
Mitsui Chemicals, Inc. ...... 1,400 44,644 21.1
Mitsui Fudosan Co. Ltd. ..... 2,800 65,484 31.0
NGK Insulators Ltd. ........ 1,300 20,819 9.8
Nippon Express Co. Ltd. .... 1,000 73,050 34.5

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
Japan (continued)
Nippon Telegraph & Telephone
Corp. ............... 5,100 $ 130,601 61.7%
Nisshin Seifun Group, Inc. ... 1,400 22,572 10.7
Nitto Denko Corp. ......... 8,000 594,387 281.0
Nomura Research Institute Ltd. 1,200 38,616 18.3
NSK Ltd. ............... 1,000 8,253 3.9
Osaka Gas Co. Ltd. ........ 19,400 362,445 171.4
Panasonic Corp. .......... 19,500 235,464 111.3
Pola Orbis Holdings, Inc. .... 300 7,171 3.4
Recruit Holdings Co. Ltd. .... 1,500 77,746 36.8
Seiko Epson Corp. ........ 1,800 30,971 14.6
Subaru Corp. ............ 4,700 92,341 43.7
Sumitomo Chemical Co. Ltd. .. 18,500 96,302 45.5
Sumitomo Mitsui Financial
Group, Inc. ........... 4,800 161,804 76.5
Suzuki Motor Corp. ........ 500 20,343 9.6
Sysmex Corp. ........... 700 83,293 39.4
Taisei Corp. ............. 2,000 67,403 31.9
TDK Corp. .............. 1,800 205,380 97.1
Terumo Corp. ............ 2,100 81,503 38.5
Tokyo Gas Co. Ltd. ........ 2,500 47,322 22.4
TOPPAN, Inc. ............ 1,600 27,141 12.8
Toray Industries, Inc. ....... 7,100 46,748 22.1
Yamaha Motor Co. Ltd. ..... 7,400 185,301 87.6
Yamato Holdings Co. Ltd. .... 800 23,056 10.9
5,480,342
Netherlands
Adyen NV .............. 21 56,911 26.9
Koninklijke DSM NV ....... 180 36,285 17.2
Koninklijke KPN NV ........ 11,224 36,830 17.4
Koninklijke Philips NV ...... 1,239 57,130 27.0
NN Group NV ............ 800 39,773 18.8
Randstad NV ............ 5,765 418,255 197.7
645,184
Norway
Equinor ASA ............ 1,426 27,777 13.1
Portugal
Galp Energia SGPS SA ..... 11,654 113,647 53.7
Russia
Coca-Cola HBC AG ........ 699 26,396 12.5
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 3,893 24,921 11.8
Banco Santander SA ....... 5,082 18,616 8.8
Iberdrola SA ............. 14,920 102,345 48.4
Repsol SA .............. 17,073 186,999 88.4
332,881
Sweden
Assa Abloy AB, Class B ..... 1,518 48,692 23.0
Husqvarna AB, Class B ..... 2,052 28,715 13.6
Investor AB, Class B ....... 10,458 258,987 122.4
Lundin Energy AB ......... 5,762 179,627 84.9
Telefonaktiebolaget LM Ericsson,
Class B .............. 2,246 25,906 12.3
Telia Co. AB ............. 13,376 58,671 27.7
600,598
Switzerland
Adecco Group AG (Registered) 2,119 126,899 60.0
Baloise Holding AG (Registered) 304 47,932 22.7
Geberit AG (Registered) ..... 110 90,319 42.7
Shares Value
% of Basket
Value
Switzerland (continued)
Julius Baer Group Ltd. ...... 1,397 $ 92,205 43.6%
Kuehne + Nagel International AG
(Registered) ........... 126 42,504 20.1
Nestle SA (Registered) ..... 1,148 145,371 68.7
Novartis AG (Registered) .... 1,229 113,656 53.7
Roche Holding AG ........ 388 149,889 70.9
Sonova Holding AG (Registered) 494 193,962 91.7
STMicroelectronics NV ..... 610 25,104 11.9
Straumann Holding AG
(Registered) ........... 49 90,847 42.9
UBS Group AG (Registered) .. 15,191 250,284 118.3
1,368,972
United Kingdom
3i Group plc ............. 6,300 111,971 52.9
Ashtead Group plc ........ 624 46,694 22.1
Aviva plc ............... 3,929 21,101 10.0
BAE Systems plc ......... 9,158 73,425 34.7
BP plc ................. 37,663 151,180 71.5
Bunzl plc ............... 3,047 112,883 53.4
Experian plc ............. 2,495 109,844 51.9
Imperial Brands plc ........ 197 4,218 2.0
J Sainsbury plc ........... 11,386 44,836 21.2
JD Sports Fashion plc ...... 6,274 78,175 37.0
Legal & General Group plc ... 8,785 31,823 15.0
Pentair plc .............. 55 4,052 1.9
RELX plc ............... 1,075 31,599 14.9
WPP plc ............... 4,732 61,199 28.9
883,000
United States
3M Co. ................ 353 69,873 33.0
Accenture plc, Class A ...... 927 294,489 139.2
Adobe, Inc. ............. 336 208,868 98.7
Advanced Micro Devices, Inc. . 1,132 120,207 56.8
Agilent Technologies, Inc. .... 1,098 168,247 79.5
Align Technology, Inc. ...... 425 295,715 139.8
Allegion plc ............. 268 36,609 17.3
Ally Financial, Inc. ......... 1,434 73,650 34.8
Alphabet, Inc., Class A ...... 55 148,199 70.1
Amazon.com, Inc. ......... 51 169,707 80.2
AMERCO .............. 77 45,273 21.4
Ameriprise Financial, Inc. .... 602 155,051 73.3
Apple, Inc. .............. 131 19,108 9.0
Applied Materials, Inc. ...... 709 99,210 46.9
Arch Capital Group Ltd. ..... 557 21,723 10.3
Archer-Daniels-Midland Co. .. 4,448 265,635 125.6
Arista Networks, Inc. ....... 68 25,867 12.2
Autodesk, Inc. ........... 495 158,959 75.2
Avery Dennison Corp. ...... 1,672 352,257 166.5
Berkshire Hathaway, Inc., Class
B .................. 827 230,146 108.8
Best Buy Co., Inc. ......... 943 105,946 50.1
Booz Allen Hamilton Holding
Corp. ............... 591 50,714 24.0
Bunge Ltd. .............. 1,213 94,165 44.5
Cadence Design Systems, Inc. 1,504 222,066 105.0
Capital One Financial Corp. .. 196 31,693 15.0
CBRE Group, Inc., Class A ... 939 90,576 42.8
Cerner Corp. ............ 3,685 296,237 140.1
CH Robinson Worldwide, Inc. . 111 9,898 4.7
Cigna Corp. ............. 292 67,011 31.7
Cintas Corp. ............. 46 18,132 8.6
Citigroup, Inc. ............ 627 42,398 20.0
Citizens Financial Group, Inc. . 3,364 141,826 67.1

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Citrix Systems, Inc. ........ 623 $ 62,767 29.7%
Coca-Cola Co. (The) ....... 603 34,389 16.3
Cognex Corp. ............ 1,447 130,823 61.9
Copart, Inc. ............. 2,043 300,321 142.0
Corning, Inc. ............ 562 23,525 11.1
Costco Wholesale Corp. ..... 116 49,848 23.6
Crown Holdings, Inc. ....... 826 82,402 39.0
CSX Corp. .............. 1,156 37,362 17.7
Darden Restaurants, Inc. .... 1,290 188,185 89.0
Deere & Co. ............. 299 108,115 51.1
Dentsply Sirona, Inc. ....... 330 21,793 10.3
DexCom, Inc. ............ 90 46,396 21.9
Dover Corp. ............. 1,631 272,573 128.9
Dropbox, Inc., Class A ...... 752 23,680 11.2
DTE Energy Co. .......... 219 25,693 12.1
DuPont de Nemours, Inc. .... 1,369 102,743 48.6
Ecolab, Inc. ............. 457 100,919 47.7
Edwards Lifesciences Corp. .. 3,317 372,400 176.1
Electronic Arts, Inc. ........ 785 113,009 53.4
Emerson Electric Co. ....... 1,010 101,899 48.2
EOG Resources, Inc. ....... 33 2,404 1.1
Equifax, Inc. ............. 119 31,011 14.7
Equitable Holdings, Inc. ..... 1,439 44,422 21.0
Expeditors International of
Washington, Inc. ........ 1,285 164,801 77.9
Facebook, Inc., Class A ..... 62 22,091 10.4
Fair Isaac Corp. .......... 133 69,680 32.9
Fastenal Co. ............ 464 25,413 12.0
FedEx Corp. ............ 221 61,869 29.3
Fifth Third Bancorp ........ 1,694 61,475 29.1
FMC Corp. .............. 718 76,790 36.3
Fortinet, Inc. ............. 2 544 0.3
Fortune Brands Home & Security,
Inc. ................. 1,153 112,383 53.1
Gartner, Inc. ............. 76 20,119 9.5
Genuine Parts Co. ........ 1,127 143,039 67.6
GoDaddy, Inc., Class A ..... 245 20,543 9.7
Hershey Co. (The) ........ 376 67,259 31.8
Hewlett Packard Enterprise Co. 4,624 67,048 31.7
Hologic, Inc. ............. 270 20,261 9.6
HP, Inc. ................ 7,509 216,785 102.5
IDEXX Laboratories, Inc. .... 188 127,564 60.3
Illinois Tool Works, Inc. ...... 863 195,616 92.5
Illumina, Inc. ............ 108 53,541 25.3
Intel Corp. .............. 872 46,844 22.1
Interpublic Group of Cos., Inc.
(The) ............... 725 25,636 12.1
Intuit, Inc. .............. 450 238,487 112.8
Intuitive Surgical, Inc. ...... 46 45,607 21.6
Invesco Ltd. ............. 1,805 44,006 20.8
IQVIA Holdings, Inc. ....... 87 21,550 10.2
J M Smucker Co. (The) ..... 215 28,189 13.3
James Hardie Industries plc,
CDI ................ 1,342 45,277 21.4
Jazz Pharmaceuticals plc .... 414 70,181 33.2
JB Hunt Transport Services, Inc. 491 82,709 39.1
Johnson Controls International
plc ................. 2,282 162,980 77.1
KeyCorp ............... 2,195 43,154 20.4
Keysight Technologies, Inc. ... 283 46,568 22.0
KLA Corp. .............. 162 56,402 26.7
Knight-Swift Transportation
Holdings, Inc. .......... 2,224 110,511 52.2
Kroger Co. (The) .......... 885 36,020 17.0
Shares Value
% of Basket
Value
United States (continued)
Laboratory Corp. of America
Holdings ............. 440 $ 130,306 61.6%
Lam Research Corp. ....... 159 101,348 47.9
Lennox International, Inc. .... 331 109,041 51.6
LKQ Corp. .............. 2,097 106,423 50.3
Loews Corp. ............ 3,220 172,689 81.6
Lowe's Cos., Inc. ......... 424 81,701 38.6
Lululemon Athletica, Inc. .... 84 33,614 15.9
Masco Corp. ............ 932 55,650 26.3
Masimo Corp. ............ 284 77,359 36.6
Maxim Integrated Products, Inc. 512 51,154 24.2
McCormick & Co., Inc. (Non-
Voting) .............. 648 54,542 25.8
McDonald's Corp. ......... 683 165,771 78.4
MetLife, Inc. ............. 2,149 123,997 58.6
Mettler-Toledo International, Inc. 204 300,637 142.1
Microsoft Corp. ........... 489 139,321 65.9
Molina Healthcare, Inc. ..... 220 60,062 28.4
Molson Coors Beverage Co.,
Class B .............. 494 24,152 11.4
Mondelez International, Inc.,
Class A .............. 1,459 92,296 43.6
Monolithic Power Systems, Inc. 123 55,259 26.1
Monster Beverage Corp. .... 297 28,013 13.2
Moody's Corp. ........... 116 43,616 20.6
Morgan Stanley .......... 829 79,567 37.6
Mosaic Co. (The) ......... 169 5,278 2.5
Motorola Solutions, Inc. ..... 335 75,013 35.5
NetApp, Inc. ............. 483 38,442 18.2
Newell Brands, Inc. ........ 754 18,662 8.8
NIKE, Inc., Class B ........ 688 115,247 54.5
Nordson Corp. ........... 445 100,628 47.6
Northern Trust Corp. ....... 507 57,215 27.0
NVIDIA Corp. ............ 145 28,274 13.4
Old Dominion Freight Line, Inc. 82 22,070 10.4
Omnicom Group, Inc. ....... 2,817 205,134 97.0
Owens Corning ........... 1,871 179,915 85.1
Parker-Hannifin Corp. ...... 487 151,959 71.8
PepsiCo, Inc. ............ 760 119,282 56.4
Pinterest, Inc., Class A ...... 1,098 64,672 30.6
Principal Financial Group, Inc. . 528 32,805 15.5
PTC, Inc. ............... 431 58,379 27.6
Qorvo, Inc. .............. 126 23,888 11.3
Qualcomm, Inc. .......... 2,683 401,913 190.0
Raymond James Financial, Inc. 252 32,629 15.4
Regions Financial Corp. ..... 2,285 43,986 20.8
Robert Half International, Inc. . 2,502 245,721 116.2
Rockwell Automation, Inc. .... 698 214,579 101.4
Ross Stores, Inc. ......... 1,041 127,720 60.4
Sealed Air Corp. .......... 701 39,782 18.8
ServiceNow, Inc. .......... 120 70,547 33.4
Starbucks Corp. .......... 2,634 319,847 151.2
State Street Corp. ......... 1,410 122,867 58.1
Swiss Re AG ............ 216 19,583 9.3
Synopsys, Inc. ........... 1,581 455,312 215.3
Teradyne, Inc. ........... 103 13,081 6.2
Texas Instruments, Inc. ..... 712 135,721 64.2
TJX Cos., Inc. (The) ....... 1,056 72,663 34.4
Tractor Supply Co. ........ 652 117,966 55.8
Trane Technologies plc ..... 253 51,513 24.4
Travelers Cos., Inc. (The) .... 145 21,593 10.2
Trimble, Inc. ............. 1,592 136,116 64.4
Truist Financial Corp. ....... 53 2,885 1.4
Tyson Foods, Inc., Class A ... 1,778 127,056 60.1
Ulta Beauty, Inc. .......... 86 28,879 13.7

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
United States (continued)
United Rentals, Inc. ........ 578 $ 190,480 90.1%
Universal Health Services, Inc.,
Class B .............. 439 70,420 33.3
Vail Resorts, Inc. .......... 207 63,176 29.9
Veeva Systems, Inc., Class A . 135 44,916 21.2
Verizon Communications, Inc. . 550 30,679 14.5
Vertex Pharmaceuticals, Inc. .. 623 125,584 59.4
VMware, Inc., Class A ...... 196 30,133 14.2
Walmart, Inc. ............ 236 33,642 15.9
Waters Corp. ............ 116 45,218 21.4
West Pharmaceutical Services,
Inc. ................. 420 172,927 81.8
Western Union Co. (The) .... 3,441 79,866 37.8
Westrock Co. ............ 466 22,932 10.8
Whirlpool Corp. ........... 103 22,819 10.8
Workday, Inc., Class A ...... 256 60,006 28.4
WW Grainger, Inc. ......... 544 241,852 114.3
Yum! Brands, Inc. ......... 2,599 341,483 161.4
Zebra Technologies Corp., Class
A .................. 119 65,745 31.1
16,864,294
Total Reference Entity — Long ............ 33,590,832
Reference Entity — Short
Argentina
MercadoLibre, Inc. ........ (27) (42,355) (20.0)
Australia
Newcrest Mining Ltd. ....... (1,350) (26,092) (12.3)
Sydney Airport ........... (28,437) (163,632) (77.4)
Westpac Banking Corp. ..... (4,662) (83,741) (39.6)
(273,465)
Austria
Erste Group Bank AG ...... (2,112) (81,841) (38.7)
Belgium
Umicore SA ............. (1,499) (93,038) (44.0)
Bermuda
RenaissanceRe Holdings Ltd. . (1,176) (179,563) (84.9)
Brazil
Yara International ASA ...... (1,338) (70,521) (33.3)
Canada
Ballard Power Systems, Inc. .. (9,439) (152,828) (72.3)
Barrick Gold Corp. ........ (8,212) (178,774) (84.5)
BCE, Inc. ............... (2,586) (129,072) (61.0)
Canadian Natural Resources
Ltd. ................ (2,249) (74,216) (35.1)
Canadian Utilities Ltd., Class A (5,384) (157,731) (74.6)
Dollarama, Inc. ........... (2,621) (123,424) (58.4)
FirstService Corp. ......... (165) (30,733) (14.5)
Fortis, Inc. .............. (4,964) (225,123) (106.4)
GFL Environmental, Inc. ..... (1,701) (59,254) (28.0)
Ivanhoe Mines Ltd., Class A .. (25,919) (192,377) (90.9)
Kirkland Lake Gold Ltd. ..... (4,659) (199,229) (94.2)
Loblaw Cos. Ltd. .......... (439) (29,698) (14.0)
Metro, Inc. .............. (1,178) (61,091) (28.9)
Northland Power, Inc. ...... (4,744) (166,473) (78.7)
Pan American Silver Corp. ... (1,265) (35,518) (16.8)
Pembina Pipeline Corp. ..... (1,700) (56,194) (26.6)
Rogers Communications, Inc.,
Class B .............. (427) (21,795) (10.3)
Shares Value
% of Basket
Value
Canada (continued)
Toronto-Dominion Bank (The) . (2,920) $ (194,144) (91.8) %
(2,087,674)
Denmark
Chr Hansen Holding A/S .... (1,357) (122,046) (57.7)
Danske Bank A/S ......... (2,993) (52,455) (24.8)
Rockwool International A/S,
Class B .............. (58) (30,776) (14.6)
Vestas Wind Systems A/S ... (734) (27,066) (12.8)
(232,343)
Finland
Kone OYJ, Class B ........ (966) (80,011) (37.8)
France
Accor SA ............... (2,061) (72,939) (34.5)
Aeroports de Paris ........ (1,726) (209,220) (98.9)
Air Liquide SA ........... (735) (127,823) (60.4)
Airbus SE .............. (160) (21,947) (10.4)
Alstom SA .............. (2,056) (85,275) (40.3)
Atos SE ................ (1,508) (72,117) (34.1)
AXA SA ................ (5,696) (147,510) (69.7)
Bouygues SA ............ (3,437) (132,467) (62.6)
Dassault Aviation SA ....... (20) (23,813) (11.3)
Eiffage SA .............. (840) (85,634) (40.5)
Faurecia SE ............. (862) (38,473) (18.2)
Getlink SE .............. (4,434) (71,026) (33.6)
Orpea SA .............. (791) (100,447) (47.5)
Renault SA ............. (1,884) (71,556) (33.8)
Safran SA .............. (583) (76,300) (36.1)
Ubisoft Entertainment SA .... (405) (25,674) (12.1)
Worldline SA ............ (2,427) (227,167) (107.4)
(1,589,388)
Germany
adidas AG .............. (327) (118,686) (56.1)
Bayer AG (Registered) ...... (668) (39,799) (18.8)
Beiersdorf AG ............ (574) (68,176) (32.2)
Brenntag SE ............ (236) (23,572) (11.2)
Carl Zeiss Meditec AG ...... (279) (62,137) (29.4)
Commerzbank AG ......... (5,159) (33,224) (15.7)
Continental AG ........... (312) (42,384) (20.0)
Deutsche Telekom AG
(Registered) ........... (1,457) (30,239) (14.3)
Fresenius SE & Co. KGaA ... (1,281) (67,329) (31.8)
KION Group AG .......... (516) (54,796) (25.9)
Knorr-Bremse AG ......... (223) (25,252) (12.0)
Porsche Automobil Holding SE
(Preference) .......... (1,370) (148,277) (70.1)
Siemens Energy AG ....... (2,681) (72,936) (34.5)
Siemens Healthineers AG .... (2,611) (172,382) (81.5)
TeamViewer AG .......... (3,313) (111,388) (52.7)
Zalando SE ............. (371) (41,223) (19.5)
(1,111,800)
Hong Kong
Melco Resorts & Entertainment
Ltd., ADR ............ (4,555) (63,406) (30.0)
Ireland
Flutter Entertainment plc .... (228) (38,868) (18.4)
Italy
Davide Campari-Milano NV .. (4,090) (57,500) (27.2)
Infrastrutture Wireless Italiane
SpA ................ (2,742) (30,974) (14.6)
Moncler SpA ............ (339) (23,283) (11.0)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
Italy (continued)
Nexi SpA ............... (2,332) $ (49,964) (23.6) %
UniCredit SpA ........... (1,762) (21,076) (10.0)
(182,797)
Japan
Acom Co. Ltd. ........... (9,400) (38,582) (18.2)
Aeon Co. Ltd. ............ (4,000) (109,459) (51.8)
Asahi Group Holdings Ltd. ... (1,700) (76,491) (36.2)
Asahi Intecc Co. Ltd. ....... (2,400) (65,033) (30.7)
Bandai Namco Holdings, Inc. . (300) (19,411) (9.2)
Central Japan Railway Co. ... (300) (43,639) (20.6)
Daifuku Co. Ltd. .......... (500) (44,805) (21.2)
Daikin Industries Ltd. ....... (1,500) (313,249) (148.1)
East Japan Railway Co. ..... (2,800) (186,543) (88.2)
Eisai Co. Ltd. ............ (200) (16,451) (7.8)
FANUC Corp. ............ (300) (67,190) (31.8)
Hankyu Hanshin Holdings, Inc. (900) (26,614) (12.6)
Harmonic Drive Systems, Inc. . (700) (38,722) (18.3)
Hitachi Construction Machinery
Co. Ltd. .............. (300) (8,477) (4.0)
Kao Corp. .............. (400) (24,085) (11.4)
Keisei Electric Railway Co. Ltd. (700) (20,848) (9.9)
Kintetsu Group Holdings Co.
Ltd. ................ (4,800) (162,197) (76.7)
Kirin Holdings Co. Ltd. ...... (3,700) (67,676) (32.0)
Komatsu Ltd. ............ (7,400) (185,437) (87.7)
Konami Holdings Corp. ..... (500) (27,693) (13.1)
Kose Corp. ............. (100) (15,801) (7.5)
Kubota Corp. ............ (4,300) (89,919) (42.5)
Kyowa Kirin Co. Ltd. ....... (700) (22,786) (10.8)
Lion Corp. .............. (2,100) (36,349) (17.2)
Mitsubishi Heavy Industries Ltd. (3,400) (98,237) (46.4)
MonotaRO Co. Ltd. ........ (1,700) (39,105) (18.5)
Murata Manufacturing Co. Ltd. (900) (74,687) (35.3)
Nexon Co. Ltd. ........... (1,000) (20,576) (9.7)
Nidec Corp. ............. (1,800) (202,038) (95.5)
Nihon M&A Center, Inc. ..... (2,200) (61,268) (29.0)
Nippon Paint Holdings Co. Ltd. (3,000) (38,293) (18.1)
Nippon Sanso Holdings Corp. . (900) (19,922) (9.4)
Nissan Motor Co. Ltd. ...... (50,900) (295,416) (139.7)
Odakyu Electric Railway Co. Ltd. (2,500) (59,665) (28.2)
Omron Corp. ............ (800) (68,460) (32.4)
Oriental Land Co. Ltd. ...... (500) (68,500) (32.4)
Otsuka Corp. ............ (2,700) (140,294) (66.3)
Pigeon Corp. ............ (3,600) (103,656) (49.0)
Rakuten Group, Inc. ....... (3,500) (38,514) (18.2)
Renesas Electronics Corp. ... (2,500) (27,134) (12.8)
Rinnai Corp. ............. (300) (27,870) (13.2)
Shimano, Inc. ............ (400) (102,392) (48.4)
Shin-Etsu Chemical Co. Ltd. .. (300) (48,939) (23.1)
Shiseido Co. Ltd. ......... (3,300) (220,558) (104.3)
SoftBank Corp. ........... (1,700) (22,204) (10.5)
SoftBank Group Corp. ...... (1,800) (113,194) (53.5)
Sompo Holdings, Inc. ...... (1,700) (70,282) (33.2)
Square Enix Holdings Co. Ltd. . (600) (31,132) (14.7)
SUMCO Corp. ........... (5,900) (136,457) (64.5)
Sumitomo Corp. .......... (6,900) (93,770) (44.3)
Sumitomo Metal Mining Co. Ltd. (1,900) (77,002) (36.4)
Sumitomo Realty & Development
Co. Ltd. .............. (1,500) (48,890) (23.1)
Tobu Railway Co. Ltd. ...... (1,800) (46,807) (22.1)
Toho Co. Ltd. ............ (1,200) (52,241) (24.7)
Tokyo Electric Power Co.
Holdings, Inc. .......... (4,700) (12,526) (5.9)
Tokyu Corp. ............. (5,200) (69,694) (33.0)
Shares Value
% of Basket
Value
Japan (continued)
Toyota Industries Corp. ..... (400) $ (33,554) (15.9) %
Toyota Motor Corp. ........ (1,500) (134,663) (63.7)
West Japan Railway Co. .... (900) (48,899) (23.1)
Z Holdings Corp. .......... (11,300) (56,559) (26.7)
(4,510,855)
Jordan
Hikma Pharmaceuticals plc ... (3,768) (138,555) (65.5)
Luxembourg
ArcelorMittal SA .......... (1,752) (61,189) (28.9)
Netherlands
ABN AMRO Bank NV, CVA ... (8,228) (95,911) (45.3)
Aegon NV .............. (22,781) (96,992) (45.8)
Argenx SE .............. (198) (60,465) (28.6)
JDE Peet's NV ........... (564) (18,988) (9.0)
(272,356)
New Zealand
a2 Milk Co. Ltd. (The) ...... (5,319) (23,126) (10.9)
Ryman Healthcare Ltd. ..... (2,254) (20,703) (9.8)
(43,829)
Norway
DNB Bank ASA ........... (2,528) (51,806) (24.5)
Telenor ASA ............. (1,577) (27,380) (12.9)
(79,186)
Spain
Aena SME SA ........... (174) (27,709) (13.1)
Amadeus IT Group SA ...... (627) (41,119) (19.5)
Ferrovial SA ............. (5,776) (171,404) (81.0)
Grifols SA .............. (3,187) (81,051) (38.3)
Siemens Gamesa Renewable
Energy SA ............ (4,159) (115,990) (54.9)
(437,273)
Sweden
Embracer Group AB ....... (1,774) (45,914) (21.7)
Essity AB, Class B ........ (4,525) (148,048) (70.0)
Evolution AB ............ (231) (40,194) (19.0)
Hexagon AB, Class B ...... (6,657) (110,197) (52.1)
Sandvik AB ............. (2,888) (75,308) (35.6)
SKF AB, Class B .......... (1,604) (42,677) (20.2)
Svenska Handelsbanken AB,
Class A .............. (1,903) (21,446) (10.1)
Swedbank AB, Class A ...... (2,525) (49,171) (23.2)
Tele2 AB, Class B ......... (2,173) (31,919) (15.1)
(564,874)
Switzerland
ABB Ltd. (Registered) ...... (5,242) (191,639) (90.6)
Banque Cantonale Vaudoise
(Registered) ........... (207) (18,479) (8.7)
Chocoladefabriken Lindt &
Spruengli AG .......... (22) (246,509) (116.6)
Clariant AG (Registered) .... (9,641) (200,567) (94.8)
Credit Suisse Group AG
(Registered) ........... (4,852) (48,711) (23.0)
EMS-Chemie Holding AG
(Registered) ........... (111) (123,050) (58.2)
Lonza Group AG (Registered) . (218) (169,741) (80.3)
Schindler Holding AG ...... (563) (182,263) (86.2)
Swatch Group AG (The) ..... (243) (81,061) (38.3)
Temenos AG (Registered) ... (505) (80,219) (37.9)

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
Switzerland (continued)
Vifor Pharma AG .......... (1,112) $ (155,515) (73.5) %
(1,497,754)
Taiwan
Sea Ltd., ADR ........... (261) (72,078) (34.1)
United Kingdom
Associated British Foods plc .. (695) (19,326) (9.1)
British American Tobacco plc . (2,330) (86,658) (41.0)
Compass Group plc ........ (956) (20,200) (9.5)
Direct Line Insurance Group plc (5,913) (24,443) (11.6)
Hargreaves Lansdown plc ... (2,706) (61,374) (29.0)
HSBC Holdings plc ........ (28,149) (155,388) (73.5)
Informa plc .............. (12,744) (87,568) (41.4)
InterContinental Hotels Group
plc ................. (1,670) (110,293) (52.1)
Linde plc ............... (82) (25,206) (11.9)
London Stock Exchange Group
plc ................. (1,750) (182,475) (86.3)
Ocado Group plc ......... (2,504) (64,522) (30.5)
Reckitt Benckiser Group plc .. (806) (61,659) (29.1)
Rolls-Royce Holdings plc .... (16,155) (22,312) (10.5)
Smith & Nephew plc ....... (787) (16,060) (7.6)
Smiths Group plc ......... (1,902) (41,095) (19.4)
Standard Chartered plc ..... (2,968) (17,793) (8.4)
Tesco plc ............... (91,836) (297,310) (140.6)
Unilever plc ............. (3,692) (212,480) (100.5)
Vodafone Group plc ........ (77,686) (124,915) (59.1)
Whitbread plc ............ (4,750) (200,762) (94.9)
(1,831,839)
United States
Abbott Laboratories ........ (1,321) (159,815) (75.6)
AbbVie, Inc. ............. (564) (65,593) (31.0)
Air Products & Chemicals, Inc. (2,426) (706,039) (333.8)
Albemarle Corp. .......... (169) (34,821) (16.5)
Altria Group, Inc. .......... (2,678) (128,651) (60.8)
American Electric Power Co.,
Inc. ................. (292) (25,731) (12.2)
American Financial Group, Inc. (416) (52,620) (24.9)
American Water Works Co., Inc. (932) (158,543) (75.0)
AMETEK, Inc. ........... (411) (57,150) (27.0)
Amphenol Corp., Class A .... (1,332) (96,557) (45.7)
Analog Devices, Inc. ....... (1,298) (217,311) (102.7)
Ansys, Inc. .............. (122) (44,952) (21.3)
Anthem, Inc. ............ (57) (21,889) (10.3)
Aon plc, Class A .......... (59) (15,342) (7.3)
Apollo Global Management, Inc. (3,997) (235,263) (111.2)
Aptiv plc ............... (178) (29,699) (14.0)
Arthur J Gallagher & Co. .... (614) (85,536) (40.4)
AT&T, Inc. .............. (1,430) (40,111) (19.0)
Atmos Energy Corp. ....... (825) (81,337) (38.5)
Avantor, Inc. ............. (2,379) (89,403) (42.3)
Baker Hughes Co. ......... (6,714) (142,605) (67.4)
Bausch Health Cos., Inc. .... (2,636) (77,119) (36.5)
Baxter International, Inc. .... (303) (23,437) (11.1)
Becton Dickinson and Co. ... (172) (43,989) (20.8)
BioMarin Pharmaceutical, Inc. . (3,146) (241,393) (114.1)
Bio-Rad Laboratories, Inc., Class
A .................. (48) (35,496) (16.8)
Boeing Co. (The) ......... (565) (127,961) (60.5)
Booking Holdings, Inc. ...... (16) (34,852) (16.5)
Boston Scientific Corp. ...... (3,842) (175,195) (82.8)
Bristol-Myers Squibb Co. .... (1,741) (118,162) (55.9)
Broadcom, Inc. ........... (521) (252,893) (119.6)
Shares Value
% of Basket
Value
United States (continued)
Broadridge Financial Solutions,
Inc. ................. (327) $ (56,731) (26.8) %
Brookfield Renewable Corp. .. (4,633) (196,594) (92.9)
Brown & Brown, Inc. ....... (1,286) (69,958) (33.1)
Burlington Stores, Inc. ...... (59) (19,753) (9.3)
Cable One, Inc. .......... (90) (169,919) (80.3)
Caesars Entertainment, Inc. .. (220) (19,219) (9.1)
Campbell Soup Co. ........ (2,608) (114,022) (53.9)
CarMax, Inc. ............ (1,874) (251,022) (118.7)
Carvana Co. ............ (402) (135,699) (64.2)
Catalent, Inc. ............ (1,672) (200,322) (94.7)
Caterpillar, Inc. ........... (101) (20,882) (9.9)
Celanese Corp. .......... (695) (108,260) (51.2)
CenterPoint Energy, Inc. .... (1,912) (48,680) (23.0)
Ceridian HCM Holding, Inc. .. (4,784) (470,746) (222.6)
Charles River Laboratories
International, Inc. ....... (65) (26,450) (12.5)
Charter Communications, Inc.,
Class A .............. (197) (146,578) (69.3)
Cheniere Energy, Inc. ...... (3,626) (307,956) (145.6)
Chevron Corp. ........... (1,147) (116,776) (55.2)
Chewy, Inc., Class A ....... (360) (30,132) (14.2)
Church & Dwight Co., Inc. ... (3,081) (266,753) (126.1)
Cincinnati Financial Corp. .... (202) (23,812) (11.3)
Cisco Systems, Inc. ........ (5,970) (330,559) (156.3)
Clorox Co. (The) .......... (438) (79,230) (37.5)
Cloudflare, Inc., Class A ..... (273) (32,386) (15.3)
CME Group, Inc. .......... (206) (43,699) (20.7)
CMS Energy Corp. ........ (2,154) (133,096) (62.9)
ConocoPhillips ........... (1,087) (60,937) (28.8)
CoStar Group, Inc. ........ (698) (62,017) (29.3)
Coupa Software, Inc. ....... (343) (74,431) (35.2)
CyberArk Software Ltd. ..... (523) (74,282) (35.1)
Datadog, Inc., Class A ...... (232) (25,682) (12.1)
Delta Air Lines, Inc. ........ (1,267) (50,553) (23.9)
Discovery, Inc., Class A ..... (670) (19,437) (9.2)
DISH Network Corp., Class A . (1,560) (65,348) (30.9)
Dollar Tree, Inc. .......... (239) (23,850) (11.3)
DR Horton, Inc. ........... (239) (22,808) (10.8)
Duke Energy Corp. ........ (587) (61,700) (29.2)
Eaton Corp. plc ........... (151) (23,866) (11.3)
Edison International ........ (383) (20,873) (9.9)
Enphase Energy, Inc. ....... (352) (66,739) (31.6)
Erie Indemnity Co., Class A .. (230) (42,525) (20.1)
Essential Utilities, Inc. ...... (9,288) (456,227) (215.7)
Estee Lauder Cos., Inc. (The),
Class A .............. (129) (43,064) (20.4)
Exact Sciences Corp. ...... (315) (33,970) (16.1)
Expedia Group, Inc. ........ (476) (76,574) (36.2)
Fiserv, Inc. .............. (984) (113,268) (53.6)
FleetCor Technologies, Inc. ... (714) (184,369) (87.2)
Freeport-McMoRan, Inc. .... (1,962) (74,752) (35.3)
General Electric Co. ....... (5,129) (66,421) (31.4)
General Mills, Inc. ......... (1,487) (87,525) (41.4)
Globe Life, Inc. ........... (829) (77,188) (36.5)
Guidewire Software, Inc. .... (1,071) (123,379) (58.3)
Hasbro, Inc. ............. (842) (83,728) (39.6)
Hess Corp. ............. (245) (18,728) (8.9)
Hilton Worldwide Holdings, Inc. (723) (95,038) (44.9)
Honeywell International, Inc. .. (502) (117,363) (55.5)
Hormel Foods Corp. ....... (7,223) (335,003) (158.4)
Howmet Aerospace, Inc. .... (2,689) (88,253) (41.7)
IAC/InterActiveCorp ........ (539) (73,999) (35.0)
IDEX Corp. ............. (226) (51,232) (24.2)
Ingersoll Rand, Inc. ........ (4,846) (236,824) (112.0)

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
Shares Value
% of Basket
Value
United States (continued)
Insulet Corp. ............ (206) $ (57,616) (27.2) %
Intercontinental Exchange, Inc. (460) (55,122) (26.1)
International Business Machines
Corp. ............... (487) (68,648) (32.5)
IPG Photonics Corp. ....... (168) (36,651) (17.3)
Kansas City Southern ...... (42) (11,248) (5.3)
Keurig Dr Pepper, Inc. ...... (1,278) (44,998) (21.3)
Kimberly-Clark Corp. ....... (323) (43,838) (20.7)
Lamb Weston Holdings, Inc. .. (315) (21,033) (9.9)
Las Vegas Sands Corp. ..... (4,934) (208,955) (98.8)
Leidos Holdings, Inc. ....... (535) (56,935) (26.9)
Liberty Broadband Corp., Class
C .................. (672) (119,273) (56.4)
Liberty Media Corp-Liberty
Formula One, Class C .... (4,783) (224,466) (106.1)
LyondellBasell Industries NV,
Class A .............. (259) (25,726) (12.2)
M&T Bank Corp. .......... (517) (69,200) (32.7)
Marathon Petroleum Corp. ... (416) (22,972) (10.9)
MarketAxess Holdings, Inc. .. (106) (50,368) (23.8)
Marsh & McLennan Cos., Inc. . (848) (124,843) (59.0)
Martin Marietta Materials, Inc. . (159) (57,765) (27.3)
McKesson Corp. .......... (441) (89,889) (42.5)
Medtronic plc ............ (2,025) (265,903) (125.7)
MGM Resorts International ... (497) (18,652) (8.8)
Microchip Technology, Inc. ... (1,225) (175,322) (82.9)
Micron Technology, Inc. ..... (558) (43,290) (20.5)
Nasdaq, Inc. ............ (676) (126,229) (59.7)
Netflix, Inc. .............. (98) (50,722) (24.0)
NextEra Energy, Inc. ....... (2,466) (192,101) (90.8)
NiSource, Inc. ........... (2,890) (71,585) (33.8)
Nucor Corp. ............. (1,188) (123,576) (58.4)
Oak Street Health, Inc. ...... (1,105) (69,659) (32.9)
Okta, Inc. ............... (1,451) (359,543) (170.0)
ON Semiconductor Corp. .... (848) (33,123) (15.7)
Oracle Corp. ............ (3,254) (283,554) (134.1)
Packaging Corp. of America .. (138) (19,527) (9.2)
PayPal Holdings, Inc. ...... (127) (34,992) (16.5)
Peloton Interactive, Inc., Class A (216) (25,499) (12.1)
PerkinElmer, Inc. ......... (176) (32,072) (15.2)
Pfizer, Inc. .............. (696) (29,796) (14.1)
PG&E Corp. ............. (13,435) (118,094) (55.8)
Philip Morris International, Inc. (244) (24,422) (11.5)
Pinnacle West Capital Corp. .. (973) (81,294) (38.4)
Plug Power, Inc. .......... (3,575) (97,526) (46.1)
PPD, Inc. ............... (562) (25,919) (12.3)
PPG Industries, Inc. ....... (254) (41,534) (19.6)
Progressive Corp. (The) ..... (2,490) (236,948) (112.0)
Public Service Enterprise Group,
Inc. ................. (648) (40,325) (19.1)
Republic Services, Inc. ..... (945) (111,850) (52.9)
Shares Value
% of Basket
Value
United States (continued)
ResMed, Inc. ............ (223) $ (60,611) (28.7) %
RingCentral, Inc., Class A .... (261) (69,757) (33.0)
Rollins, Inc. ............. (807) (30,932) (14.6)
Roper Technologies, Inc. .... (273) (134,136) (63.4)
Royal Caribbean Cruises Ltd. . (323) (24,829) (11.7)
S&P Global, Inc. .......... (173) (74,169) (35.1)
Schlumberger NV ......... (5,875) (169,376) (80.1)
SEI Investments Co. ....... (345) (20,976) (9.9)
Southwest Airlines Co. ...... (1,430) (72,244) (34.2)
Splunk, Inc. ............. (13) (1,846) (0.9)
Square, Inc., Class A ....... (290) (71,705) (33.9)
SS&C Technologies Holdings,
Inc. ................. (1,018) (79,801) (37.7)
Steel Dynamics, Inc. ....... (1,311) (84,494) (39.9)
STERIS plc ............. (363) (79,116) (37.4)
Sunrun, Inc. ............. (980) (51,911) (24.5)
Take-Two Interactive Software,
Inc. ................. (141) (24,452) (11.6)
Teladoc Health, Inc. ........ (775) (115,049) (54.4)
Teledyne Technologies, Inc. .. (156) (70,632) (33.4)
Teleflex, Inc. ............. (428) (170,100) (80.4)
Tenaris SA .............. (12,751) (129,919) (61.4)
Tesla, Inc. .............. (126) (86,587) (40.9)
Thermo Fisher Scientific, Inc. . (70) (37,801) (17.9)
Trade Desk, Inc. (The), Class A (300) (24,573) (11.6)
Tradeweb Markets, Inc., Class A (263) (22,810) (10.8)
TransUnion ............. (818) (98,209) (46.4)
Union Pacific Corp. ........ (207) (45,283) (21.4)
US Bancorp ............. (603) (33,491) (15.8)
Valero Energy Corp. ....... (1,093) (73,198) (34.6)
Verisk Analytics, Inc. ....... (775) (147,204) (69.6)
VF Corp. ............... (609) (48,842) (23.1)
Viatris, Inc. .............. (3,649) (51,341) (24.3)
Vistra Corp. ............. (4,639) (88,837) (42.0)
Voya Financial, Inc. ........ (573) (36,901) (17.4)
Walt Disney Co. (The) ...... (944) (166,163) (78.6)
Waste Connections, Inc. ..... (699) (88,556) (41.9)
Waste Management, Inc. .... (685) (101,558) (48.0)
Wells Fargo & Co. ......... (4,186) (192,305) (90.9)
Western Digital Corp. ....... (715) (46,425) (21.9)
Wynn Resorts Ltd. ........ (1,426) (140,219) (66.3)
Xcel Energy, Inc. .......... (1,597) (108,995) (51.5)
Zendesk, Inc. ............ (530) (69,181) (32.7)
Zillow Group, Inc., Class C ... (1,186) (126,024) (59.6)
Zoom Video Communications,
Inc., Class A ........... (208) (78,645) (37.2)
(17,742,458)
Total Reference Entity — Short ............ (33,379,316)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 211,516
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
3 month LIBOR ....................................... London Interbank Offered Rate 0.12%
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.52)

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ 1,715,188 $ — $ 381,585 $ —
OTC Swaps ................................................................... — — 1,400,061 (856,440)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ 893,502 $ — $ 318,771 $ — $ 7,773,385 $ — $ 8,985,658
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 6,465,390 — — 6,465,390
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 320,355 — 320,355
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 381,585 — — — — 381,585
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 1,400,061 — — — 1,400,061
$ 893,502 $ 381,585 $ 1,718,832 $ 6,465,390 $ 8,093,740 $ — $ 17,553,049
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... 353,155 — 1,767,698 — 2,712,657 — 4,833,510
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 3,879,897 — — 3,879,897
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 856,440 — — — 856,440
$ 353,155 $ — $ 2,624,138 $ 3,879,897 $ 2,712,657 $ — $ 9,569,847
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the year ended July 31, 2021, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ 2,309,890 $ — $ (2,587,946) $ — $ (6,173,865) $ — $ (6,451,921)
Forward foreign currency exchange contracts .... — — — 2,053,952 — — 2,053,952
Options purchased
(a)
.................... — — — — 288,124 — 288,124
Swaps .............................. — 1,535,262 8,566,675 — — — 10,101,937
$ 2,309,890 $ 1,535,262 $ 5,978,729 $ 2,053,952 $ (5,885,741) $ — $ 5,992,092

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... 173,101 — 605,639 — 4,456,063 — 5,234,803
Forward foreign currency exchange contracts .... — — — 3,936,191 — — 3,936,191
Options purchased
(b)
.................... — — — — (530,853) — (530,853)
Swaps .............................. — 84,947 (1,522,808) — — — (1,437,861)
$ 173,101 $ 84,947 $ (917,169) $ 3,936,191 $ 3,925,210 $ — $ 7,202,280
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 318,644,414
Average notional value of contracts — short ................................................................................. 157,817,346
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 280,417,855
Average amounts sold — in USD ........................................................................................ 255,084,086
Options:
Average notional value of swaption contracts purchased ......................................................................... 51,541,265
Credit default swaps:
Average notional value — sell protection ................................................................................... 16,497,103
Total return swaps:
Average notional value ............................................................................................... 47,917,250
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ 2,309,891
Futures contracts .................................................................................... $ 801,510 $ 1,387,246
Forward foreign currency exchange contracts ................................................................. 6,465,390 3,879,897
Options
(a)(b)
........................................................................................ 320,355 —
Swaps — Centrally cleared ............................................................................. — 28,142
Swaps — OTC
(c)
.................................................................................... 1,400,061 856,440
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 8,987,316 $ 6,151,725
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(801,510) (1,415,388)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 8,185,806 $ 4,736,337
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Consolidated Statement of Assets and Liabilities.

2021
BlackRock Annual Report to Shareholders
BlackRock Total Factor Fund

Consolidated Schedule of Investments
(continued)
July 31, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Barclays Bank plc ................................ $ 392,007 $ (11,906) $ — $ (380,101) $ —
Barclays Bank plc
(e)
............................... 662,193 — — (490,000) 172,193
BNP Paribas SA ................................. 73,142 — — — 73,142
BNP Paribas SA
(e)
................................ 1,484,950 (33,726) — (1,220,000) 231,224
Citibank NA .................................... 195,044 — — (195,044) —
Citibank NA
(e)
................................... 12,005 (36) — — 11,969
Credit Suisse International .......................... 378,045 — — (378,045) —
Deutsche Bank AG ............................... 206,914 — — — 206,914
Deutsche Bank AG
(e)
.............................. 14,822 (14,822) — — —
Goldman Sachs International ........................ 74,929 (11,606) — — 63,323
Goldman Sachs International
(e)
....................... 54,756 (36,427) — — 18,329
HSBC Bank plc .................................. 78,522 (78,423) — — 99
HSBC Bank plc
(e)
................................ 125,261 (7,886) — — 117,375
JPMorgan Chase Bank NA .......................... 8,806 — — — 8,806
JPMorgan Chase Bank NA
(e)
......................... 230,419 — — — 230,419
Merrill Lynch International & Co. ...................... 374,138 (374,138) — — —
Morgan Stanley & Co. International plc
(e)
................. 3,757,064 (3,172,782) — (500,000) 84,282
Standard Chartered Bank
(e)
.......................... 2,449 — — — 2,449
Toronto Dominion Bank ............................ 29,955 (11,807) — — 18,148
UBS AG ...................................... 30,385 (11,463) — — 18,922
$ 8,185,806 $ (3,765,022) $ — $ (3,163,190) $ 1,257,594
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(f)
Net Amount of
Derivative
Liabilities
(d)(g)
Barclays Bank plc ................................ $ 11,906 $ (11,906) $ — $ — $ —
BNP Paribas SA
(e)
................................ 33,726 (33,726) — — —
Citibank NA
(e)
................................... 36 (36) — — —
Deutsche Bank AG
(e)
.............................. 576,654 (14,822) — — 561,832
Goldman Sachs International ........................ 11,606 (11,606) — — —
Goldman Sachs International
(e)
....................... 36,427 (36,427) — — —
HSBC Bank plc .................................. 78,423 (78,423) — — —
HSBC Bank plc
(e)
................................ 7,886 (7,886) — — —
Merrill Lynch International & Co. ...................... 778,017 (374,138) — (403,879) —
Morgan Stanley & Co. International plc
(e)
................. 3,172,782 (3,172,782) — — —
Societe Generale SA
(e)
............................. 4,984 — — — 4,984
Toronto Dominion Bank ............................ 11,807 (11,807) — — —
UBS AG ...................................... 11,463 (11,463) — — —
Westpac Banking Corp. ............................ 620 — — — 620
$ 4,736,337 $ (3,765,022) $ — $ (403,879) $ 567,436
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Represents derivatives owned by the BlackRock Cayman Strategic Risk Allocation Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 1 of the Notes to Consolidated Financial
Statements.
(f)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(g)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Total Factor Fund
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
July 31, 2021
See notes to consolidated financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks ......................................... $ 363 $ — $ — $ 363
Foreign Government Obligations .............................. — 11,331,168 — 11,331,168
U.S. Treasury Obligations ................................... — 10,589,146 — 10,589,146
Short-Term Securities:
Money Market Funds ...................................... 22,001,744 — — 22,001,744
U.S. Treasury Obligations ................................... — 119,964,790 — 119,964,790
Options Purchased:
Interest rate contracts ...................................... — 320,355 — 320,355
$ 22,002,107 $ 142,205,459 $ — $ 164,207,566
Derivative Financial Instruments
(a)
Assets:
Commodity contracts ....................................... $ 893,502 $ — $ — $ 893,502
Credit contracts ........................................... — 381,585 — 381,585
Equity contracts ........................................... 318,771 1,400,061 — 1,718,832
Foreign currency exchange contracts ............................ — 6,465,390 — 6,465,390
Interest rate contracts ....................................... 7,773,385 — — 7,773,385
Liabilities:
Commodity contracts ....................................... (353,155) — — (353,155)
Equity contracts ........................................... (1,767,698) (856,440) — (2,624,138)
Foreign currency exchange contracts ............................ — (3,879,897) — (3,879,897)
Interest rate contracts ....................................... (2,712,657) — — (2,712,657)
$ 4,152,148 $ 3,510,699 $ — $ 7,662,847
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Consolidated Statement of Assets and Liabilities

July 31, 2021
2021
BlackRock Annual Report to Shareholders

+
+
See notes to consolidated financial statements.
BlackRock Total
Factor Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 142,205,822
Investments, at value — affiliated
(b)
......................................................................................... 22,001,744
Cash ............................................................................................................. 10,758,421
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 3,210,000
Futures contracts .................................................................................................... 19,498,000
Centrally cleared swaps ................................................................................................ 1,379,000
Foreign currency, at value
(c)
.............................................................................................. 17,917,623
Receivables: –
Swaps   .......................................................................................................... 1,457,335
Capital shares sold ................................................................................................... 178,679
Dividends — affiliated ................................................................................................. 66
From the Manager ................................................................................................... 9,829
Variation margin on futures contracts ....................................................................................... 801,510
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 6,465,390
OTC swaps ........................................................................................................ 1,400,061
Prepaid expenses ..................................................................................................... 68,436
Total assets .........................................................................................................
227,351,916
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 3,330,000
Payables: –
Investments purchased ................................................................................................ 358,946
Swaps   .......................................................................................................... 935,486
Administration fees ................................................................................................... 7,676
Capital shares redeemed ............................................................................................... 2,012,717
Investment advisory fees .............................................................................................. 31,120
Trustees' and Officer's fees ............................................................................................. 2,115
Other affiliate fees ................................................................................................... 172
Service and distribution fees ............................................................................................. 1,425
Variation margin on futures contracts ....................................................................................... 1,387,246
Variation margin on centrally cleared swaps .................................................................................. 28,142
Other accrued expenses ............................................................................................... 378,791
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 3,879,897
OTC swaps ........................................................................................................ 856,440
Total liabilities ........................................................................................................
13,210,173
NET ASSETS ........................................................................................................
$ 214,141,743
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 2 12 , 343 , 880
Accumulated earnings .................................................................................................. 1, 797 , 863
NET ASSETS ........................................................................................................
$ 214,141,743
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 140,570,138
(b)
  Investments, at cost — affiliated .......................................................................................... $ 22,001,744
(c)
  Foreign currency, at cost ............................................................................................... $ 17,834,344

Consolidated Statement of Assets and Liabilities
(continued)
July 31, 2021

Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Total
Factor Fund
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 176,703,477
Shares outstanding .................................................................................................
18,581,029
Net asset value ....................................................................................................
$ 9.51
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor A
Net assets ........................................................................................................
$ 5,891,967
Shares outstanding .................................................................................................
624,284
Net asset value ....................................................................................................
$ 9.44
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor C
Net assets ........................................................................................................
$ 220,814
Shares outstanding .................................................................................................
23,799
Net asset value ....................................................................................................
$ 9.28
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Class K
Net assets ........................................................................................................
$ 31,325,485
Shares outstanding .................................................................................................
3,289,966
Net asset value ....................................................................................................
$ 9.52
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001

Consolidated Statement of Operations

Year Ended July 31, 2021
2021
BlackRock Annual Report to Shareholders

(a)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Consolidated Financial Statements.
See notes to consolidated financial statements.
BlackRock Total
Factor Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 4,002
Interest — unaffiliated
(a)
............................................................................................... 760,264
Total investment income .................................................................................................
764,266
EXPENSES
Investment advisory .................................................................................................. 1,085,512
Accounting services .................................................................................................. 253,314
Transfer agent — class specific .......................................................................................... 206,089
Registration ....................................................................................................... 172,110
Professional ....................................................................................................... 126,923
Administration ..................................................................................................... 92,270
Administration — class specific .......................................................................................... 43,418
Custodian ......................................................................................................... 36,414
Service and distribution — class specific .................................................................................... 17,357
Trustees and Officer .................................................................................................. 10,950
Miscellaneous ...................................................................................................... 35,336
Total expenses .......................................................................................................
2,079,693
Less: –
Administration fees waived — class specific .................................................................................. (43,280)
Fees waived and/or reimbursed by the Manager ............................................................................... (724,191)
Transfer agent fees waived and/or reimbursed — class specific ..................................................................... (114,326)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,197,896
Net investment loss ....................................................................................................
(433,630)
REALIZED AND UNREALIZED GAIN (LOSS) $ 13,764,873
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 308,744
Forward foreign currency exchange contracts ............................................................................... 2,053,952
Foreign currency transactions ......................................................................................... (421,360)
Futures contracts .................................................................................................. (6,451,921)
Swaps ......................................................................................................... 10,101,937
A
5,591,352
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (185,244)
Forward foreign currency exchange contracts ............................................................................... 3,936,191
Foreign currency translations .......................................................................................... 625,632
Futures contracts .................................................................................................. 5,234,803
Swaps ......................................................................................................... (1,437,861)
A
8,173,521
Net realized and unrealized gain ...........................................................................................
13,764,873
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 13,331,243

Consolidated Statements of Changes in Net Assets

Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock Total Factor Fund
Year Ended July 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .......................................................................... $ (433,630) $ 3,093,443
Net realized gain (loss) .............................................................................. 5,591,352 (56,389,744)
Net change in unrealized appreciation (depreciation) .......................................................... 8,173,521 (6,604,347)
Net increase (decrease) in net assets resulting from operations .....................................................
13,331,243 (59,900,648)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... — (7,545,741)
Investor A ..................................................................................... — (251,603)
Investor C ..................................................................................... — (16,900)
Class K ....................................................................................... — (567,568)
Decrease in net assets resulting from distributions to shareholders ...................................................
— (8,381,812)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(101,374,823) 137,702,357
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (88,043,580) 69,419,897
Beginning of year .................................................................................... 302,185,323 232,765,426
End of year ........................................................................................
$ 214,141,743 $ 302,185,323
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock Total Factor Fund
Institutional
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 8.78 $ 10.50 $ 10.18 $ 10.18 $ 9.79
Net investment income (loss)
(a)
.................................
(0.02) 0.09 0.16 0.08 0.00
(b)
Net realized and unrealized gain (loss) ...........................
0.75 (1.51) 0.44 0.39 0.53
Net increase (decrease) from investment operations ....................
0.73 (1.42) 0.60 0.47 0.53
Distributions
(c)
– – – – –
From net investment income ..................................
— (0.01) (0.24) — (0.04)
From net realized gain .......................................
— (0.29) (0.04) (0.47) (0.10)
Total distributions ...........................................
— (0.30) (0.28) (0.47) (0.14)
Net asset value, end of year ...................................
$ 9.51 $ 8.78 $ 10.50 $ 10.18 $ 10.18
Total Return
(d)
8.31% (13.93)% 6.10% 4.59% —
Based on net asset value ......................................
8.31% (13.93)% 6.10% 4.59% 5.46%
Ratios to Average Net Assets
(e)
Total expenses .............................................
0.96% 0.84% 1.29% 1.82% 1.65%
Total expenses after fees waived and/or reimbursed ....................
0.55% 0.55% 0.55% 0.54% 0.68%
Net investment income (loss) ...................................
(0.19)% 0.97% 1.55% 0.76% (0.03)%
Supplemental Data
Net assets, end of year (000) ....................................
$ 176,703 $ 265,507 $ 206,351 $ 122,627 $ 31,334
Portfolio turnover rate ........................................
49% 166% 74% 64% 73%
Year Ended July 31,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.01% 0.01% 0.05% 0.11%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock Total Factor Fund
Investor A
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 8.74 $ 10.46 $ 10.15 $ 10.15 $ 9.77
Net investment income (loss)
(a)
.................................
(0.04) 0.07 0.13 0.02 (0.02)
Net realized and unrealized gain (loss) ...........................
0.74 (1.50) 0.44 0.42 0.52
Net increase (decrease) from investment operations ....................
0.70 (1.43) 0.57 0.44 0.50
Distributions
(b)
– – – – –
From net investment income ..................................
— (0.00)
(c)
(0.22) — (0.02)
From net realized gain .......................................
— (0.29) (0.04) (0.44) (0.10)
Total distributions ...........................................
— (0.29) (0.26) (0.44) (0.12)
Net asset value, end of year ...................................
$ 9.44 $ 8.74 $ 10.46 $ 10.15 $ 10.15
Total Return
(d)
8.01% (14.07)% 5.80% 4.35% —
Based on net asset value ......................................
8.01% (14.07)% 5.80% 4.35% 5.16%
Ratios to Average Net Assets
(e)
Total expenses .............................................
1.31% 1.22% 1.65% 2.20% 2.09%
Total expenses after fees waived and/or reimbursed ....................
0.80% 0.80% 0.80% 0.80% 0.91%
Net investment income (loss) ...................................
(0.46)% 0.73% 1.28% 0.18% (0.21)%
Supplemental Data
Net assets, end of year (000) ....................................
$ 5,892 $ 6,916 $ 7,423 $ 4,936 $ 2,327
Portfolio turnover rate ........................................
49% 166% 74% 64% 73%
Year Ended July 31,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.01% 0.01% 0.05% 0.11%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
BlackRock Total Factor Fund
Investor C
Year Ended July 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 8.66 $ 10.40 $ 10.08 $ 10.07 $ 9.71
Net investment income (loss)
(a)
.................................
(0.10) (0.01) 0.04 (0.11) (0.10)
Net realized and unrealized gain (loss) ...........................
0.72 (1.48) 0.44 0.48 0.52
Net increase (decrease) from investment operations ....................
0.62 (1.49) 0.48 0.37 0.42
Distributions
(b)
– – – – –
From net investment income ..................................
— (0.00)
(c)
(0.12) — —
From net realized gain .......................................
— (0.25) (0.04) (0.36) (0.06)
Total distributions ...........................................
— (0.25) (0.16) (0.36) (0.06)
Net asset value, end of year ...................................
$ 9.28 $ 8.66 $ 10.40 $ 10.08 $ 10.07
Total Return
(d)
7.16% (14.68)% 4.95% 3.62% —
Based on net asset value ......................................
7.16% (14.68)% 4.95% 3.62% 4.40%
Ratios to Average Net Assets
(e)
Total expenses .............................................
2.08% 1.92% 2.47% 2.98% 2.80%
Total expenses after fees waived and/or reimbursed ....................
1.54% 1.55% 1.55% 1.55% 1.68%
Net investment income (loss) ...................................
(1.19)% (0.06)% 0.41% (1.08)% (1.01)%
Supplemental Data
Net assets, end of year (000) ....................................
$ 221 $ 304 $ 608 $ 755 $ 908
Portfolio turnover rate ........................................
49% 166% 74% 64% 73%
Year Ended July 31,
2021 2020 2019 2018 2017
Investments in underlying funds .................................. 0.01% 0.01% 0.01% 0.05% 0.11%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Portfolio turnover rate is representative of the portfolio for the entire year.
BlackRock Total Factor Fund
Class K
Year Ended July 31, Period from
02/03/17
(a)
to 07/31/17 2021 2020 2019 2018
Net asset value, beginning of period .............................
$ 8.79 $ 10.51 $ 10.18 $ 10.18 $ 9.76
Net investment income (loss)
(b)
.................................
(0.02) 0.10 0.14 0.28 0.01
Net realized and unrealized gain (loss) ...........................
0.75 (1.52) 0.47 0.19 0.41
Net increase (decrease) from investment operations ....................
0.73 (1.42) 0.61 0.47 0.42
Distributions
(c)
– – – – –
From net investment income ..................................
— (0.01) (0.24) — —
From net realized gain .......................................
— (0.29) (0.04) (0.47) —
Total distributions ...........................................
— (0.30) (0.28) (0.47) —
Net asset value, end of period ..................................
$ 9.52 $ 8.79 $ 10.51 $ 10.18 $ 10.18
Total Return
(d)
8.30% (13.89)% 6.23% 4.61% —
Based on net asset value ......................................
8.30% (13.89)% 6.23% 4.61% 4.30%
(e)
Ratios to Average Net Assets
(f)
Total expenses .............................................
0.87% 0.77% 1.29% 1.81% 1.84%
(g)
Total expenses after fees waived and/or reimbursed ....................
0.50% 0.50% 0.50% 0.50% 0.49%
(g)
Net investment income (loss) ...................................
(0.18)% 1.08% 1.43% 2.79% 0.28%
(g)
Supplemental Data
Net assets, end of period (000) ..................................
$ 31,325 $ 29,458 $ 18,383 $ 28,440 $ 230
Portfolio turnover rate ........................................
49% 166% 74% 64% 73%
(h)
Year Ended July 31, Period from
02/03/17
(a)
to 07/31/17 2021 2020 2019 2018
Investments in underlying funds .................................. 0.01% 0.01% 0.01% 0.05% 0.11%
See notes to financial statements.

Notes to Consolidated Financial Statements
2021
BlackRock Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock Total Factor Fund (the "Fund") is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund  include the accounts of BlackRock Cayman Strategic Risk Allocation Fund, Ltd.
(the “Subsidiary”), which is a wholly-owned subsidiary of the Fund  and primarily invests in commodity-related instruments and other derivatives. The Subsidiary enables  the
Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund  may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $13,409,380 , which is 6.3%  of the Fund's  consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to  the Fund , except that the Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”
Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions: Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value
Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Over-the-counter ("OTC") options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Notes to Consolidated Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies. that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the
Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the
Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and
Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated
Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Notes to Consolidated Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Subsidiary.
Average Daily Net Assets
Investment
Advisory Fees
First $1 Billion ......................................................................................................... 0.50%
$1 Billion - $3 Billion ..................................................................................................... 0.47
$3 Billion - $5 Billion ..................................................................................................... 0.45
$5 Billion - $10 Billion .................................................................................................... 0.44
Greater than $10 Billion .................................................................................................. 0.43

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended July 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect , wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of
Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended July 31, 2021, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the
Consolidated Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2021, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2021, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 14,849
Investor C ........................................................................................................ 2,508
$ 17,357
Average Daily Net Assets Administration Fees
First $500 Million 0.0425%
$500 Million - $1 Billion 0.0400
$1 Billion - $2 Billion 0.0375
$2 Billion - $4 Billion 0.0350
$4 Billion - $13 Billion 0.0325
Greater than $13 Billion 0.0300
Institutional ....................................................................................................... $ 36,811
Investor A ........................................................................................................ 1,189
Investor C ........................................................................................................ 50
Class K ......................................................................................................... 5,368
$ 43,418
Institutional .................................................................................................... $ 694
Investor A ..................................................................................................... 222
Class K ...................................................................................................... 106
$ 1,022

Notes to Consolidated Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

For the year ended July 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  year ended  July 31, 2021 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A
Shares for a total of $218 .
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through November 30, 2021 .
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act
("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended July 31, 2021, the amount waived was $7,980 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2021, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through November 30, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2021, the Manager waived and/or reimbursed investment advisory fees of $716,211, which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/
or reimbursed — class specific, respectively, in the Consolidated Statement of Operations. For the year ended July 31, 2021, class specific expense waivers and/or reimbursements are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended July 31, 2021, the Fund did not participate in the Interfund Lending Program.
Institutional ....................................................................................................... $ 192,317
Investor A ........................................................................................................ 12,146
Investor C ........................................................................................................ 569
Class K ......................................................................................................... 1,057
$ 206,089
Institutional .......................................................................................................... 0.55%
Investor A ........................................................................................................... 0.80
Investor C ........................................................................................................... 1.55
Class K ............................................................................................................ 0.50
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
BlackRock Total Factor Fund
Institutional .................................................................................... $ 36,71 5 $ 103,404
Investor A ..................................................................................... 1,188 9,413
Investor C ..................................................................................... 5 0 469
Class K ...................................................................................... 5,327 1,040
$ 43,280 $ 114,326

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund's Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.
7. PURCHASES AND SALES
For the year ended July 31, 2021, purchases and sales of investments, excluding short-term investments, were as follows:
RULE ABOVE
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund's consolidated financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to net operating losses and income recognized from the Fund’s wholly owned subsidiary was reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of period end, the tax components of accumulated earnings (loss) were as follows:
During the year ended July 31, 2021, the Fund utilized the following amount of its capital loss carryforward.
U.S. Government Securities Other Securities
Fund Name
Purchases Sales
Purchases
Sales
BlackRock Total Factor Fund ............................................ $ 4,687,749 $ 6,700,244 $ 5,580,704 $ 7,879,032
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock Total Factor Fund .................................................................................... $ (42,939,164) $ 42,939,164
test
Fund Name
Year Ended
07/31/21
Year Ended
07/31/20
BlackRock Total Factor Fund
(a)
Ordinary income ............................................................................................ $ — $ 5,986,605
Long-term capital gains ........................................................................................ — 2,395,207
$ — $ 8,381,812
(a)
Distribution amounts may include a portion of the proceeds from redeemed shares.
Fund Name
Net Unrealized
Gains (Losses)
(a)
BlackRock Total Factor Fund ...............................................................................................
$ 1,797,863
(a)
The differences between book-basis and tax-basis net unrealized losses were attributable primarily to the deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, amortization methods for premiums and discounts on fixed income securities, investment in wholly owned subsidiaries and the accounting for swap agreements.
Fund Name Amount Utilized
BlackRock Total Factor Fund ............................................................................................. $ 3,865,479

Notes to Consolidated Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

As of July 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
BlackRock Funds
SM
, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ('LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2021, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Total Factor Fund ......................................... $ 165,060,283 $ 16,921,535 $ (14,131,840) $ 2,789,695

Notes to Consolidated Financial Statements
(continued)

Notes to Consolidated Financial Statements
clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund's portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the
European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR.
The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Year Ended
07/31/21
Year Ended
07/31/20
Fund Name/Share class
Shares Amount Shares Amount
BlackRock Total Factor Fund
Institutional
Shares sold .............................................
10,201,915 $ 89,887,340 25,158,025 $ 253,451,052
Shares issued in reinvestment of distributions ........................
— — 659,597 6,741,082
Shares redeemed .........................................
(21,849,107) (189,309,769) (15,239,548) (138,351,670)
(11,647,192) $ (99,422,429) 10,578,074 $ 121,840,464
Investor A
Shares sold and automatic conversion of shares ......................
161,901 $ 1,435,546 555,698 $ 5,622,773
Shares issued in reinvestment of distributions ........................
— — 24,603 250,453
Shares redeemed .........................................
(329,107) (2,842,811) (498,310) (4,740,113)
(167,206) $ (1,407,265) 81,991 $ 1,133,113
Investor C
Shares sold .............................................
70 $ 600 18,610 $ 192,871
Shares issued in reinvestment of distributions ........................
— — 1,668 16,900
Shares redeemed and automatic conversion of shares ..................
(11,409) (96,411) (43,586) (387,232)
(11,339) $ (95,811) (23,308) $ (177,461)
Class K
Shares sold .............................................
1,240,109 $ 10,932,535 3,277,222 $ 30,256,148
Shares issued in reinvestment of distributions ........................
— — 55,535 571,969
Shares redeemed .........................................
(1,300,845) (11,381,853) (1,731,696) (15,921,876)
(60,736) $ (449,318) 1,601,061 $ 14,906,241
(11,886,473) $ (101,374,823) 12,237,818 $ 137,702,357

Report of Independent Registered Public Accounting Firm
2021
BlackRock Annual Report to Shareholders

To the Board of Trustees of BlackRock Funds
SM
and Shareholders of BlackRock Total Factor Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of BlackRock Total Factor Fund and its subsidiary (one of the funds constituting BlackRock Funds
SM
, referred to hereafter as the "Fund") as of July 31, 2021, the related consolidated statement of operations for the year ended July 31, 2021, the consolidated statements of changes in net assets for each of the two years in the period ended July 31, 2021, including the related notes, and the consolidated financial highlights for each of the periods indicated therein (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 21, 2021
We have served as the auditor of one or more BlackRock investment companies since 2000.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds
SM
(the “Trust”) met on April 7, 2021 (the “April Meeting”)
and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Total Factor Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Fund. The
Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process: Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent
Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board
Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2021
BlackRock Annual Report to Shareholders

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the
Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered the Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted
that for each of the one-year, three-year and since-inception periods reported, the Fund underperformed its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates
from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed
BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the
Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The
Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out”
benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted
that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2022, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different
Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information
2021
BlackRock Annual Report to Shareholders

Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board
(Since 2019)
and Trustee
(Since 2015)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
30 RICs consisting of 152 Portfolios None
Bruce R. Bond
1946
Trustee
(Since 2019)
Board Member, Amsphere Limited (software) since 2018;
Trustee and Member of the Governance Committee, State Street
Research Mutual Funds from 1997 to 2005; Board Member of
Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.
30 RICs consisting of 152 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2016)
Director, Pacific Pension Institute from 2014 to 2018; Advisory
Board Member, Center for Private Equity and Entrepreneurship
at Tuck School of Business since 1997; Senior Advisor,
Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015;
Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof since 2018; Advisory Board Member, Bridges
Fund Management since 2016; Trustee, Financial Accounting
Foundation since 2017; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman Foundation
since 2020.
30 RICs consisting of 152 Portfolios None
Collette Chilton
1958
Trustee
(Since 2015)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
30 RICs consisting of 152 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2016)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
30 RICs consisting of 152 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2019)
Director, Charles Stark Draper Laboratory, Inc. since 2013;
Senior Lecturer, Harvard Business School, from 2008 to 2021;
FMR LLC/Fidelity Investments (financial services) from 1996 to
2008, serving in various senior roles including Executive Vice
President - Strategic Corporate Initiatives and Executive Vice
President and General Counsel; Partner, Sullivan & Worcester
LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
30 RICs consisting of 152 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2019)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
30 RICs consisting of 152 Portfolios Hertz Global Holdings (car rental); Sealed Air Corp.
(packaging); Montpelier
Re Holdings, Ltd. (publicly
held property and casualty
reinsurance) from
2013 to 2015; WABCO
(commercial vehicle safety
systems) from 2015 to
2020
Cynthia A. Montgomery
1952
Trustee
(Since 2007)
Professor, Harvard Business School since 1989. 30 RICs consisting of 152 Portfolios Newell Rubbermaid, Inc.
(manufacturing) from 1995
to 2016

Trustee and Officer Information
(continued)

Trustee and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Donald C. Opatrny
1952
Trustee
(Since 2019)
Trustee, Vice Chair, Member of the Executive Committee and
Chair of the Investment Committee, Cornell University from
2004 to 2019; President, Trustee and Member of the Investment
Committee, The Aldrich Contemporary Art Museum from 2007
to 2014; Member of the Board and Investment Committee,
University School from 2007 to 2018; Member of the Investment
Committee, Mellon Foundation from 2009 to 2015; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
President and Trustee, the Center for the Arts, Jackson Hole
from 2011 to 2018; Director, Athena Capital Advisors LLC
(investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson
Hole since 2014; Member of Affordable Housing Supply Board
of Jackson, Wyoming since 2017; Member, Investment Funds
Committee, State of Wyoming since 2017; Trustee, Phoenix Art
Museum since 2018; Trustee, Arizona Community Foundation
and Member of Investment Committee since 2020.
30 RICs consisting of 152 Portfolios None
Joseph P. Platt
1947
Trustee
(Since 2007)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
30 RICs consisting of 152 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Trustee
(Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member, Advisory Board, ESG Competent Boards
since 2020.
30 RICs consisting of 152 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2016)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
30 RICs consisting of 152 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena
G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
103 RICs consisting of 252 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
105 RICs consisting of 254 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Thomas Callahan
1968
Vice President (Since 2016) Managing Director of BlackRock, Inc. since 2013; Member of the Board of Managers of BlackRock Investments,
LLC (principal underwriter) since 2019 and Managing Director thereof since 2017; Head of BlackRock’s Global Cash
Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy
Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive
Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

Additional Information
2021
BlackRock Annual Report to Shareholders

Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2021
BlackRock Annual Report to Shareholders

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
TWD Taiwan New Dollar
USD United States Dollar
Portfolio Abbreviations
ADR American Depositary Receipts
CMT Constant Maturity Treasury
CVA Certification Van Aandelon (Dutch Certificate)
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
RBOB Reformulated Gasoline Blend Stock for Oxygen Blending
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
WTI West Texas Intermediate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SRA-7/21-AR

Item 2 – Code of Ethics --
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.
The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.
Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Pricewaterhouse Coopers (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Total Factor Fund	$42,000	$42,000	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Total Factor Fund	$0	$0

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –  Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds
SM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: October 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: October 4, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds
SM

Date: October 4, 2021